                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: May 31, 2004
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                     Date of reporting period: May 31, 2004
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 5/31/04

                                            MFS(R) FUNDAMENTAL
                                            GROWTH FUND
                                            -----------------------------------
                                            MFS(R) GEMINI U.K. FUND
                                            -----------------------------------



                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) FUNDAMENTAL GROWTH FUND
The fund seeks capital appreciation.

MFS(R) GEMINI U.K. FUND
The fund seeks capital appreciation.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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TABLE OF CONTENTS
---------------------------------------------------------------
MFS PRIVACY POLICY
---------------------------------------------------------------
MANAGEMENT REVIEW                                             1
---------------------------------------------------------------
PERFORMANCE SUMMARY                                           4
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      7
---------------------------------------------------------------
FINANCIAL STATEMENTS                                         15
---------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                23
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM      29
---------------------------------------------------------------
FEDERAL TAX INFORMATION                                      30
---------------------------------------------------------------
TRUSTEES AND OFFICERS                                        31

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A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT
PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
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

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MANAGEMENT REVIEW    MFS(R) FUNDAMENTAL GROWTH FUND
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in the U.S. stock market that began in the spring of 2003 continued for much of the 12-month period that ended May 31, 2004. In our view, the release of increasingly positive economic numbers as the period progressed, particularly with regard to U.S. employment and corporate earnings, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns. We believe a rate increase by the U.S. Federal Reserve Board began to seem more imminent than investors had expected at the beginning of 2004. In our view, the March train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds, and subsequent events in Iraq and Saudi Arabia made the world look less stable to investors. In addition, we think oil prices that for a time exceeded $40 per barrel raised concerns that high energy costs could become a significant drag on the global recovery.

CONTRIBUTORS TO PERFORMANCE

Stockpicking in the technology sector was the most significant contributor to relative results over the 12-month period ended May 31, 2004. On a relative basis, American Superconductor and Camtek were the fund's strongest performing holdings in the sector, and they were the top two contributors to the fund as a whole. Elsewhere in the technology sector, our holding in Mindspeed Communications also appreciated strongly.

Stock selection in the transportation sector also helped relative results. Frontier Airlines and Mesa Air Group were the portfolio's top relative performers in the sector.

Stock selection in the special products and services sector, as well as a relative overweighting in the sector, also boosted relative returns. In particular, the fund benefited from its holding in DiamondCluster International and Ceradyne Inc.

Our investment in NII Holdings, a mobile telecommunications firm, also helped relative results.

As of period-end, all of the stocks mentioned above had been sold out of the portfolio.

DETRACTORS FROM PERFORMANCE

Security selection within the basic materials area, as well as an underweighting in the sector, detracted from relative performance over the period. Similarly, in the autos and housing sector, performance was hurt by an underweighted position in the sector and, to a lesser extent, by stock selection.

Holdings in other areas that hurt relative results included GoRemote Internet Communications in the utilities and communications sector, as well as Mobius Management Systems and Proxim Corporation in the technology sector. By period-end, all three stocks had been sold out of the portfolio.

The fund's cash position also detracted from relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose sharply, holding cash hurt performance against our benchmark, the Russell 2000 Index, which has no cash position.

    Respectfully,

/s/ Robert A. Henderson

    Robert A. Henderson
    Portfolio Manager

Note to Shareholders: Effective November 12, 2003, we no longer use the Russell 2000 Growth Index as a benchmark because we believe the Russell 2000 Index better reflects the fund's investment policies and objectives.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW          MFS(R) GEMINI U.K. FUND
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in the global and U.K. stock markets that began in the spring of 2003 continued for much of the 12-month period that ended May 31, 2004. In our view, the release of increasingly positive economic numbers as the period progressed, particularly with regard to employment and corporate earnings, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns. Rate increases by the Bank of England, while they had so far failed to slow the growth of consumer borrowing, in our view, began to weigh on the equity market. We believe the March 2004 train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds, and subsequent events, including concern about instability in Iraq and Saudi Arabia, made the world look less stable to investors. In addition, we think that oil prices exceeding $40 per barrel raised concerns that high energy costs could become a significant drag on the global recovery.

DETRACTORS FROM PERFORMANCE

Stock selection in health care and in utilities and communications made those areas the largest detractors from relative performance during the period, on a sector basis. Within the utilities and communications sector, our overweighted positions in National Grid and BT Group were the most significant detractors from relative returns. In the health care sector, not owning Amersham detracted from results as the stock soared over the period.

Stocks in other sectors that held back relative returns included Jarvis in the industrial goods and services sector, Reuters Group in the leisure sector, and RMC Group in the autos and housing sector. All three stocks delivered negative returns over the one-year period, and we sold our positions in Jarvis and RMC Group. In the financial services sector, our holding in Wellington Underwriters rose over the period but still underperformed the broad U.K. market, as measured by the fund's benchmark, the Financial Times Stock Exchange (FTSE) 350 Index. By period-end, we had sold our Wellington stock. Not owning SABMiller, a consumer staples stock that rose sharply over the period, also hurt relative performance.

The fund's cash position also detracted from relative results. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when the U.K. equity market rose sharply, holding cash hurt performance against the FTSE 350 Index, which, like other indices, has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stockpicking in the retailing and leisure sectors contributed strongly to relative results over the 12-month period. An overweighting in the retailing sector also contributed modestly to performance. HMV Group and Next were the strongest relative contributors in the retailing sector. In the leisure area, William Hill and Carlton Communications were the fund's strongest performing holdings, on a relative basis. Stocks in other sectors that added to relative returns included Rolls Royce Group in the industrial goods and services sector, Anglo Irish Bank in the financial services sector, and GKN in the autos and housing sector. By period-end, we had sold our holdings in Carlton Communications and GKN.

    Respectfully,

/s/ Deborah H. Miller                   /s/ James M. Perkins

    Deborah H. Miller                       James M. Perkins
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.


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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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

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PERFORMANCE SUMMARY THROUGH 5/31/04
-------------------------------------------------------------------------------

Currently, each fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829, EXT. 35941, FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS FUNDAMENTAL GROWTH FUND(1)(2)(4)(6)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2004. Index information is from January 1, 2001.)

                            MFS
                        Fundamental                           Russell
                       Growth Fund --        Russell        2000 Growth
                         Class A           2000 Index         Index

         12/00           $ 9,425             $10,000         $10,000
         5/01             10,509              10,329           9,738
         5/02              9,574              10,277           8,198
         5/03              9,659               9,436           7,411
         5/04             15,331              12,294           9,617

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                        Class
      Share           inception
      class              date             1-yr        3-yr         Life*
-------------------------------------------------------------------------
        A             12/29/2000         58.73%       13.41%       15.29%
-------------------------------------------------------------------------

----------------------
Average Annual
----------------------

Comparative benchmarks
-------------------------------------------------------------------------
Average small-cap core fund+             31.04%        7.14%        7.97%
-------------------------------------------------------------------------
Russell 2000 Index#                      30.29%        5.98%        6.23%
-------------------------------------------------------------------------
Russell 2000 Growth Index#               29.77%       -0.42%       -1.14%
-------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

      Share
      class                             1-yr        3-yr         Life*
-------------------------------------------------------------------------
        A**                              49.60%       11.20%       13.31%
-------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

-------------------------------------------------------------------------
        A                                58.73%         45.88%       62.66%
-------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2004. Index information is from January 1, 2001.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

MFS GEMINI U.K. FUND(1)(3)(5)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2004. Index information is from January 1, 2001.)

                              MFS Gemini
                             U.K. Fund --          FTSE
                               Class A            350 Index

              12/00           $9,425             $10,000
              5/01             8,643               9,031
              5/02             8,148               8,442
              5/03             7,640               7,803
              5/04             9,694              10,055

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                        Class
      Share           inception
      class              date           1-yr        3-yr         Life*
-------------------------------------------------------------------------
        A             12/29/2000         26.89%        3.90%        0.83%
-------------------------------------------------------------------------

----------------------
Average Annual
----------------------

Comparative benchmarks
-------------------------------------------------------------------------
Average European regions fund+           27.35%        2.14%       -2.22%
-------------------------------------------------------------------------
FTSE 350 Index#                          28.79%        3.62%        0.14%
-------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

      Share
      class                             1-yr        3-yr         Life*
-------------------------------------------------------------------------
        A**                              19.59%        1.87%       -0.90%
-------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

-------------------------------------------------------------------------
        A                                26.89%         12.17%        2.86%
-------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2004. Index information is from January 1, 2001.
** Takes into account the maximum sales charge of 5.75%.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

FINANCIAL TIMES STOCK EXCHANGE (FTSE) 350 INDEX - measures the performance of the major capital and industry segments of the U.K. market.

RUSSELL 2000 INDEX - measures U.S. small-cap stocks.

RUSSELL 2000 GROWTH INDEX - measures the performance of U.S. small-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the funds' performance would be less favorable. Please see the prospectus and financial statements for complete details.

The fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. Please see the prospectus for complete details.

KEY RISK CONSIDERATIONS

(1) Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.
(2) Investing in small companies is riskier than investing in more-established companies.
(3) Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.
(4) The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.
(5) The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.
(6) Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

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PORTFOLIO OF INVESTMENTS - 5/31/04    MFS(R) FUNDAMENTAL GROWTH FUND
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The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 93.2%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES       $ VALUE
---------------------------------------------------------------------------------------------------------
U.S. Stocks - 86.9%
---------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
---------------------------------------------------------------------------------------------------------
Applied Signal Technology, Inc.                                                         400       $12,500
---------------------------------------------------------------------------------------------------------
KVH Industries, Inc.*                                                                 1,000        13,490
---------------------------------------------------------------------------------------------------------
                                                                                                  $25,990
---------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
---------------------------------------------------------------------------------------------------------
Warnaco Group, Inc.*                                                                    900       $17,937
---------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 18.8%
---------------------------------------------------------------------------------------------------------
Cascade Bancorp                                                                         625       $11,138
---------------------------------------------------------------------------------------------------------
Cornerstone Bancorp, Inc.                                                               200         5,140
---------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.*#                                                             700        24,661
---------------------------------------------------------------------------------------------------------
KNBT Bancorp, Inc.#                                                                   1,400        23,769
---------------------------------------------------------------------------------------------------------
Mystic Financial, Inc.#                                                                 600        16,860
---------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.                                                                      500        15,390
---------------------------------------------------------------------------------------------------------
Newalliance Bancshares, Inc.*#                                                        3,000        43,050
---------------------------------------------------------------------------------------------------------
Northrim BanCorp, Inc.                                                                  700        14,000
---------------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.                                                  1,100        24,970
---------------------------------------------------------------------------------------------------------
PSB Bancorp, Inc.*#                                                                   2,700        26,622
---------------------------------------------------------------------------------------------------------
Wilshire State Bank*#                                                                 1,000        27,250
---------------------------------------------------------------------------------------------------------
Woronoco Bancorp, Inc.                                                                  600        18,390
---------------------------------------------------------------------------------------------------------
                                                                                                 $251,240
---------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
---------------------------------------------------------------------------------------------------------
Northfield Laboratories, Inc.*                                                          300        $3,945
---------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.3%
---------------------------------------------------------------------------------------------------------
Findwhat.com*                                                                           600       $13,896
---------------------------------------------------------------------------------------------------------
Regent Communications, Inc.*                                                          2,900        17,110
---------------------------------------------------------------------------------------------------------
                                                                                                  $31,006
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
---------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                               2,000       $20,940
---------------------------------------------------------------------------------------------------------
Westwood Holdings Group, Inc.                                                           600        10,422
---------------------------------------------------------------------------------------------------------
                                                                                                  $31,362
---------------------------------------------------------------------------------------------------------
Business Services - 4.2%
---------------------------------------------------------------------------------------------------------
CDI Corp.#                                                                              700       $23,249
---------------------------------------------------------------------------------------------------------
Education Lending Group, Inc.*#                                                         800        12,872
---------------------------------------------------------------------------------------------------------
ValueClick, Inc.*                                                                       600         6,564
---------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings*                                                            500        13,075
---------------------------------------------------------------------------------------------------------
                                                                                                  $55,760
---------------------------------------------------------------------------------------------------------
Computer Software - 6.0%
---------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc.*                                                        3,500       $33,600
---------------------------------------------------------------------------------------------------------
Mapics, Inc.*                                                                         1,700        16,915
---------------------------------------------------------------------------------------------------------
Open Solutions, Inc.*                                                                   400         8,812
---------------------------------------------------------------------------------------------------------
SafeNet, Inc.*                                                                          900        20,970
---------------------------------------------------------------------------------------------------------
                                                                                                  $80,297
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.8%
---------------------------------------------------------------------------------------------------------
Computer Horizons Corp.*                                                              4,000       $14,280
---------------------------------------------------------------------------------------------------------
Sapient Corp.*                                                                        2,000        12,000
---------------------------------------------------------------------------------------------------------
Syntel, Inc.                                                                            600        11,370
---------------------------------------------------------------------------------------------------------
                                                                                                  $37,650
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.1%
---------------------------------------------------------------------------------------------------------
Autobytel, Inc.*                                                                      2,400       $25,080
---------------------------------------------------------------------------------------------------------
Concorde Career Colleges, Inc.*                                                       2,900        42,862
---------------------------------------------------------------------------------------------------------
                                                                                                  $67,942
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%
---------------------------------------------------------------------------------------------------------
Superior Essex, Inc.*#                                                                1,000       $13,520
---------------------------------------------------------------------------------------------------------

Electronics - 3.8%
---------------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc.*                                                            500       $14,565
---------------------------------------------------------------------------------------------------------
Diodes, Inc.*#                                                                        1,100        24,013
---------------------------------------------------------------------------------------------------------
Unova, Inc.*                                                                            700        12,145
---------------------------------------------------------------------------------------------------------
                                                                                                  $50,723
---------------------------------------------------------------------------------------------------------
Entertainment - 1.8%
---------------------------------------------------------------------------------------------------------
New Frontier Media, Inc.*                                                             3,000       $23,403
---------------------------------------------------------------------------------------------------------

Gaming & Lodging - 4.8%
---------------------------------------------------------------------------------------------------------
Aztar Corp.*#                                                                           900       $21,699
---------------------------------------------------------------------------------------------------------
Interstate Hotels & Resorts, Inc.*                                                    5,000        26,750
---------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.*                                                             500        14,990
---------------------------------------------------------------------------------------------------------
                                                                                                  $63,439
---------------------------------------------------------------------------------------------------------
Insurance - 0.6%
---------------------------------------------------------------------------------------------------------
21st Century Holding Co.                                                                400        $7,804
---------------------------------------------------------------------------------------------------------

Internet - 4.3%
---------------------------------------------------------------------------------------------------------
Ask Jeeves, Inc.*                                                                       500       $20,200
---------------------------------------------------------------------------------------------------------
J2 Global Communications, Inc.*                                                         200         4,954
---------------------------------------------------------------------------------------------------------
QRS Corp.*                                                                            1,800         9,882
---------------------------------------------------------------------------------------------------------
Stellent, Inc.*                                                                       1,100         8,767
---------------------------------------------------------------------------------------------------------
WebEx Communications*                                                                   600        14,166
---------------------------------------------------------------------------------------------------------
                                                                                                  $57,969
---------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.2%
---------------------------------------------------------------------------------------------------------
Allscripts Heathcare Solutions*                                                         300        $2,472
---------------------------------------------------------------------------------------------------------
NDC Healthcorp                                                                        1,200        26,796
---------------------------------------------------------------------------------------------------------
                                                                                                  $29,268
---------------------------------------------------------------------------------------------------------
Medical Equipment - 1.6%
---------------------------------------------------------------------------------------------------------
Biolase Technology, Inc.*                                                               100        $1,179
---------------------------------------------------------------------------------------------------------
I-Flow Corp.*                                                                           500         6,765
---------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.*                                                               400         6,616
---------------------------------------------------------------------------------------------------------
Zoll Medical Corp.*                                                                     200         6,180
---------------------------------------------------------------------------------------------------------
                                                                                                  $20,740
---------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
---------------------------------------------------------------------------------------------------------
Sigma Designs, Inc.*                                                                  1,600       $10,688
---------------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.7%
---------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                   500        $9,140
---------------------------------------------------------------------------------------------------------

Printing & Publishing - 1.5%
---------------------------------------------------------------------------------------------------------
TheStreet.com, Inc.*                                                                  5,200       $19,552
---------------------------------------------------------------------------------------------------------

Real Estate - 2.1%
---------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.*                                                           4,400       $27,940
---------------------------------------------------------------------------------------------------------

Restaurants - 0.6%
---------------------------------------------------------------------------------------------------------
Total Entertainment Restaurant Corp.*                                                   600        $7,841
---------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 7.1%
---------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                               2,200       $15,510
---------------------------------------------------------------------------------------------------------
Arch Wireless, Inc.*                                                                    400        12,676
---------------------------------------------------------------------------------------------------------
Metrocall Holdings, Inc.*                                                               300        20,733
---------------------------------------------------------------------------------------------------------
Orbimage Inc.*                                                                          300         4,200
---------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc.*                                                                   7,000        20,090
---------------------------------------------------------------------------------------------------------
Ubiquitel, Inc.*                                                                      5,200        21,996
---------------------------------------------------------------------------------------------------------
                                                                                                  $95,205
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.7%
---------------------------------------------------------------------------------------------------------
Brooktrout, Inc.*#                                                                    2,100       $20,202
---------------------------------------------------------------------------------------------------------
Comtech Telecommunications*                                                           1,100        19,514
---------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*                                                               1,200        14,808
---------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.*                                                               1,200        13,404
---------------------------------------------------------------------------------------------------------
Oplink Communications, Inc.*                                                         10,000        20,100
---------------------------------------------------------------------------------------------------------
Redback Networks, Inc.*                                                               2,800        14,196
---------------------------------------------------------------------------------------------------------
                                                                                                 $102,224
---------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
---------------------------------------------------------------------------------------------------------
Boston Communications Group, Inc.*                                                      400        $4,240
---------------------------------------------------------------------------------------------------------

Trucking - 0.9%
---------------------------------------------------------------------------------------------------------
Dynamex, Inc.*#                                                                         900       $11,826
---------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                              $1,158,651
---------------------------------------------------------------------------------------------------------

Foreign Stocks - 6.3%
---------------------------------------------------------------------------------------------------------
Canada - 4.2%
---------------------------------------------------------------------------------------------------------
CHC Helicopter Corp. (Oil Services)#                                                    700       $19,369
---------------------------------------------------------------------------------------------------------
MDC Partners, Inc. (Printing & Publishing)*#                                            800         9,608
---------------------------------------------------------------------------------------------------------
Oppenheimer Holdings, Inc. (Brokerage & Asset Managers)#                                600        16,068
---------------------------------------------------------------------------------------------------------
Vasogen, Inc. (Biotechnology)*                                                        2,100        11,151
---------------------------------------------------------------------------------------------------------
                                                                                                  $56,196
---------------------------------------------------------------------------------------------------------
Germany - 1.1%
---------------------------------------------------------------------------------------------------------
Amadeus Fire AG (Business Services)                                                   2,200       $14,567
---------------------------------------------------------------------------------------------------------

Italy - 0%
---------------------------------------------------------------------------------------------------------
Interpump Group (Machinery & Tools)                                                     100          $511
---------------------------------------------------------------------------------------------------------

Japan - 1.0%
---------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (Apparel Manufacturers)                                             2,000       $13,430
---------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                              $84,704
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,244,296)                                                     $1,243,355
---------------------------------------------------------------------------------------------------------

Warrants - 0.7%
---------------------------------------------------------------------------------------------------------
Mexico
---------------------------------------------------------------------------------------------------------
Cemex S.A. (Construction)* (Identified Cost, $9,425)                                  2,500        $9,000
---------------------------------------------------------------------------------------------------------

Short-Term Obligations - 16.0%
---------------------------------------------------------------------------------------------------------
                                                                           PRINCIPAL AMOUNT
ISSUER                                                                        (000 Omitted)
---------------------------------------------------------------------------------------------------------
ConocoPhillips, 1.06%, due 6/01/04                                                       $7        $7,000
---------------------------------------------------------------------------------------------------------
Fannie Mae, 0.83%, due 6/01/04                                                          149       149,000
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 0.98%, due 6/01/04                                                    57        57,000
---------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                  $213,000
---------------------------------------------------------------------------------------------------------

Repurchase Agreements - 10.6%
---------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 5/31/04, due 6/1/04, total to be received $142,016
(secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                       $142      $142,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,608,721)                                                $1,607,355
---------------------------------------------------------------------------------------------------------

Securities Sold Short - (13.7)%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES       $ VALUE
---------------------------------------------------------------------------------------------------------
Foreign Stocks - (2.0)%
---------------------------------------------------------------------------------------------------------
China - (1.0)%
---------------------------------------------------------------------------------------------------------
Semiconductor Manufacturing International Corp. (Electronics)*                        1,100      $(13,640)
---------------------------------------------------------------------------------------------------------

Israel - (1.0)%
---------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. (Personal Computers & Peripherals)*                  700      $(12,922)
---------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                             $(26,562)
---------------------------------------------------------------------------------------------------------

U.S. Stocks - (11.7)%
---------------------------------------------------------------------------------------------------------
Electronics - (7.0)%
---------------------------------------------------------------------------------------------------------
Atheros Communications, Inc.*                                                           600       $(7,458)
---------------------------------------------------------------------------------------------------------
Lexar Media, Inc.*                                                                    3,600       (34,056)
---------------------------------------------------------------------------------------------------------
Plexus Corp.*                                                                           900       (13,221)
---------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                          700       (17,255)
---------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc.*                                                     1,100       (14,245)
---------------------------------------------------------------------------------------------------------
Stakek Holdings, Inc.*                                                                1,000        (7,650)
---------------------------------------------------------------------------------------------------------
                                                                                                 $(93,885)
---------------------------------------------------------------------------------------------------------
Leisure & Toys - (1.1)%
-----------------------------------------------------------------------------------------------------------
LeapFrog Enterprises, Inc.*                                                             700      $(14,959)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - (0.7)%
---------------------------------------------------------------------------------------------------------
VistaCare, Inc.*                                                                        500       $(9,140)
---------------------------------------------------------------------------------------------------------

Medical Equipment - (2.0)%
---------------------------------------------------------------------------------------------------------
NuVasive, Inc.*                                                                       2,400      $(27,000)
---------------------------------------------------------------------------------------------------------

Specialty Stores - (0.9)%
---------------------------------------------------------------------------------------------------------
Red Envelope, Inc.*                                                                   1,400      $(11,872)
---------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                               $(156,856)
---------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $170,509)                                       $(183,418)
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.8)%                                                           (90,209)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $1,333,728
---------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04    MFS(R) GEMINI U.K. FUND
---------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes,

Stocks - 99.4%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES       $ VALUE
---------------------------------------------------------------------------------------------------------
Ireland - 1.5%
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.5%
---------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC*                                                             961       $15,297
---------------------------------------------------------------------------------------------------------

United Kingdom - 97.9%
---------------------------------------------------------------------------------------------------------
Aerospace - 0%
---------------------------------------------------------------------------------------------------------
Rolls-Royce PLC*                                                                    178,950          $262
---------------------------------------------------------------------------------------------------------

Airlines - 1.5%
---------------------------------------------------------------------------------------------------------
Arriva PLC                                                                            1,600       $11,422
---------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.                                                              1,218         4,431
---------------------------------------------------------------------------------------------------------
                                                                                                  $15,853
---------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.6%
---------------------------------------------------------------------------------------------------------
Diageo PLC*                                                                           2,006       $26,619
---------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 19.3%
---------------------------------------------------------------------------------------------------------
Alliance and Leicester PLC                                                              922       $13,941
---------------------------------------------------------------------------------------------------------
Barclays PLC*                                                                         3,707        32,306
---------------------------------------------------------------------------------------------------------
Cattles PLC*                                                                          1,794        10,768
---------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                215         3,162
---------------------------------------------------------------------------------------------------------
HSBC Holdings PLC*                                                                    3,038        45,046
---------------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC*                                                                 3,583        28,304
---------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                        2,743         4,751
---------------------------------------------------------------------------------------------------------
Paragon Group of Cos. PLC                                                             1,633         9,697
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC*                                                     1,681        50,743
---------------------------------------------------------------------------------------------------------
                                                                                                 $198,718
---------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.8%
---------------------------------------------------------------------------------------------------------
ITV PLC*                                                                                228          $305
---------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                        1,280         7,883
---------------------------------------------------------------------------------------------------------
                                                                                                   $8,188
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.5%
---------------------------------------------------------------------------------------------------------
3i Group PLC*                                                                           417        $4,685
---------------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.5%
---------------------------------------------------------------------------------------------------------
Computacenter PLC                                                                       751        $5,368
---------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.1%
---------------------------------------------------------------------------------------------------------
Johnson Service Group PLC                                                             1,237        $8,842
---------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC*                                                                  847        22,944
---------------------------------------------------------------------------------------------------------
                                                                                                  $31,786
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
---------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                            2,349        $6,167
---------------------------------------------------------------------------------------------------------

Electronics - 2.1%
---------------------------------------------------------------------------------------------------------
Cookson Group PLC                                                                    27,110       $21,490
---------------------------------------------------------------------------------------------------------

Energy - Integrated - 11.3%
---------------------------------------------------------------------------------------------------------
BP PLC*                                                                              10,028       $87,807
---------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. PLC*                                                    3,927        28,376
---------------------------------------------------------------------------------------------------------
                                                                                                 $116,183
---------------------------------------------------------------------------------------------------------

Engineering - Construction - 0.6%
---------------------------------------------------------------------------------------------------------
AMEC PLC*                                                                             1,172        $5,762
---------------------------------------------------------------------------------------------------------

Entertainment - 1.1%
---------------------------------------------------------------------------------------------------------
EMI Group PLC                                                                         2,916       $11,704
---------------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.6%
---------------------------------------------------------------------------------------------------------
Somerfield PLC                                                                        3,618        $9,516
---------------------------------------------------------------------------------------------------------
Tesco PLC*                                                                            1,517         6,923
---------------------------------------------------------------------------------------------------------
                                                                                                  $16,439
---------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
---------------------------------------------------------------------------------------------------------
Tate & Lyle PLC                                                                       1,741        $9,637
---------------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.4%
---------------------------------------------------------------------------------------------------------
Bunzl PLC*                                                                              458        $3,853
---------------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.2%
---------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.*                                                       2,269       $22,498
---------------------------------------------------------------------------------------------------------

General Merchandise - 3.3%
---------------------------------------------------------------------------------------------------------
HMV Group PLC                                                                         2,498       $10,782
---------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                917        23,294
---------------------------------------------------------------------------------------------------------
                                                                                                  $34,076
---------------------------------------------------------------------------------------------------------
Insurance - 4.6%
---------------------------------------------------------------------------------------------------------
Amlin PLC*                                                                            3,451        $9,646
---------------------------------------------------------------------------------------------------------
Aviva PLC*                                                                            3,021        29,484
---------------------------------------------------------------------------------------------------------
Legal & General Group PLC*                                                            4,929         8,040
---------------------------------------------------------------------------------------------------------
                                                                                                  $47,170
---------------------------------------------------------------------------------------------------------
Metals & Mining - 4.1%
---------------------------------------------------------------------------------------------------------
Anglo American PLC*                                                                   1,033       $21,659
---------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                        954         8,026
---------------------------------------------------------------------------------------------------------
Xstrata PLC*                                                                          1,026        12,966
---------------------------------------------------------------------------------------------------------
                                                                                                  $42,651
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.6%
---------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                         931       $43,358
---------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC*                                                                  2,624        54,826
---------------------------------------------------------------------------------------------------------
                                                                                                  $98,184
---------------------------------------------------------------------------------------------------------
Printing & Publishing - 4.1%
---------------------------------------------------------------------------------------------------------
De La Rue PLC                                                                           266        $1,584
---------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                    1,750        17,536
---------------------------------------------------------------------------------------------------------
Reuters Group PLC                                                                     3,420        22,832
---------------------------------------------------------------------------------------------------------
                                                                                                  $41,952
---------------------------------------------------------------------------------------------------------
Railroads - 0%
---------------------------------------------------------------------------------------------------------
RT Group PLC*                                                                           426           $82
---------------------------------------------------------------------------------------------------------

Real Estate - 0.9%
---------------------------------------------------------------------------------------------------------
McCarthy & Stone PLC                                                                    967        $9,712
---------------------------------------------------------------------------------------------------------

Restaurants - 0.9%
---------------------------------------------------------------------------------------------------------
Whitbread PLC*                                                                          637        $9,340
---------------------------------------------------------------------------------------------------------

Special Products & Services - 2.2%
---------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                    2,317       $22,974
---------------------------------------------------------------------------------------------------------

Specialty Chemicals - 1.8%
---------------------------------------------------------------------------------------------------------
BOC Group PLC*                                                                        1,119       $18,253
---------------------------------------------------------------------------------------------------------

Specialty Stores - 2.4%
---------------------------------------------------------------------------------------------------------
Inchcape PLC                                                                            370       $10,681
---------------------------------------------------------------------------------------------------------
Kingfisher PLC*                                                                       2,703        14,169
---------------------------------------------------------------------------------------------------------
                                                                                                  $24,850
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 7.7%
---------------------------------------------------------------------------------------------------------
mm02 PLC                                                                             13,721       $24,519
---------------------------------------------------------------------------------------------------------
Vodafone Group PLC*                                                                  23,096        54,289
---------------------------------------------------------------------------------------------------------
                                                                                                  $78,808
---------------------------------------------------------------------------------------------------------
Telephone Services - 2.1%
---------------------------------------------------------------------------------------------------------
BT Group PLC*                                                                         6,412       $21,506
---------------------------------------------------------------------------------------------------------

Tobacco - 2.5%
---------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                          1,000       $14,662
---------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC*                                                             475        10,569
---------------------------------------------------------------------------------------------------------
                                                                                                  $25,231
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.6%
---------------------------------------------------------------------------------------------------------
Kelda Group PLC                                                                         527        $4,747
---------------------------------------------------------------------------------------------------------
National Grid Transco PLC                                                             2,473        19,592
---------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                    201         2,002
---------------------------------------------------------------------------------------------------------
                                                                                                  $26,341
---------------------------------------------------------------------------------------------------------
Total United Kingdom Stocks                                                                    $1,006,342
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $946,853)                                                       $1,021,639
---------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.1%
---------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL AMOUNT
ISSUER                                                 (000 Omitted)
---------------------------------------------------------------------------------------------------------
ConocoPhillips, 1.06%, due 6/01/04, at Amortized Cost                                    $1        $1,000
---------------------------------------------------------------------------------------------------------
Total Investments^ (Identified Cost, $947,853)                                              $1,022,639
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                               5,415
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $1,028,054
---------------------------------------------------------------------------------------------------------

Portfolio Footnotes:
* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At May 31, 2004, the value of securities pledged for MFS Fundamental Growth Fund amounted to $278,632.
^ As of May 31, 2004, MFS Gemini U.K. Fund had two securities representing $344 and 0.03% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

MFS FUNDAMENTAL GROWTH FUND

AT 5/31/04

ASSETS

Investments, at value (identified cost, $1,466,721)                                             $1,465,355
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreements, at value                                                                    142,000
-----------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $1,608,721)                                                          $1,607,355
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                12,028
-----------------------------------------------------------------------------------------------------------------------------
Deposits with brokers for securities sold short                                                    170,509
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                     13,806
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                                      174
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                             3
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $1,803,875
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold short, at value (proceeds received, $170,509)                                     $183,418
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                  181,823
-----------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                                                 101,723
-----------------------------------------------------------------------------------------------------------------------------
Payable to broker for securities sold short                                                          3,027
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliate for management fee                                                                117
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                                  39
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $470,147
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $1,333,728
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                                 $1,190,500
-----------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of assets and liabilities in
foreign currencies                                                                                 (14,275)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                       157,503
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                                         --
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $1,333,728
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                             104,789
-----------------------------------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                                                    $1,333,728
-----------------------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                               104,789
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.73
-----------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.73)                                                                          $13.51
-----------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

MFS GEMINI U.K. FUND

AT 5/31/04

ASSETS

Investments, at value (identified cost, $947,853)                                               $1,022,639
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                   966
-----------------------------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $944)                                                     938
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                     60,563
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                                    5,376
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $1,090,482
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                                  $62,287
-----------------------------------------------------------------------------------------------------------------------------

Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                       113
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                                     28
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $62,428
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $1,028,054
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                                 $1,050,939
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                                  74,884
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                    (108,080)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                                     10,311
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $1,028,054
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                             106,699
-----------------------------------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                                                    $1,028,054
-----------------------------------------------------------------------------------------------------------------------------
  Shares outstanding`                                                                              106,699
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.64
-----------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.64)                                                                           $10.23
-----------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

MFS FUNDAMENTAL GROWTH FUND

FOR YEAR ENDED 5/31/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                           $4,788
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                               554
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                                 (29)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                $5,313
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                      $9,467
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                          1,656
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                                         4,380
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                                     116
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                        3,920
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                            20,640
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                                 32
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                       30,125
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                           1,608
-----------------------------------------------------------------------------------------------------------------------------
  Professional services                                                                                3,366
-----------------------------------------------------------------------------------------------------------------------------
  Registration fees                                                                                    5,103
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                        3,253
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        $83,666
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                                   (35)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor                                        (71,207)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $12,424
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                   $(7,111)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                           $532,495
-----------------------------------------------------------------------------------------------------------------------------
  Securities sold short                                                                               (3,027)
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                          (16)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                   $529,452
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                       $(79,699)
-----------------------------------------------------------------------------------------------------------------------------
  Securities sold short                                                                          `   (12,909)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                            (21)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                                  $(92,629)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                                 $436,823
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                               $429,712
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

MFS GEMINI U.K. FUND

FOR YEAR ENDED 5/31/04

NET INVESTMENT INCOME

Income

-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                          $35,328
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                                89
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                              (3,493)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                               $31,924
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                      $9,553
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                          1,045
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                                         3,343
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                                      86
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                        4,045
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                               201
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                                  1
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                       30,225
-----------------------------------------------------------------------------------------------------------------------------
  Registration fees                                                                                    3,142
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                           1,974
-----------------------------------------------------------------------------------------------------------------------------
  Professional services                                                                                3,094
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                        3,689
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        $60,398
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                                   (14)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor                                        (48,443)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $11,941
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 $19,983
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                            $21,185
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                          (49)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                    $21,136
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                       $179,108
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                             25
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                                                  $179,133
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                                 $200,269
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                               $220,252
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS FUNDAMENTAL GROWTH FUND

YEARS ENDED 5/31                                                                                      2004             2003

INCREASE  (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                                                     $(7,111)          $(391)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                               529,452         (55,860)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                              (92,629)         54,314
------------------------------------------------------------------------------------------------     ----------       ---------
Increase (decrease) in net assets from operations                                                      $429,712         $(1,937)
------------------------------------------------------------------------------------------------     ----------       ---------
Net increase (decrease) in net assets from fund share transactions                                     $368,783        $(56,869)
------------------------------------------------------------------------------------------------     ----------       ---------
Total increase (decrease) in net assets                                                                $798,495        $(58,806)
------------------------------------------------------------------------------------------------     ----------       ---------

NET ASSETS

At beginning of period                                                                                 $535,233        $594,039
-------------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of $0 and $0,
respectively)                                                                                        $1,333,728        $535,233
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS GEMINI U.K. FUND

YEARS ENDED 5/31                                                                                      2004             2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income                                                                                   $19,983         $17,627
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                21,136         (65,001)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                              179,133          (4,786)
------------------------------------------------------------------------------------------------     ----------       ---------
Increase (decrease) in net assets from operations                                                      $220,252        $(52,160)
------------------------------------------------------------------------------------------------     ----------       ---------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                                             $(21,301)       $(14,144)
------------------------------------------------------------------------------------------------     ----------       ---------
Net increase (decrease) in net assets from fund share transactions                                      (13,504)         44,339
------------------------------------------------------------------------------------------------     ----------       ---------
Total increase (decrease) in net assets                                                                $185,447        $(21,965)
------------------------------------------------------------------------------------------------     ----------       ---------

NET ASSETS

At beginning of period                                                                                 $842,607        $864,572
-------------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of $10,311 and
$11,589, respectively)                                                                               $1,028,054        $842,607
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

MFS FUNDAMENTAL GROWTH FUND
                                                                                      YEARS ENDED 5/31
                                                                            ---------------------------------      PERIOD ENDED
                                                                              2004          2003         2002          5/31/01*
CLASS A
Net asset value, beginning of period                                          $8.03         $7.95       $11.14           $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                     $(0.07)       $(0.01)      $(0.03)          $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                             4.77          0.09        (0.66)            1.15
------------------------------------------------------------------------     ------        ------       ------           ------
Total from investment operations                                              $4.70         $0.08       $(0.69)           $1.14
------------------------------------------------------------------------     ------        ------       ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign currency
  transactions                                                                  $--           $--       $(2.20)             $--
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign
  currency transactions                                                          --            --        (0.30)              --
------------------------------------------------------------------------     ------        ------       ------           ------
Total distributions declared to shareholders                                    $--           $--       $(2.50)             $--
------------------------------------------------------------------------     ------        ------       ------           ------
Net asset value, end of period                                               $12.73         $8.03        $7.95           $11.14
------------------------------------------------------------------------     ------        ------       ------           ------
Total return (%)(+)                                                           58.73          0.88        (8.89)           11.50++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     0.99          1.00         1.01             1.18+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                           (0.57)        (0.08)       (0.33)           (0.24)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                              306           232          352            1,140
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $1,334          $535         $594             $669
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the distributor contractually waived its fee for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                          $(0.78)       $(0.73)      $(0.49)          $(0.40)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                     6.67         11.41         6.15             9.20+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                           (6.25)       (10.49)       (5.47)           (8.27)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

MFS GEMINI U.K. FUND
                                                                                      YEARS ENDED 5/31
                                                                            ---------------------------------      PERIOD ENDED
                                                                              2004          2003         2002          5/31/01*
CLASS A
Net asset value, beginning of period                                          $7.77         $8.44        $9.17           $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                    $0.19         $0.17        $0.21            $0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                1.88         (0.71)       (0.74)           (0.90)
------------------------------------------------------------------------     ------        ------       ------           ------
Total from investment operations                                              $2.07        $(0.54)      $(0.53)          $(0.83)
------------------------------------------------------------------------     ------        ------       ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                 $(0.20)       $(0.13)      $(0.20)             $--
------------------------------------------------------------------------     ------        ------       ------           ------
Net asset value, end of period                                                $9.64         $7.77        $8.44            $9.17
------------------------------------------------------------------------     ------        ------       ------           ------
Total return (%)(+)                                                           26.89         (6.24)       (5.72)           (8.30)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     1.26          1.26         1.26             1.27+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          2.10          2.28         2.51             1.91+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               37            46           31               14
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $1,028          $843         $865             $917
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the distributor contractually waived its fee for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                          $(0.27)       $(0.22)      $(0.15)          $(0.19)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                     6.36          6.49         5.60             7.92+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                           (3.00)        (2.95)       (1.83)           (4.74)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Fundamental Growth Fund and MFS Gemini U.K. Fund (the funds) are a diversified and non-diversified series, respectively, of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the funds' portfolios for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the funds' portfolios are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day in U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the funds calculate their net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the funds may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what they believe to be the fair value of the securities as of the funds' valuation time. Because the frequency of significant events is not predicatable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that their value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The funds may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the funds engage in short sales, their custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the funds will charge a 2% redemption fee (which is retained by each fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The funds may change the redemption fee period in the future, including in connection with pending Securities and Exchange rules. See the funds' prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, passive foreign investment companies, and capital losses.

The tax character of distributions declared for the years ended May 31, 2004 and May 31, 2003 was as follows:

                             MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                             ---------------------------   --------------------

                               5/31/04          5/31/03    5/31/04      5/31/03
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                  $--               $--   $21,301      $14,144
-------------------------------------------------------------------------------

During the year ended May 31, 2004, the following amounts were reclassified due to differences between book and tax accounting. This change had no effect on the net assets or net asset value per share.

                           MFS FUNDAMENTAL GROWTH FUND      MFS GEMINI U.K. FUND
                           ---------------------------      --------------------

Increase (decrease):
--------------------------------------------------------------------------------
Paid-in capital                                    $1                       $--
--------------------------------------------------------------------------------
Accumulated net realized
loss on investment and
foreign currency
transactions                                   (7,112)                      (40)
--------------------------------------------------------------------------------
Accumulated undistributed
net investment income                           7,111                        40
--------------------------------------------------------------------------------

At May 31, 2004, accumulated undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for currency transactions, the offset of net investment loss against short-term capital gains, and wash sales.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                           MFS FUNDAMENTAL          MFS GEMINI
                                           GROWTH FUND               U.K. FUND
                                           ---------------          ----------

Undistributed ordinary income                     $148,446             $11,642
------------------------------------------------------------------------------
Undistributed long-term capital gain                23,829                  --
------------------------------------------------------------------------------
Capital loss carryforward                               --            (107,621)
------------------------------------------------------------------------------
Unrealized appreciation (depreciation)             (29,047)             73,665
------------------------------------------------------------------------------
Other temporary differences                             --                (571)
------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

                     TOTAL CARRYOVER       2009       2010       2011       2012
--------------------------------------------------------------------------------
MFS Gemini U.K. Fund      $(107,621)     $(836)  $(50,545)  $(35,666)  $(20,574)
--------------------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee for MFS Fundamental Growth Fund and MFS Gemini U.K. fund is computed daily and paid monthly at an annual rate of 0.75% and 1.00%, respectively, of each fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of each fund's "Other Expenses", which are defined as the funds' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the funds' Other Expenses during the funds' fiscal year and each fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the funds. MFS Fundamental Growth Fund will not be required to reimburse MFS the $36,423 for expenses borne under a previous agreement that expired on December 31, 2003. At May 31, 2004, aggregate unreimbursed expenses were as follows:

                                                     AGGREGATE
                                                  UNREIMBURSED
                                                      EXPENSES
                ----------------------------------------------
                MFS Fundamental Growth Fund            $30,404
                ----------------------------------------------
                MFS Gemini U.K. Fund                  $141,519
                ----------------------------------------------

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The trustees have elected not to receive compensation from the funds.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

Effective April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

                First $2 billion                      0.01120%
                ----------------------------------------------
                Next $2.5 billion                     0.00832%
                ----------------------------------------------
                Next $2.5 billion                     0.00032%
                ----------------------------------------------
                In excess of $7 billion               0.00000%
                ----------------------------------------------

For the year ended May 31, 2004, the funds paid MFS the following amounts to partially reimburse MFS for the costs of providing administrative services:

                           MFS FUNDAMENTAL GROWTH FUND     MFS GEMINI U.K. FUND
                           ---------------------------     --------------------

Total Amount                                      $116                      $86
-------------------------------------------------------------------------------
Percent of Average Daily
Net Assets                                    0.00925%                 0.00905%
-------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charge on sales of Class A shares of the funds for the year ended May 31, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS A
                Distribution Fee                         0.10%
                ----------------------------------------------
                Service Fee                              0.25%
                ----------------------------------------------
                Total Distribution Plan                  0.35%
                ----------------------------------------------

Each fund's distribution and service fees are currently being waived on a contractual basis.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the year ended May 31, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of each fund's average daily net assets is set periodically under the supervision of the funds' Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the funds' average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the funds' average daily net assets. Effective July 1, 2004, the funds will be charged up to 0.0861% of average daily net assets. Also included in shareholder servicing costs are out-of- pocket expenses, paid to MFSC, as well as other expenses paid to unaffiliated vendors. For the year ended May 31, 2004, the fees for each of the funds amounted to:

                           MFS FUNDAMENTAL GROWTH FUND     MFS GEMINI U.K. FUND
                           ---------------------------     --------------------

Shareholder servicing agent
fee
-------------------------------------------------------------------------------
  Total Amount                                  $1,364                   $1,033
-------------------------------------------------------------------------------
  Percent of Average Daily
  Net Assets                                   0.1087%                  0.1087%
-------------------------------------------------------------------------------
Out-of-pocket expenses                             $21                       $2
-------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                           MFS FUNDAMENTAL GROWTH FUND     MFS GEMINI U.K. FUND
                           ---------------------------     --------------------

Purchases                                   $3,914,396                 $354,416
-------------------------------------------------------------------------------
Sales                                       $3,637,391                 $347,631
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                           MFS FUNDAMENTAL GROWTH FUND     MFS GEMINI U.K. FUND
                           ---------------------------     --------------------

Aggregate cost                              $1,623,493                 $949,072
--------------------------------------------------------------------------------
Gross unrealized appreciation                  $61,697                 $146,252
--------------------------------------------------------------------------------
Gross unrealized depreciation                  (77,835)                 (72,685)
--------------------------------------------------------------------------------
Net unrealized appreciation                   $(16,138)                 $73,567
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           MFS FUNDAMENTAL GROWTH FUND
                                 ----------------------------------------------

                                   Year ended 5/31/04         Year ended 5/31/03
                                 SHARES        AMOUNT        SHARES      AMOUNT

Shares sold                        71,179     $808,557        7,401     $50,829
--------------------------------------------------------------------------------
Shares reacquired                 (33,068)    (439,774)     (15,482)   (107,698)
--------------------------------------------------------------------------------
Net increase (decrease)            38,111     $368,783       (8,081)   $(56,869)
--------------------------------------------------------------------------------

                                               MFS GEMINI U.K. FUND
                                 -----------------------------------------------

                                   Year ended 5/31/04         Year ended 5/31/03
                                 SHARES      AMOUNT        SHARES      AMOUNT

Shares sold                             2          $20        4,698     $35,142
--------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       2,372       21,300        1,978      14,142
--------------------------------------------------------------------------------
Shares reacquired                  (4,126)     (34,824)        (679)     (4,945)
--------------------------------------------------------------------------------
Net increase (decrease)            (1,752)    $(13,504)       5,997     $44,339
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fees allocated to the funds for the year ended May 31, 2004, were as follows and are included in miscellaneous expense:
                                                COMMITMENT FEE
                ----------------------------------------------
                MFS Fundamental Growth Fund                $14
                ----------------------------------------------
                MFS Gemini U.K. Fund                        $5
                ----------------------------------------------

The funds had no significant borrowings during the year ended May 31, 2004.

(7) SUBSEQUENT EVENT

The Board of Trustees which oversees MFS Fundamental Growth Fund decided at its meeting on June 22, 2004 to terminate the fund on or about July 29, 2004.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS Fundamental Growth Fund and MFS Gemini U.K. Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MFS Fundamental Growth Fund and MFS Gemini U.K. Fund (each a series of MFS Series Trust X) (the "Trust") as of May 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Fundamental Growth Fund and MFS Gemini U.K. Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 15, 2004

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

MFS Fundamental Growth Fund has designated $23,829 as a capital gain dividend for the year ended May 31, 2004. Also, for its final year ended July 29, 2004, this fund has designated $15,275 as a capital gain dividend.

The funds hereby designate the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

For the year ended May 31, 2004, income from foreign sources for the MFS Gemini U.K. Fund was $35,328, and the fund designated a foreign tax credit of $3,394.

The funds have the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                    POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                    WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------                 ----------------        ---------------       ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecom-munications), Director;
                                                                                Telesat (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              CRA Business Strategies Group (consulting
(born 03/07/44)                  Compliance Officer                             services), Executive Vice President (April 2003 to
                                                                                June 2004); David L. Babson & Co. (investment
                                                                                adviser), Managing Director, Chief Administrative
                                                                                Officer and Director (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------

(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741             200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Robert Henderson
Deborah Miller
James Perkins

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov

MFS(R) FUNDAMENTAL GROWTH FUND

MFS(R) GEMINI U.K. FUND


[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                            INCXa-ANN 7/04

MFS(R) Mutual Funds

ANNUAL REPORT 5/31/04

MFS(R) INTERNATIONAL GROWTH FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------

MFS PRIVACY POLICY
--------------------------------------------------------------
LETTER FROM THE CEO                                          1
--------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                                     5
--------------------------------------------------------------
MANAGEMENT REVIEW                                            6
--------------------------------------------------------------
PERFORMANCE SUMMARY                                         10
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    13
--------------------------------------------------------------
FINANCIAL STATEMENTS                                        19
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               29
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     40
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       41
--------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS                 45
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     46
--------------------------------------------------------------
CONTACT INFORMATION                                         47

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    June 18, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------
MFS Original Research

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued for much of the 12-month period that ended May 31, 2004. We believe the release of increasingly positive economic numbers as the period progressed, particularly with regard to U.S. employment and corporate earnings in many regions, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns. A rate increase by the U. S. Federal Reserve Board, we believe, began to seem more imminent than investors had expected at the beginning of 2004. In our view, the March 2004 train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds, and subsequent events, including concern about instability in Iraq and Saudi Arabia, made the world look less stable to investors. In addition, we think oil prices that for a time exceeded $40 per barrel raised concerns that high energy costs could become a significant drag on the global recovery.

BENCHMARK CHANGE

Toward the end of the period, on April 5, 2004, the fund's primary benchmark was changed from the MSCI EAFE Index to the MSCI EAFE Growth Index. We believe the style-specific growth benchmark is a more accurate reflection of the fund's actual strategy, management style, and investment universe than the broader MSCI EAFE Index. For the one-year period ended May 31, 2004, the fund outperformed the MSCI EAFE Growth Index but underperformed the MSCI EAFE Index.

-----------------------------------------------
TOP 5 SECTOR WEIGHTINGS
AS OF 5/31/04

FINANCIAL SERVICES                        17.1%
-----------------------------------------------
TECHNOLOGY                                12.2%
-----------------------------------------------
UTILITIES AND COMMUNICATIONS              11.6%
-----------------------------------------------
HEALTH CARE                               10.8%
-----------------------------------------------
LEISURE                                   10.0%
-----------------------------------------------
Percentages based on assets as of 5/31/04. The portfolio is actively managed, and current weightings may be different.

PERFORMANCE RELATIVE TO THE MSCI EAFE INDEX

Relative to the fund's former benchmark, leisure, technology, and energy were the portfolio's weakest-performing sectors over the period. In the leisure sector, stock selection detracted from relative results. Our position in Anglo-Dutch publisher Reed Elsevier was the largest single detractor in the sector. While the stock appreciated over the period, it underperformed the broad market, as measured by the MSCI EAFE Index. We sold our Reed Elsevier position by period-end.

An overweighting in the technology sector also hurt relative performance. Swedish mobile phone manufacturer Ericsson was the largest detractor in the sector because we missed the stock's dramatic rebound during the period, although we held it at period-end. Stock selection in the energy sector was also a detriment to relative returns.

Stocks in other sectors that hurt relative performance included Korean broadband operator Hanaro Telecom and Japanese firm Vodafone Holdings, formerly known as Japan Telecom. Both stocks declined sharply over the period, and we sold our Vodafone Holdings position. (We did, however, retain a position in the firm's U.K.-based parent company, Vodafone Group. That position also hurt relative returns, although it was not one of the fund's strongest detractors over the period.) Our position in Anglo-Dutch food and consumer products conglomerate Unilever also detracted from relative results.

The fund's cash position also detracted from relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose sharply, holding cash hurt performance against the MSCI EAFE Index, which has no cash position.

Retailing, utilities and communications, and basic materials were the strongest-performing sectors over the period, relative to the MSCI EAFE Index. Stock selection in all three sectors benefited performance. In the basic materials sector, a relative underweighting also helped results.

Japanese clothing chain Fast Retailing was the fund's strongest relative performer in the retailing sector; we sold our Fast Retailing position and took some profits during the period. Within the utilities and communications sector, Japanese cellular and long distance operator KDDI was the fund's strongest holding, on a relative basis. Underweighting Finnish cell phone maker Nokia also helped relative results as the stock performed poorly over the period; we did not own Nokia at period-end.

PERFORMANCE RELATIVE TO THE MSCI EAFE GROWTH INDEX

Relative to the fund's current benchmark, utilities and communications, financial services, and retailing were the strongest-performing sectors over the period. Stock selection in all three sectors benefited performance. To a lesser extent, a relative underweighting in utilities and communications and a relative overweighting in financial services also helped results.

In the utilities and communications sector, Japanese cellular and long distance operator KDDI was the fund's strongest performer on a relative basis -- as it was with performance relative to the fund's former benchmark discussed earlier. Irish-listed German lender DEPFA BANK was the strongest relative performer in the financial services sector. In other sectors, not owning U.K.-based pharmaceutical firm GlaxoSmithKline and U.K.-based energy firm Shell Transport and Trading also helped relative results, as those stocks underperformed the broad growth universe as measured by the MSCI EAFE Growth Index. As with performance against the MSCI EAFE Index, underweighting Finnish cell phone maker Nokia helped results relative to the MSCI EAFE Growth Index.

On a sector basis, transportation was the only sector that detracted from performance relative to the MSCI EAFE Growth Index. A relative underweighting hurt results as the transportation group in the index outperformed the broad growth universe over the period.

Individual stocks that detracted from results included Hanaro Telecom, Ericsson, and Vodafone Holdings. As mentioned earlier, these stocks also hurt performance relative to the fund's former benchmark, the MSCI EAFE Index. Relative to the fund's current benchmark, the MSCI EAFE Growth Index, our position in Mitsubishi Tokyo Financial Group also held back performance; the stock was sold out of the portfolio by period-end. In addition, the fund's cash position detracted from returns relative to the current benchmark.

    Respectfully,

/s/ Barry P. Dargan

    Barry P. Dargan
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operatons, October 24, 1995, through May 31, 2004. Index information is from November 1, 1995.)


           MFS International        Lipper
             Growth Fund --      International      MSCI EAFE        MSCI EAFE
             Class A               Fund Index         Index        Growth Index
10/95        $ 9,425                $10,000          $10,000         $10,000
5/96          10,502                 11,196           11,132          10,979
5/98          11,486                 14,908           13,376          12,800
5/00          12,751                 18,159           16,439          15,950
5/02          10,252                 14,261           12,382          10,294
5/04          12,298                 16,260           14,519          11,596


TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A              10/24/95          31.21%      3.31%     4.07%     3.14%
------------------------------------------------------------------------------
        B              10/24/95          30.49%      2.79%     3.54%     2.61%
------------------------------------------------------------------------------
        C               7/1/96           30.47%      2.79%     3.54%     2.63%
------------------------------------------------------------------------------
        I               1/2/97           32.65%      4.73%     5.41%     4.04%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
                                        1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
Average international fund+              28.54%      0.41%     1.01%     4.75%
------------------------------------------------------------------------------
Lipper International Fund Index+         29.82%      2.25%     2.08%     5.83%
------------------------------------------------------------------------------
MSCI EAFE Index#                         33.17%      2.07%     0.73%     4.44%
------------------------------------------------------------------------------
MSCI EAFE Growth Index#                  27.39%     -0.04%    -2.53%     1.74%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

   Share class
------------------------------------------------------------------------------
        A                                23.66%      1.29%     2.85%     2.43%
------------------------------------------------------------------------------
        B                                26.49%      1.84%     3.19%     2.61%
------------------------------------------------------------------------------
        C                                29.47%      2.79%     3.54%     2.63%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
        A                                31.21%     10.27%    22.09%    30.48%
------------------------------------------------------------------------------
        B                                30.49%      8.61%    19.01%    24.77%
------------------------------------------------------------------------------
        C                                30.47%      8.61%    19.02%    25.04%
------------------------------------------------------------------------------
        I                                32.65%     14.86%    30.13%    40.65%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2004. Index information is from
  November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LIPPER INTERNATIONAL FUND INDEX - measures the performance of international equity funds.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) GROWTH INDEX - a commonly used measure of international growth stocks.

MSCI EAFE INDEX - a commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

The fund will charge a 2% redemption fee on proceeds from A, B, C, or I shares redeemed (either by redeeming or exchanging) within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.7%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Foreign Stocks - 94.8%
----------------------------------------------------------------------------------------------
Australia - 3.2%
----------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                   111,080         $956,037
----------------------------------------------------------------------------------------------
News Corp. Ltd. (Broadcast & Cable TV)^                               143,846        1,320,235
----------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)^                                 119,382        1,065,857
----------------------------------------------------------------------------------------------
                                                                                    $3,342,129
----------------------------------------------------------------------------------------------
Austria - 0.6%
----------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)                                                       4,420         $683,061
----------------------------------------------------------------------------------------------

Bermuda - 0.6%
----------------------------------------------------------------------------------------------
ESPRIT Holdings Ltd. (Specialty Stores)                               152,000         $666,966
----------------------------------------------------------------------------------------------

Brazil - 1.1%
----------------------------------------------------------------------------------------------
Aracruz Celulose S.A. (Forest & Paper Products)                        17,320         $562,900
----------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                      11,220          568,854
----------------------------------------------------------------------------------------------
                                                                                    $1,131,754
----------------------------------------------------------------------------------------------
Canada - 2.3%
----------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic
Beverages)*                                                            24,570         $431,463
----------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                    16,330          639,244
----------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                114,680          439,224
----------------------------------------------------------------------------------------------
Research In Motion Ltd. (Telecommunications - Wireline)*                2,800          336,000
----------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                           27,150          533,981
----------------------------------------------------------------------------------------------
                                                                                    $2,379,912
----------------------------------------------------------------------------------------------
China - 0.9%
----------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric
Power)                                                              1,044,000         $971,119
----------------------------------------------------------------------------------------------

Croatia - 0.3%
----------------------------------------------------------------------------------------------
PLIVA d.d. (Pharmaceuticals)                                           21,960         $323,910
----------------------------------------------------------------------------------------------

France - 4.4%
----------------------------------------------------------------------------------------------
AXA (Insurance)^                                                       38,590         $792,010
----------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)^                       36,894          907,290
----------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)^                               5,962        1,045,907
----------------------------------------------------------------------------------------------
Neopost S.A. (Machinery & Tools)                                        8,600          487,487
----------------------------------------------------------------------------------------------
Renault S.A. (Automotive)^                                              6,980          520,154
----------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                   12,930          854,560
----------------------------------------------------------------------------------------------
                                                                                    $4,607,408
----------------------------------------------------------------------------------------------
Germany - 1.1%
----------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                               12,190         $516,749
----------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                 1,030          695,840
----------------------------------------------------------------------------------------------
                                                                                    $1,212,589
----------------------------------------------------------------------------------------------
Greece - 0.8%
----------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co. S.A. (Food & Non-
Alcoholic Beverages)                                                   32,770         $800,669
----------------------------------------------------------------------------------------------

Hungary - 0.8%
----------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)                          20,390         $824,572
----------------------------------------------------------------------------------------------

India - 1.8%
----------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd. (Telephone Services)                        232,400         $755,127
----------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd. (Banks & Credit
Companies)                                                             54,570          683,883
----------------------------------------------------------------------------------------------
State Bank of India (Banks & Credit Companies)                         44,648          505,484
----------------------------------------------------------------------------------------------
                                                                                    $1,944,494
----------------------------------------------------------------------------------------------
Indonesia - 0.9%
----------------------------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Banks & Credit Companies)*                4,911,000         $899,935
----------------------------------------------------------------------------------------------

Ireland - 1.6%
----------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks & Credit Companies)                  29,300         $466,400
----------------------------------------------------------------------------------------------
DEPFA BANK PLC (Banks & Credit Companies)                              55,600          832,066
----------------------------------------------------------------------------------------------
Elan Corp. PLC (Pharmaceuticals)*                                      17,780          417,652
----------------------------------------------------------------------------------------------
                                                                                    $1,716,118
----------------------------------------------------------------------------------------------
Italy - 1.7%
----------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                      65,600         $522,514
----------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcast & Cable TV)                                 66,840          732,446
----------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                       28,990          520,256
----------------------------------------------------------------------------------------------
                                                                                    $1,775,216
----------------------------------------------------------------------------------------------
Japan - 16.5%
----------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                  86,000         $789,728
----------------------------------------------------------------------------------------------
Canon, Inc. (Personal Computers & Peripherals)                         25,000        1,236,332
----------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                       60,700          922,576
----------------------------------------------------------------------------------------------

Japan - continued
----------------------------------------------------------------------------------------------
Citizen Watch Co. Ltd. (Electronics)                                  100,000       $1,048,954
----------------------------------------------------------------------------------------------
Fujimi Corp. (Special Products & Services)                              8,400          210,372
----------------------------------------------------------------------------------------------
Funai Electric Co. Ltd. (Electronics)                                   3,900          535,429
----------------------------------------------------------------------------------------------
Heiwa Real Estate Co. Ltd. (Leisure & Toys)                            18,400          276,822
----------------------------------------------------------------------------------------------
HUNET, Inc. (Real Estate)^                                            101,000          236,450
----------------------------------------------------------------------------------------------
Impact 21 Co. Ltd. (Apparel Manufacturers)                             20,900          491,185
----------------------------------------------------------------------------------------------
Jaccs Co. Ltd. (Banks & Credit Companies)                             102,000          596,053
----------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                           102          596,053
----------------------------------------------------------------------------------------------
Kibun Food Chemifa Co. Ltd. (Food & Non-Alcoholic
Beverages)                                                             38,000          689,624
----------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd. (Electronics)                             8,900          514,432
----------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (Specialty Stores)                         26,400          929,468
----------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd. (Automotive)                                     47,300          478,558
----------------------------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Equipment)                               14,200          770,528
----------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (Apparel Manufacturers)                              64,000          429,745
----------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                        30,500        1,048,909
----------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (Construction)                              150,000        1,107,935
----------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)^                                    45,400        1,742,589
----------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd. (Electronics)                                39,800          656,562
----------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd. (Specialty Chemicals)                       73,000          486,865
----------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)^                              7,860          526,354
----------------------------------------------------------------------------------------------
Tamron Co. Ltd. (Leisure & Toys)                                       11,000          482,102
----------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (Natural Gas - Distribution)                       179,000          631,832
----------------------------------------------------------------------------------------------
                                                                                   $17,435,457
----------------------------------------------------------------------------------------------
Luxembourg - 0.5%
----------------------------------------------------------------------------------------------
Tenaris S.A. (Oil Services)                                            16,890         $559,059
----------------------------------------------------------------------------------------------

Mexico - 3.5%
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications -
Wireless)                                                              26,810         $939,691
----------------------------------------------------------------------------------------------
CEMEX S.A. de C.V. (Construction)                                      25,530          749,050
----------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V. (Specialty Stores)                         120,070          625,189
----------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V. (Banks & Credit
Companies)                                                            284,170          361,440
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                        24,560        1,037,906
----------------------------------------------------------------------------------------------
                                                                                    $3,713,276
----------------------------------------------------------------------------------------------

Netherlands - 2.2%
----------------------------------------------------------------------------------------------
Royal Philips Electronics N.V. (Electronics)^                          44,130       $1,199,529
----------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)                                       37,661        1,109,727
----------------------------------------------------------------------------------------------
                                                                                    $2,309,256
----------------------------------------------------------------------------------------------
Russia - 0.6%
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC (Telephone Services)                            5,510         $646,874
----------------------------------------------------------------------------------------------

South Korea - 2.2%
----------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                             325,480         $782,605
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                              2,170          969,000
----------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd. (Electrical Equipment)                             4,840          534,083
----------------------------------------------------------------------------------------------
                                                                                    $2,285,688
----------------------------------------------------------------------------------------------
Spain - 3.7%
----------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)^                                                32,420         $992,524
----------------------------------------------------------------------------------------------
Antena 3 Television S.A. (Broadcast & Cable TV)                        11,422          580,613
----------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                            26,280          530,374
----------------------------------------------------------------------------------------------
Repsol YPF S.A. (Energy - Integrated)                                  34,380          727,137
----------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)^                                  73,896        1,072,468
----------------------------------------------------------------------------------------------
                                                                                    $3,903,116
----------------------------------------------------------------------------------------------
Sweden - 4.1%
----------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (Machinery & Tools)                                15,130         $558,505
----------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                             12,570          517,155
----------------------------------------------------------------------------------------------
D. Carnegie & Co. AB (Brokerage & Asset Managers)                      50,570          539,654
----------------------------------------------------------------------------------------------
Ericsson, Inc., "B" (Telecommunications - Wireline)                   447,310        1,248,899
----------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, "B" (Specialty Stores)                        18,820          466,092
----------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)                                         28,490          967,539
----------------------------------------------------------------------------------------------
                                                                                    $4,297,844
----------------------------------------------------------------------------------------------
Switzerland - 10.3%
----------------------------------------------------------------------------------------------
Basilea Pharmaceutica AG (Pharmaceuticals)*                             2,700         $179,885
----------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                         24,210          831,597
----------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)^                           9,001        2,341,280
----------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                          45,160        2,025,047
----------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                     19,630        2,067,470
----------------------------------------------------------------------------------------------
Straumann Holding AG (Medical Equipment)^                               3,160          653,028
----------------------------------------------------------------------------------------------
Synthes, Inc. (Medical Equipment)                                       8,700        1,023,897
----------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                      24,737        1,774,401
----------------------------------------------------------------------------------------------
                                                                                   $10,896,605
----------------------------------------------------------------------------------------------

Thailand - 0.6%
----------------------------------------------------------------------------------------------
Aeon Thana Sinsap Public Co. Ltd. (Banks & Credit
Companies)                                                            131,200         $420,513
----------------------------------------------------------------------------------------------
Hana Microelectronics Public Co. Ltd. (Electronics)                    71,200          219,428
----------------------------------------------------------------------------------------------
                                                                                      $639,941
----------------------------------------------------------------------------------------------
United Kingdom - 28.5%
----------------------------------------------------------------------------------------------
AMVESCAP PLC (Brokerage & Asset Managers)                              99,380         $666,191
----------------------------------------------------------------------------------------------
ARM Holdings PLC (Electronics)                                        212,260          457,111
----------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                      47,170        2,196,776
----------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                 53,748          524,562
----------------------------------------------------------------------------------------------
BP PLC (Energy - Integrated)*                                         264,881        2,319,353
----------------------------------------------------------------------------------------------
Bunzl PLC (Forest & Paper Products)*                                   83,500          702,448
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)*               125,670        1,071,026
----------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Companies)                    45,480          668,930
----------------------------------------------------------------------------------------------
Cookson Group PLC (Electronics)                                       823,890          653,086
----------------------------------------------------------------------------------------------
CSR PLC (Telecommunications - Wireline)                               119,210          699,162
----------------------------------------------------------------------------------------------
Daily Mail & General Trust PLC (Printing & Publishing)                 40,590          513,686
----------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd. (Airlines)                                   102,080          371,378
----------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                             84,568          847,442
----------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                     207,085        1,085,500
----------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                         41,390        1,051,414
----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                     49,630        1,344,417
----------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)*                                                            49,774        1,502,489
----------------------------------------------------------------------------------------------
Schroders PLC (Brokerage & Asset Managers)                             37,530          416,149
----------------------------------------------------------------------------------------------
Signet Group PLC (Specialty Stores)*                                  207,850          449,518
----------------------------------------------------------------------------------------------
Smith & Nephew PLC (Medical Equipment)*                                69,740          731,128
----------------------------------------------------------------------------------------------
Spirent PLC (Telecommunications - Wireline)*                          313,920          371,103
----------------------------------------------------------------------------------------------
St. James's Place Capital PLC (Insurance)                             158,830          483,232
----------------------------------------------------------------------------------------------
Standard Chartered PLC (Banks & Credit Companies)*                     47,990          792,045
----------------------------------------------------------------------------------------------
T&F Informa PLC (Printing & Publishing)                                64,481          425,451
----------------------------------------------------------------------------------------------
Unilever PLC (Food & Non-Alcoholic Beverages)*                        111,300        1,057,692
----------------------------------------------------------------------------------------------
United Utilities PLC, "A" (Utilities - Electric Power)                141,010          885,814
----------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)*                 1,928,540        4,533,163
----------------------------------------------------------------------------------------------
William Hill Organization Ltd. (Gaming & Lodging)*                    110,700        1,097,641
----------------------------------------------------------------------------------------------
Wolfson Microelectronics PLC (Electronics)                            104,800          465,788
----------------------------------------------------------------------------------------------
WPP Group PLC (Broadcast & Cable TV)                                   52,340          521,853
----------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                 189,150        1,164,826
----------------------------------------------------------------------------------------------
                                                                                   $30,070,374
----------------------------------------------------------------------------------------------
Total Foreign Stocks                                                              $100,037,342
----------------------------------------------------------------------------------------------

U.S. Stocks - 0.9%
----------------------------------------------------------------------------------------------
Business Services - 0.9%
----------------------------------------------------------------------------------------------
Manpower, Inc.                                                         20,340         $971,235
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $81,920,770)                                       $101,008,577
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 11.9%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                  12,514,755      $12,514,755
----------------------------------------------------------------------------------------------

Repurchase Agreement - 3.8%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
Merrill Lynch, 1.01%, dated 5/28/04, due 6/01/04, total
to be received $3,999,449 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                               $3,999       $3,999,000
----------------------------------------------------------------------------------------------
Total Investments# (Identified Cost, $98,434,525)                                 $117,522,332
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (11.4)%                                           (12,003,996)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $105,518,336
----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
# As of May 31, 2004, 1 security representing $505,484 and approximately 0.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/04

ASSETS
Investments, at value, including $11,958,945 of securities
on loan (identified cost, $98,434,525)                          $117,522,332
--------------------------------------------------------------------------------------------------
Cash                                                                  51,943
--------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $153,283)               154,370
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                      651,159
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      536,262
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    324,010
--------------------------------------------------------------------------------------------------
Other assets                                                             752
--------------------------------------------------------------------------------------------------
Total assets                                                                          $119,240,828
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $707,780
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   476,185
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value*                       12,514,755
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      10,446
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    5,776
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         7,550
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $13,722,492
--------------------------------------------------------------------------------------------------
Net assets                                                                            $105,518,336
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $100,814,966
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      19,090,485
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (14,376,545)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      (10,570)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $105,518,336
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                6,282,196
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                     $56,502,846
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,310,675
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $17.07
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.07)                                               $18.11
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $39,092,556
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,366,506
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $16.52
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $9,916,261
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 604,649
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $16.40
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                          $6,673
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 365.882
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $18.24
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

* Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 5/31/04

NET INVESTMENT INCOME
Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $2,069,936
--------------------------------------------------------------------------------------------------
  Interest                                                             56,507
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (176,850)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,949,593
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $831,735
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                3,942
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         194,780
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              219,976
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              355,173
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               62,431
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    8,276
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       147,303
--------------------------------------------------------------------------------------------------
  Printing                                                             59,124
--------------------------------------------------------------------------------------------------
  Postage                                                              17,729
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        40,250
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,753
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        91,384
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,035,856
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (1,406)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (117,745)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,916,705
--------------------------------------------------------------------------------------------------
Net investment income                                                                      $32,888
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $11,046,331
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (16,067)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $11,030,264
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $10,973,100
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          (1,989)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $10,971,111
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                               $22,001,375
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $22,034,263
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                             2004                     2003

INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)                                       $32,888               $(193,316)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           11,030,264              (9,691,244)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                     10,971,111               3,003,356
----------------------------------------------------------    ------------            ------------
Increase (decrease) in net assets from operations              $22,034,263             $(6,881,204)
----------------------------------------------------------    ------------            ------------
Net increase (decrease) in net assets from fund share
transactions                                                    $7,913,389             $(1,340,618)
----------------------------------------------------------    ------------            ------------
Redemption fees                                                     $1,396                     $--
----------------------------------------------------------    ------------            ------------
Total increase (decrease) in net assets                        $29,949,048             $(8,221,822)
----------------------------------------------------------    ------------            ------------

NET ASSETS

At beginning of period                                         $75,569,288             $83,791,110
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $10,570 and $11,277, respectively)                    $105,518,336             $75,569,288
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 5/31

CLASS A                                                   2004             2003             2002           2001           2000
Net asset value, beginning of period                    $13.02           $14.22           $15.48         $19.19         $15.16
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                        $0.05           $(0.00)          $(0.04)        $(0.08)         $0.05
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        4.00            (1.20)           (1.22)         (2.24)          3.98
--------------------------------------------------     -------          -------          -------        -------        -------
Total from investment operations                         $4.05           $(1.20)          $(1.26)        $(2.32)         $4.03
--------------------------------------------------     -------          -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $--              $--              $--         $(0.06)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --               --               --          (1.32)            --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --               --          (0.01)            --
--------------------------------------------------     -------          -------          -------        -------        -------
Total distributions declared to shareholders               $--              $--              $--         $(1.39)           $--
--------------------------------------------------     -------          -------          -------        -------        -------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
--------------------------------------------------     -------          -------          -------        -------        -------
Net asset value, end of period                          $17.07           $13.02           $14.22         $15.48         $19.19
--------------------------------------------------     -------          -------          -------        -------        -------
Total return (%)(+)                                      31.21            (8.57)           (8.07)        (12.54)         26.58
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS A (CONTINUED)                                       2004             2003             2002           2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                1.92             2.16             2.06           2.01           2.04
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.30            (0.03)           (0.30)         (0.47)          0.31
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         102               87              127             84            110
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $56,503          $42,544          $42,084        $49,797        $60,133
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by
    MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $0.03           $(0.01)          $(0.05)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.05             2.23             2.13
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.17            (0.10)           (0.37)
------------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS B                                                   2004             2003             2002           2001           2000
Net asset value, beginning of period                    $12.66           $13.91           $15.21         $18.89         $15.01
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                $(0.05)          $(0.07)          $(0.11)        $(0.17)        $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        3.91            (1.18)           (1.19)         (2.19)          3.92
--------------------------------------------------     -------          -------          -------        -------        -------
Total from investment operations                         $3.86           $(1.25)          $(1.30)        $(2.36)         $3.88
--------------------------------------------------     -------          -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                            $--              $--              $--         $(1.32)           $--
--------------------------------------------------     -------          -------          -------        -------        -------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
--------------------------------------------------     -------          -------          -------        -------        -------
Net asset value, end of period                          $16.52           $12.66           $13.91         $15.21         $18.89
--------------------------------------------------     -------          -------          -------        -------        -------
Total return (%)                                         30.49            (8.99)           (8.55)        (12.93)         25.85
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                2.47             2.66             2.56           2.51           2.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (0.31)           (0.55)           (0.80)         (0.97)         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         102               87              127             84            110
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $39,093          $29,341          $37,337        $44,600        $53,764
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by
    MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.07)          $(0.07)          $(0.12)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.60             2.73             2.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (0.44)           (0.62)           (0.87)
-------------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS C                                                   2004             2003             2002           2001           2000
Net asset value, beginning of period                    $12.57           $13.81           $15.10         $18.79         $14.93
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                        $0.00+          $(0.06)          $(0.11)        $(0.17)         $0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        3.83            (1.18)           (1.18)         (2.19)          3.85
--------------------------------------------------     -------          -------          -------        -------        -------
Total from investment operations                         $3.83           $(1.24)          $(1.29)        $(2.36)         $3.86
--------------------------------------------------     -------          -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $--              $--              $--         $(0.01)           $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --               --               --          (1.32)            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --               --          (0.00)+           --
--------------------------------------------------     -------          -------          -------        -------        -------
Total distributions declared to shareholders               $--              $--              $--         $(1.33)           $--
--------------------------------------------------     -------          -------          -------        -------        -------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
--------------------------------------------------     -------          -------          -------        -------        -------
Net asset value, end of period                          $16.40           $12.57           $13.81         $15.10         $18.79
--------------------------------------------------     -------          -------          -------        -------        -------
Total return (%)                                         30.47            (8.98)           (8.54)        (12.98)         25.94
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                2.43             2.66             2.56           2.51           2.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.03            (0.54)           (0.80)         (0.97)          0.04
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         102               87              127             84            110
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $9,916           $3,685           $4,370         $5,364         $5,756
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by
    MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.02)          $(0.07)          $(0.12)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.56             2.73             2.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (0.10)           (0.61)           (0.87)
-------------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS I                                                   2004              2003              2002          2001          2000
Net asset value, beginning of period                    $13.75            $14.83            $15.69        $19.45        $15.26
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                        $0.47            $(0.07)            $0.18        $(0.01)       $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        4.02             (1.01)            (1.04)        (2.27)         4.26
--------------------------------------------------     -------           -------           -------       -------       -------
Total from investment operations                         $4.49            $(1.08)           $(0.86)       $(2.28)        $4.19
--------------------------------------------------     -------           -------           -------       -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $--               $--               $--        $(0.16)          $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --                --                --         (1.32)           --
--------------------------------------------------     -------           -------           -------       -------       -------
Total distributions declared to shareholders               $--               $--               $--        $(1.48)          $--
--------------------------------------------------     -------           -------           -------       -------       -------
Redemption fees added to paid-in capital#                $0.00+              $--               $--           $--           $--
--------------------------------------------------     -------           -------           -------       -------       -------
Net asset value, end of period                          $18.24            $13.75            $14.83        $15.69        $19.45
--------------------------------------------------     -------           -------           -------       -------       -------
Total return (%)                                         32.65             (7.22)            (6.68)       (11.17)        27.54
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.18###           1.73###           1.56          1.51          1.59
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              2.81             (0.54)             1.23         (0.08)        (0.40)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         102                87               127            84           110
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                   $7               $--++             $--++         $--++         $--++
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $0.45            $(0.08)            $0.17
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                1.31###           1.80###           1.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              2.68             (0.62)             1.16
-------------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
 ++ Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2004, the value of securities loaned was $11,958,945. These loans were collateralized by cash of $12,514,755 and non-cash U.S. Treasury obligations of $55,259.

SHORT TERM FEES - The fund charges a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). However, for purchases made on or after July 1, 2004, the fund will charge the 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2004, the fund's custodian fees were reduced by $956 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For year ended May 31, 2004, the fund's miscellaneous expenses were reduced by $450 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, and capital losses.

The fund paid no distributions for the years ended May 31, 2003 and May 31, 2004.

During the year ended May 31, 2004, accumulated undistributed net investment income decreased by $32,181, accumulated undistributed net realized loss on investments and foreign currency transactions decreased by $40,113, and paid-in capital decreased by $7,932 due to differences between book and tax accounting for currency transactions, capital gains tax and net operating losses. This change had no effect on the net assets or net asset value per share.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

            Capital loss carryforward                 $(13,271,616)
            ------------------------------------------------------
            Unrealized appreciation                     17,985,556
            ------------------------------------------------------
            Other temporary differences                    (10,570)
            ------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on May 31, 2010, $(6,017,079) and May 31, 2011, $(7,254,537).

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

Prior to January 1, 2004 the management fee was computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets            0.975%
          ----------------------------------------------------------
          Average net assets in excess of $500 million        0.925%
          ----------------------------------------------------------

In addition the investment adviser had voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

Effective January 1, 2004 the management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average net assets             0.90%
          ----------------------------------------------------------
          Next $1.0 billion of average net assets              0.80%
          ----------------------------------------------------------
          Average net assets in excess of $2.0 billion         0.70%
          ----------------------------------------------------------

Management fees incurred for the year ended May 31, 2004 were 0.90% of average daily net assets on an annualized basis.

Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At May 31, 2004, aggregate unreimbursed expenses amounted to $83,134.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $796 for retired Independent Trustees for the year ended May 31, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                               0.0175%
            ------------------------------------------------------
            Next $2.5 billion                              0.0130%
            ------------------------------------------------------
            Next $2.5 billion                              0.0005%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                              0.01120%
            ------------------------------------------------------
            Next $2.5 billion                             0.00832%
            ------------------------------------------------------
            Next $2.5 billion                             0.00032%
            ------------------------------------------------------
            In excess of $7 billion                       0.00000%
            ------------------------------------------------------

For the year ended May 31, 2004, the fund paid MFS $8,276, equivalent to 0.00939% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $22,645 for the year ended May 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets.

Prior to April 1, 2004 the maximum distribution and service fees were as follows:

                                             CLASS A       CLASS B     CLASS C

Distribution Fee                               0.25%         0.75%       0.75%
------------------------------------------------------------------------------
Service Fee                                    0.25%         0.25%       0.25%
------------------------------------------------------------------------------
Total Distribution Plan                        0.50%         1.00%       1.00%
------------------------------------------------------------------------------

Effective April 1, 2004 the maximum distribution and service fees are as follows:

                                             CLASS A       CLASS B     CLASS C

Distribution Fee                               0.10%         0.75%       0.75%
------------------------------------------------------------------------------
Service Fee                                    0.25%         0.25%       0.25%
------------------------------------------------------------------------------
Total Distribution Plan                        0.35%         1.00%       1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2004 amounted to:

                                             CLASS A       CLASS B     CLASS C

Service Fee Retained by MFD                   $4,917          $207        $351
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2004, were as follows:

                                             CLASS A       CLASS B     CLASS C

Effective Annual Percentage Rates              0.47%         1.00%       1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2004, were as follows:

                                             CLASS A       CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed     $6,628       $47,691        $937
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004 the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of average daily net assets. For the year ended May 31, 2004, the fund paid MFSC a fee of $95,729 for shareholder services which equated to 0.109% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $28,529 for the year ended May 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $94,184,079 and $86,656,805, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $99,539,454
          ----------------------------------------------------------
          Gross unrealized appreciation                  $19,931,704
          ----------------------------------------------------------
          Gross unrealized depreciation                   (1,948,826)
          ----------------------------------------------------------
          Net unrealized appreciation                    $17,982,878
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                 Year ended 5/31/04       Year ended 5/31/03
                                 SHARES      AMOUNT      SHARES      AMOUNT

CLASS A SHARES

Shares sold                  5,038,434   $74,135,336    7,161,386   $87,113,226
-------------------------------------------------------------------------------
Shares reacquired           (4,996,392)  (72,037,754)  (6,851,370)  (83,814,997)
-------------------------------------------------------------------------------
Net increase                    42,042    $2,097,582      310,016    $3,298,229
-------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                  1,105,903   $17,092,262      489,426    $5,863,707
--------------------------------------------------------------------------------
Shares reacquired           (1,056,272)  (16,209,918)    (857,306)  (10,224,784)
--------------------------------------------------------------------------------
Net increase (decrease)         49,631     $882,344      (367,880)  $(4,361,077)
--------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                    425,303    $6,568,853      219,629    $2,632,608
--------------------------------------------------------------------------------
Shares reacquired             (113,725)   (1,642,118)    (242,976)   (2,923,577)
--------------------------------------------------------------------------------
Net increase (decrease)        311,578    $4,926,735      (23,347)    $(290,969)
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                        366        $6,773       11,825      $151,000
--------------------------------------------------------------------------------
Shares reacquired                   (3)          (45)     (11,829)     (137,801)
--------------------------------------------------------------------------------
Net increase (decrease)            363        $6,728           (4)      $13,199
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2004, was $460, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended May 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of
MFS International Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                    ERNST & YOUNG LLP
Boston, Massachusetts
July 9, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (unaudited)
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------      ------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)               Trustee and        August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 President          February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Kevin J. Parke(3)               Trustee            January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                    February 2004       Company, President, Chief
                                                                       Investment Officer and Director
                                                                       (until February 2004)

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises (telecom-
                                                                       munications), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

Jeffrey L. Shames(3)            Trustee            October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                    February 2004       Company, Chairman (until February
                                                                       2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                  Chairman           February 1992       Private investor; KeySpan
(born 05/01/36)                                                        Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

Ward Smith                      Trustee            October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

John W. Ballen(3)               President and      August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 Trustee            February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephen E. Cavan(3)             Secretary and      December 1989       Massachusetts Financial Services
(born 11/06/53)                 Clerk              until               Company, Senior Vice President,
                                                   March 2004          General Counsel and Secretary
                                                                       (until March 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           CRA Business Strategies Group
(born 03/07/44)                 Compliance                             (consulting services), Executive
                                Officer                                Vice President (April 2003 to
                                                                       June 2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                    CUSTODIAN
Massachusetts Financial Services Company              State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741            225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                           INDEPENDENT REGISTERED PUBLIC
MFS Fund Distributors, Inc.                           ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741            Ernst & Young LLP
                                                      200 Clarendon Street, Boston, MA 02116
PORTFOLIO MANAGER
Barry P. Dargan

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

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FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

[Graphic Omitted]

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              FGF-ANN-7/04 26M

[graphic omitted]

MFS(R) Mutual Funds
ANNUAL REPORT 5/31/04

MFS(R) CONSERVATIVE ALLOCATION FUND
MFS(R) MODERATE ALLOCATION FUND
MFS(R) GROWTH ALLOCATION FUND
MFS(R) AGGRESIVE GROWTH ALLOCATION FUND

A path for pursuing opportunity

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE       NOT A DEPOSIT
                  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) CONSERVATIVE ALLOCATION FUND

The fund seeks current income, and secondarily long-term growth of capital.

MFS(R) MODERATE ALLOCATION FUND

The fund seeks long-term growth of capital and current income.

MFS(R) GROWTH ALLOCATION FUND

The fund seeks long-term growth of capital, and secondarily current income.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The fund seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------------------
MFS PRIVACY POLICY
----------------------------------------------------------------
LETTER FROM THE CEO                                            1
----------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                                       3
----------------------------------------------------------------
MANAGEMENT REVIEW                                              4
----------------------------------------------------------------
PERFORMANCE SUMMARY                                            7
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      16
----------------------------------------------------------------
FINANCIAL STATEMENTS                                          20
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 38
----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM       46
----------------------------------------------------------------
TRUSTEES AND OFFICERS                                         47
----------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS                   49
----------------------------------------------------------------
FEDERAL TAX INFORMATION                                       50
----------------------------------------------------------------
CONTACT INFORMATION                                           51

--------------------------------------------------------------------------------
A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Dear Shareholders,

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top- down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

June 18, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

Which means, when you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

INVESTMENT SELECTION FOR MFS ASSET ALLOCATION FUNDS

Asset allocation is the process of combining asset classes such as stocks, bonds, and cash in a portfolio in order to help meet your investment goals. The MFS Asset Allocation Funds seek to provide access to a broadly diversified, professionally managed portfolio of underlying MFS Funds in a single investment.

Each of the MFS Asset Allocation Funds is targeted to a distinct risk level: conservative, moderate, growth, and aggressive growth. We built the portfolios using the following four-step process.

1. RISK MEASUREMENT We first quantified asset class risk, defined as historical return volatility, of stocks and bonds and the degree to which they move together.

2. PORTFOLIO CONSTRUCTION Our next step was to identify asset class combinations that seek to maximize long-term historical return for all risk levels.

3. ALLOCATION DETERMINATION We then identified risk points that we felt were appropriate for conservative, moderate, growth, and aggressive growth investors.

4. UNDERLYING FUND SELECTION Our last step was to select appropriate underlying investments from the MFS Family of Funds(R). In making our stock fund choices, we diversified our selections by geography and the size of the companies in which the underlying fund invests. We also made sure that both growth and value funds were included. The underlying bond funds represent different sectors of the bond market, namely government securities, investment grade bonds, and high yield bonds.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

During the 12-month period ended May 31, 2004, we witnessed an environment in which more aggressive investments generally outperformed more conservative investments. For example, stocks tended to perform better than bonds; within equity investments, international and smaller-cap stocks generally performed better than domestic and larger-cap stocks; and among fixed-income investments, securities with more credit sensitivity, such as low-grade corporate bonds, tended to perform better than high-grade corporate, government, and other bonds with less credit sensitivity.

The turnaround in U.S. and international stock markets that began in the spring of 2003 continued for much of the period. The release of increasingly positive economic numbers as the period progressed, particularly with regard to U.S. employment and corporate earnings, appeared to drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, also began to accelerate.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns. A rate increase by the U.S. Federal Reserve Board began to seem more imminent than investors had expected at the beginning of 2004. The March train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds. In addition, oil prices that for a time exceeded $40 per barrel raised concerns that high energy costs could become a significant drag on the global recovery. In general, however, the past year was a period of strongly positive returns for stock investors.

The bond market, meanwhile, was marked by significant volatility. Very early in the period we saw a confluence of factors, including geopolitical uncertainty and middling U.S. economic data, that we believe helped keep interest rates near historic lows and, therefore, kept bond prices high.

Over the summer of 2003 and into early September, bond prices declined as rates rose sharply. In the fall and winter of 2003, however, bond prices revived as, we feel, several factors combined to drive rates down again, including reports that inflation was well contained and that job growth remained weak.

As the period came to a close, bonds once again reversed direction. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and we believe the market began to anticipate that a Fed rate increase was imminent.

The accelerating U.S. recovery over the period was generally positive for corporate bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals such as earnings and cash flow growth. In response, we believe investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period.

MFS(R) CONSERVATIVE ALLOCATION FUND

MFS Conservative Allocation Fund is a broadly diversified portfolio that invests across many sectors of both the stock and bond markets. The underlying MFS funds in the portfolio include four bond funds, which represent 50% of the fund's target allocation, and four stock funds, which compose 40% of targeted allocation. The portfolio also maintains a 10% cash allocation through MFS(R) Money Market Fund. Targeting daily cash flows enables the portfolio to maintain its strategic investment allocations. Simply put, new cash invested into MFS Conservative Allocation Fund each day is directed into underlying funds that are below their target levels because of market activity.

The portfolio's allocation to fixed-income funds was the primary detractor from absolute performance. Two of the portfolio's bond funds, MFS(R) Intermediate Investment Grade Bond Fund and MFS(R) Government Securities Fund, were the only underlying portfolios to post negative absolute returns during the period. Higher-grade bond funds such as these generally performed poorly during the period as the U.S. economy, employment market, and corporate fundamentals continued to improve. Because of these improvements, we believe investors began to favor riskier, lower-rated classes of bonds, which showed better performance than high-grade bonds over the period.

MFS(R) Research International Fund was the best absolute performer among all nine underlying portfolios, while the three other underlying stock funds in the portfolio also contributed strong positive returns. International equities in general performed well during the period. We believe this performance was spurred by improving economies in many parts of the world, a rapid rise in international trade, and by the declining value of the U.S. dollar relative to other major currencies.

Many sectors of the domestic equity markets also posted strong returns during the period, including both growth and value stocks. This broad-based performance was evidenced by the positive contributions of diverse underlying portfolios, such as MFS(R) Value Fund, which invests in large-cap value stocks, and MFS(R) Research Fund, which invests in stocks across an array of market capitalizations, industries, and styles. These two funds have a larger allocation in the portfolio than MFS Research International Fund and were the leading contributors to the portfolio's total return during the period.

MFS(R) MODERATE ALLOCATION FUND

MFS(R) Moderate Allocation Fund is a highly diversified fund that benefited from positive performance across many sectors of the investment markets. Nine of the 11 underlying MFS mutual funds in the portfolio delivered positive returns over the period. These underlying portfolios include six stock funds, which represent 60% of the portfolio's target allocation, and four bond funds, which compose 35% of targeted allocation. The portfolio also maintains a 5% cash allocation through MFS(R) Money Market Fund. Targeting daily cash flows enables the portfolio to maintain its strategic investment allocations. Simply put, new cash invested into MFS Moderate Allocation Fund each day is directed into underlying funds that are below their target levels because of market activity.

MFS(R) Research International Fund was the best absolute performer and leading contributor to total performance among all 11 underlying portfolios. The five other underlying stock funds in the portfolio also contributed positive absolute returns. International equities in general performed well during the period. We believe this performance was spurred by improving economies in many parts of the world, a rapid rise in international trade, and by the declining value of the U.S. dollar relative to other major currencies. The next top contributors in terms of absolute performance were the portfolio's investments in MFS(R) Mid Cap Value Fund and MFS(R) Mid Cap Growth Fund. These contributions were indicative of a period in which both value and growth stocks generally performed well, and in which smaller- and mid-cap stocks generally outperformed large-cap stocks. MFS(R) Value Fund, meanwhile, which has a 15% allocation in the portfolio, was the second-leading contributor to the portfolio's total return.

Among the portfolio's fixed-income investments, higher-grade bond funds generally performed poorly as the U.S. economy, employment market, and corporate fundamentals continued to improve. Because of these improvements, we believe investors began to favor riskier, lower-rated classes of bonds, which showed better performance than high-grade bonds over the period. For example, the portfolio generated its strongest fixed-income absolute and total contributions from its allocation to MFS(R) High Income Fund, while its allocation to the higher-grade MFS(R) Government Securities Fund was a negative contributor to absolute and total returns.

MFS(R) GROWTH ALLOCATION FUND

MFS Growth Allocation Fund is a broadly diversified portfolio that invests across many sectors of both the domestic bond market and the international and domestic stock markets. The underlying MFS funds in the portfolio include seven stock funds, which represent 80% of the portfolio's target allocation, and three bond funds, which compose 20% of the portfolio's target allocation. Targeting daily cash flows enables the portfolio to maintain its strategic investment allocations. Simply put, new cash invested into MFS Growth Allocation Fund each day is directed into underlying funds that are below their target levels because of market activity.

Nine of the 10 underlying MFS mutual funds in the portfolio delivered positive returns over the period. The portfolio's allocations to MFS(R) International New Discovery Fund and MFS(R) Research International Fund generated the greatest absolute returns, reflecting a period in which overseas stocks generally outperformed U.S. stocks. We believe these returns were spurred by improving economies in many parts of the world, a rapid rise in international trade, and by the declining value of the U.S. dollar relative to other major currencies. MFS Research International Fund, which has a 15% target allocation, was also the leading contributor to the portfolio's total return.

Other leading contributors to absolute return were MFS(R) Mid Cap Value Fund, MFS(R) Mid Cap Growth Fund, and MFS(R) Value Fund. This was indicative of a period in which both value and growth stocks generally performed well and in which smaller- and mid-cap stocks generally outperformed large-cap stocks.

Among the portfolio's fixed-income investments, higher-grade bond funds tended to perform poorly as the U.S. economy, employment market, and corporate fundamentals continued to improve. Because of these improvements, we believe investors began to favor riskier, lower-rated classes of bonds, which showed better performance than high-grade bonds over the period. For example, the portfolio generated its strongest absolute and total fixed-income contributions from its allocation to MFS(R) High Income Fund, while its allocation to the higher-grade MFS(R) Government Securities Fund was the only negative contributor among all 10 underlying funds in the portfolio.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

MFS Aggressive Growth Allocation Fund is a broadly diversified portfolio that invests across many sectors of the international and domestic stock markets. The underlying MFS funds in the portfolio include six domestic stock funds, which represent 80% of the portfolio's target allocation, and two international stock funds, which compose 20% of targeted allocation. Targeting daily cash flows enables the portfolio to maintain its strategic investment allocations. Simply put, new cash invested into MFS Aggressive Growth Allocation Fund each day is directed into underlying funds that are below their target levels because of market activity.

All eight MFS mutual funds in the portfolio delivered positive returns over the period. The portfolio's allocation to two international funds, MFS(R) International New Discovery Fund and MFS(R) Research International Fund, generated the greatest absolute returns, reflecting a period in which overseas stocks generally outperformed U.S. stocks. We believe this performance was spurred by improving economies in many parts of the world, a rapid rise in international trade, and by the declining value of the U.S. dollar relative to other major currencies. MFS International New Discovery Fund, which has a 10% target allocation, was also the leading contributor to the portfolio's total return.

The other leading contributors to the portfolio's absolute and total performance were its investments in MFS(R) Mid Cap Value Fund and MFS(R) Mid Cap Growth Fund. This was indicative of a period in which both value and growth stocks tended to perform well, and in which smaller- and mid-cap stocks generally outperformed large-cap stocks.

The fund's investments in MFS(R) Strategic Growth Fund and MFS(R) Research Fund generated positive absolute returns, but lagged the broader market.

    Respectfully,

/s/ Joseph C. Flaherty, Jr.

    Joseph C. Flaherty, Jr.

On behalf of the MFS Quantitative Research Group

A team of professionals within the MFS Quantitative Research Group determines the strategic asset class and underlying fund allocations for each fund. Mr. Flaherty, a member of the team and Senior Vice President of MFS, monitors overall procedures.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/04  MFS(R) CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

The following chart illustrates the historical performance of each fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------
Average annual
without sales charge
--------------------

TOTAL RETURNS

                           Class
    Share class        inception date      1 Year      Life*
---------------------------------------------------------------
         A               6/28/2002            6.85%       5.37%
---------------------------------------------------------------
         B               6/28/2002            6.23%       4.74%
---------------------------------------------------------------
         C               6/28/2002            6.13%       4.74%
---------------------------------------------------------------
         I               6/28/2002            7.26%       5.79%
---------------------------------------------------------------
        R1               12/31/2002           6.79%       5.24%
---------------------------------------------------------------
        R2               10/31/2003           6.30%       4.77%
---------------------------------------------------------------
       529A              7/31/2002            6.59%       5.18%
---------------------------------------------------------------
       529B              7/31/2002            5.90%       4.46%
---------------------------------------------------------------
       529C              7/31/2002            5.91%       4.52%
---------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks
---------------------------------------------------------------
Average income fund+                          9.05%       6.96%
---------------------------------------------------------------
Asset Allocation Conservative Index#**        7.60%       6.63%
---------------------------------------------------------------
Lehman Brothers Aggregate Bond Index#        -0.44%       5.16%
---------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.)

             MFS Conservative     Asset Allocation      Lehman Brothers
             Allocation Fund        Conservative        Aggregate Bond
               -- Class A               Index               Index
6/02             $ 9,425              $10,000             $10,000
5/03               9,755               10,511              11,062
5/04              10,423               11,310              11,013

--------------------
Average annual
with sales charge
--------------------

    Share class                            1 Year      Life*
---------------------------------------------------------------
         A                                    0.70%       2.18%
---------------------------------------------------------------
         B                                    2.23%       2.72%
---------------------------------------------------------------
         C                                    5.13%       4.74%
---------------------------------------------------------------
       529A                                   0.46%       1.99%
---------------------------------------------------------------
       529B                                   1.90%       2.45%
---------------------------------------------------------------
       529C                                   4.91%       4.52%
---------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------
         A                                    6.85%      10.59%
---------------------------------------------------------------
         B                                    6.23%       9.31%
---------------------------------------------------------------
         C                                    6.13%       9.31%
---------------------------------------------------------------
         I                                    7.26%      11.44%
---------------------------------------------------------------
        R1                                    6.79%      10.32%
---------------------------------------------------------------
        R2                                    6.30%       9.38%
---------------------------------------------------------------
       529A                                   6.59%      10.21%
---------------------------------------------------------------
       529B                                   5.90%       8.76%
---------------------------------------------------------------
       529C                                   5.91%       8.87%
---------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: Lehman Brothers Aggregate Bond Index
   (50%), Standard & Poor's 500 Stock Index (35%), Lehman Brothers Three-Month Treasury Bill Index (10%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (5%).
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/04  MFS(R) MODERATE ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date      1 Year      Life*
---------------------------------------------------------------
         A               6/28/2002           11.94%       7.90%
---------------------------------------------------------------
         B               6/28/2002           11.20%       7.31%
---------------------------------------------------------------
         C               6/28/2002           11.28%       7.35%
---------------------------------------------------------------
         I               6/28/2002           12.38%       8.44%
---------------------------------------------------------------
        R1               12/31/2002          11.78%       7.76%
---------------------------------------------------------------
        R2               10/31/2003          11.25%       7.34%
---------------------------------------------------------------
       529A              7/31/2002           11.71%       7.79%
---------------------------------------------------------------
       529B              7/31/2002           10.99%       7.10%
---------------------------------------------------------------
       529C              7/31/2002           10.94%       7.13%
---------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks

---------------------------------------------------------------
Average balanced fund+                       10.91%       6.70%
---------------------------------------------------------------
Asset Allocation Moderate Index#**           11.94%       7.62%
---------------------------------------------------------------
Standard & Poor's 500 Stock Index#           18.32%       8.59%
---------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.)

               MFS Moderate       Asset Allocation    Standard & Poor's
             Allocation Fund          Moderate           500 Stock
               -- Class A              Index               Index
6/02             $ 9,425             $10,000             $10,000
5/03               9,745              10,284               9,898
5/04              10,909              11,512              11,712

--------------------
Average annual
with sales charge
--------------------

    Share class                            1 Year      Life*
---------------------------------------------------------------
         A                                    5.50%       4.63%
---------------------------------------------------------------
         B                                    7.20%       5.35%
---------------------------------------------------------------
         C                                   10.28%       7.35%
---------------------------------------------------------------
       529A                                   5.29%       4.52%
---------------------------------------------------------------
       529B                                   6.99%       5.13%
---------------------------------------------------------------
       529C                                   9.94%       7.13%
---------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------
         A                                   11.94%      15.74%
---------------------------------------------------------------
         B                                   11.20%      14.54%
---------------------------------------------------------------
         C                                   11.28%      14.62%
---------------------------------------------------------------
         I                                   12.38%      16.87%
---------------------------------------------------------------
        R1                                   11.78%      15.46%
---------------------------------------------------------------
        R2                                   11.25%      14.59%
---------------------------------------------------------------
       529A                                  11.71%      15.52%
---------------------------------------------------------------
       529B                                  10.99%      14.10%
---------------------------------------------------------------
       529C                                  10.94%      14.16%
---------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: Standard & Poor's 500 Stock Index (50%),
   Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
   East) Index (10%), Lehman Brothers Aggregate Bond Index (35%), Lehman Brothers Three-Month Treasury Bill Index (5%).
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/04  MFS(R) GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date      1 Year      Life*
---------------------------------------------------------------
         A               6/28/2002           18.21%      10.05%
---------------------------------------------------------------
         B               6/28/2002           17.35%       9.29%
---------------------------------------------------------------
         C               6/28/2002           17.32%       9.28%
---------------------------------------------------------------
         I               6/28/2002           18.56%      10.38%
---------------------------------------------------------------
        R1               12/31/2002          18.01%      10.01%
---------------------------------------------------------------
        R2               10/31/2003          17.41%       9.33%
---------------------------------------------------------------
       529A              7/31/2002           17.79%       9.79%
---------------------------------------------------------------
       529B              7/31/2002           17.12%       8.96%
---------------------------------------------------------------
       529C              7/31/2002           17.05%       8.98%
---------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks

Average multi-cap core fund+                 18.83%       8.72%
---------------------------------------------------------------
Asset Allocation Growth Index#**             17.09%       8.60%
---------------------------------------------------------------
Standard & Poor's 500 Stock Index#           18.32%       8.59%
---------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.)

                MFS Growth         Asset Allocation   Standard & Poor's
             Allocation Fund           Growth            500 Stock
               -- Class A              Index               Index
6/02             $ 9,425             $10,000             $10,000
5/03               9,585              10,003               9,898
5/04              11,331              11,712              11,712

--------------------
Average annual
with sales charge
--------------------

    Share class                            1 Year      Life*
---------------------------------------------------------------
         A                                   11.41%       6.71%
---------------------------------------------------------------
         B                                   13.35%       7.36%
---------------------------------------------------------------
         C                                   16.32%       9.28%
---------------------------------------------------------------
       529A                                  11.02%       6.46%
---------------------------------------------------------------
       529B                                  13.12%       7.02%
---------------------------------------------------------------
       529C                                  16.05%       8.98%
---------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------
         A                                   18.21%      20.22%
---------------------------------------------------------------
         B                                   17.35%      18.64%
---------------------------------------------------------------
         C                                   17.32%      18.61%
---------------------------------------------------------------
         I                                   18.56%      20.93%
---------------------------------------------------------------
        R1                                   18.01%      20.14%
---------------------------------------------------------------
        R2                                   17.41%      18.71%
---------------------------------------------------------------
       529A                                  17.79%      19.68%
---------------------------------------------------------------
       529B                                  17.12%      17.94%
---------------------------------------------------------------
       529C                                  17.05%      17.98%
---------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: Standard & Poor's 500 Stock Index (60%),
   Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
   East) Index (20%), Lehman Brothers Aggregate Bond Index (20%).
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/04  MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date       1-yr       Life*

---------------------------------------------------------------
         A               6/28/2002           22.80%      10.51%
---------------------------------------------------------------
         B               6/28/2002           22.05%       9.99%
---------------------------------------------------------------
         C               6/28/2002           21.97%       9.90%
---------------------------------------------------------------
         I               6/28/2002           23.31%      10.99%
---------------------------------------------------------------
        R1               12/31/2002          22.82%      10.47%
---------------------------------------------------------------
        R2               10/31/2003          22.20%      10.06%
---------------------------------------------------------------
       529A              7/31/2002           22.59%      10.42%
---------------------------------------------------------------
       529B              7/31/2002           21.76%       9.56%
---------------------------------------------------------------
       529C              7/31/2002           21.71%       9.66%
---------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks

Average multi-cap core fund+                 18.83%       8.72%
---------------------------------------------------------------
Asset Allocation Aggressive Growth Index#**  21.09%       9.01%
---------------------------------------------------------------
Standard & Poor's 500 Stock Index#           18.32%       8.59%
---------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.)

              MFS Aggressive      Standard & Poor's     Asset Allocation
             Growth Allocation      500 Stock          Aggressive Growth
              Fund -- Class A        Index                  Index
6/02             $ 9,425             $10,000                $10,000
5/03               9,302               9,898                  9,743
5/04              11,423              11,712                 11,798

--------------------
Average annual
with sales charge
--------------------

    Share class                            1 Year      Life*
---------------------------------------------------------------
         A                                   15.74%       7.16%
---------------------------------------------------------------
         B                                   18.05%       8.07%
---------------------------------------------------------------
         C                                   20.97%       9.90%
---------------------------------------------------------------
       529A                                  15.54%       7.07%
---------------------------------------------------------------
       529B                                  17.76%       7.63%
---------------------------------------------------------------
       529C                                  20.71%       9.66%
---------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------
         A                                   22.80%      21.20%
---------------------------------------------------------------
         B                                   22.05%      20.10%
---------------------------------------------------------------
         C                                   21.97%      19.90%
---------------------------------------------------------------
         I                                   23.31%      22.20%
---------------------------------------------------------------
        R1                                   22.82%      21.10%
---------------------------------------------------------------
        R2                                   22.20%      20.25%
---------------------------------------------------------------
       529A                                  22.59%      21.00%
---------------------------------------------------------------
       529B                                  21.76%      19.20%
---------------------------------------------------------------
       529C                                  21.71%      19.40%
---------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: Standard & Poor's 500 Stock Index (80%),
   Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
   East) Index (20%).
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) - a commonly used measure of the broad stock market.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR EAST)
- commonly used measure of the international stock markets.

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the
U.S. bond market.

LEHMAN BROTHERS THREE-MONTH TREASURY BILL INDEX - is derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for 529C shares includes the performance of the fund's Class C shares for periods prior to their offering.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The funds' performance depends on the advisor's skill in determining the strategic asset class allocations, the mix of underlying MFS funds, as well as the performance of those underlying funds.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets.

The underlying funds' performance may be lower than the performance of the asset class which they were selected to represent.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04  MFS(R) CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.8%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                             4,229,025       $40,302,613
------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                5,990,428        60,443,414
------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                 12,170,793        80,570,648
------------------------------------------------------------------------------------------------
MFS Money Market Fund                                               40,158,804        40,158,804
------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                     1,966,956        20,180,972
------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                          3,368,205        61,402,384
------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                            1,441,240        20,768,268
------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                 1,137,247        20,504,563
------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             2,949,554        60,878,797
------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $387,264,023)                                  $405,210,463
------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)               $ VALUE
------------------------------------------------------------------------------------------------
ConocoPhillips, due 6/01/04#, at Amortized Cost                           $632          $632,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $387,896,023)                                   $405,842,463
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                       51,690
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $405,894,153
------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04  MFS(R) MODERATE ALLOCATION FUND
------------------------------------------------------------------------------------------------

Mutual Funds - 99.7%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                          11,061,526        $105,416,344
------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                    13,944,505          52,989,121
------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I             10,446,349         105,403,661
------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                 6,413,011          54,061,683
------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                   4,146,995          53,869,468
------------------------------------------------------------------------------------------------
MFS Money Market Fund - Class I                                   52,508,925          52,508,925
------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                  10,289,099         105,566,159
------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                        8,745,323         159,427,239
------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                          7,491,650         107,954,681
------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                               5,909,878         106,555,092
------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                           7,681,390         158,543,895
------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $988,692,219)                                $1,062,296,268
------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------
                                                          PRINCIPAL AMOUNT
ISSUER                                                     (000 Omitted)                 $ VALUE
------------------------------------------------------------------------------------------------
ConocoPhillips, due 6/01/04#, at Amortized Cost                       $1,853          $1,853,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $990,545,219)                                 $1,064,149,268
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                    789,873
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $1,064,939,141
------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04  MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------

Mutual Funds - 99.8%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                             5,002,205       $47,671,013
------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                      12,598,637        47,874,821
------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                       2,514,688        48,256,853
------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                  11,416,537        96,241,404
------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                     7,386,289        95,947,898
------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                     9,303,809        95,457,083
------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                          5,232,913        95,396,000
------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                            9,992,752       143,995,551
------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                 7,941,706       143,188,965
------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             6,921,895       142,867,915
------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $872,113,544)                                  $956,897,503
------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)               $ VALUE
------------------------------------------------------------------------------------------------
ConocoPhillips, due 6/01/04#, at Amortized Cost                         $2,061        $2,061,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $874,174,544)                                   $958,958,503
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                       55,780
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $959,014,283
------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04  MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------

Mutual Funds - 99.8%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                       2,188,678       $42,000,734
------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                   7,461,764        62,902,674
------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                     4,845,150        62,938,500
------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I*                                    1,338,460        20,960,288
------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                          2,299,510        41,920,059
------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                            2,910,037        41,933,636
------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                 4,649,870        83,837,150
------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             3,046,092        62,871,332
------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $370,335,444)                                  $419,364,373
------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)               $ VALUE
------------------------------------------------------------------------------------------------
ConocoPhillips, due 6/01/04#, at Amortized Cost                           $703          $703,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $371,038,444)                                   $420,067,373
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                      (38,817)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $420,028,556
------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO FOOTNOTES:
* Non-income producing security.
#4(2) paper.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

                                          MFS                       MFS                     MFS                         MFS
                                 CONSERVATIVE                  MODERATE                  GROWTH           AGGRESSIVE GROWTH
AT 5/31/04                    ALLOCATION FUND           ALLOCATION FUND         ALLOCATION FUND             ALLOCATION FUND

ASSETS

Investments, at value
(identified cost,
$387,896,023,
$990,545,219,
$874,174,544, and
$371,038,444, respectively)      $405,842,463            $1,064,149,268            $958,958,503                $420,067,373
---------------------------------------------------------------------------------------------------------------------------
Cash                                      755                       481                     170                         889
---------------------------------------------------------------------------------------------------------------------------
Receivable for fund
shares sold                         1,840,904                 5,350,793               5,348,981                   2,526,196
---------------------------------------------------------------------------------------------------------------------------
Dividends receivable                  769,510                 1,556,513                 854,540                          --
---------------------------------------------------------------------------------------------------------------------------
Total assets                     $408,453,632            $1,071,057,055            $965,162,194                $422,594,458
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments
purchased                          $1,918,465                $5,094,751              $5,370,156                  $1,957,559
---------------------------------------------------------------------------------------------------------------------------
Payable for fund shares
reacquired                            604,687                   928,873                 693,558                     573,194
---------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------------------------------

  Reimbursement fee                     4,444                    11,641                  10,295                       4,580
---------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee                          31,543                    81,903                  72,977                      29,863
---------------------------------------------------------------------------------------------------------------------------
  Program manager fee                     340                       716                     925                         706
---------------------------------------------------------------------------------------------------------------------------
  Administrative service fee               --                        30                      --                          --
--------------------------------------------------------------------------------------------
Total liabilities                  $2,559,479                $6,117,914              $6,147,911                  $2,565,902
---------------------------------------------------------------------------------------------------------------------------
Net assets                       $405,894,153            $1,064,939,141            $959,014,283                $420,028,556
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                  $385,621,505              $987,674,762            $872,838,446                $371,224,889
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
on investments                     17,946,440                73,604,049              84,783,959                  49,028,929
---------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
realized gain (loss) on
investments                           (15,747)                 (274,211)                120,720                    (225,262)
---------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
investment income                   2,341,955                 3,934,541               1,271,158                          --
---------------------------------------------------------------------------------------------------------------------------
Net assets                       $405,894,153            $1,064,939,141            $959,014,283                $420,028,556
---------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                          MFS                       MFS                     MFS                         MFS
                                 CONSERVATIVE                  MODERATE                  GROWTH           AGGRESSIVE GROWTH
                              ALLOCATION FUND           ALLOCATION FUND         ALLOCATION FUND             ALLOCATION FUND

Shares of beneficial interest outstanding
---------------------------------------------------------------------------------------------------------------------------

  Class A                          14,288,178                36,367,953              31,803,718                  14,251,992
---------------------------------------------------------------------------------------------------------------------------
  Class B                          12,426,562                30,211,248              24,683,656                   8,639,385
---------------------------------------------------------------------------------------------------------------------------
  Class C                           8,142,877                20,157,345              17,730,793                   7,275,153
---------------------------------------------------------------------------------------------------------------------------
  Class I                             842,248                 2,003,431               2,078,826                   1,935,096
---------------------------------------------------------------------------------------------------------------------------
  Class R1                            613,922                 2,293,758               1,607,470                     553,617
---------------------------------------------------------------------------------------------------------------------------
  Class R2                              1,161                    94,959                 541.236                         451
---------------------------------------------------------------------------------------------------------------------------
  Class 529A                          583,632                 1,205,838               1,160,079                     883,600
---------------------------------------------------------------------------------------------------------------------------
  Class 529B                          122,507                   483,806               1,092,768                   1,018,021
---------------------------------------------------------------------------------------------------------------------------
  Class 529C                          445,966                   610,894                 622,097                     258,534
---------------------------------------------------------------------------------------------------------------------------
Total shares of
beneficial interest
outstanding                        37,467,053                93,429,232              80,779,948                  34,815,849
---------------------------------------------------------------------------------------------------------------------------

Net assets

---------------------------------------------------------------------------------------------------------------------------

  Class A                        $155,476,112              $416,218,788            $379,702,402                $172,786,722
---------------------------------------------------------------------------------------------------------------------------
  Class B                         134,199,758               343,298,761             291,778,049                 103,720,039
---------------------------------------------------------------------------------------------------------------------------
  Class C                          87,876,249               228,905,042             209,448,050                  87,253,496
---------------------------------------------------------------------------------------------------------------------------
  Class I                           9,214,229                23,094,465              24,929,717                  23,648,913
---------------------------------------------------------------------------------------------------------------------------
  Class R1                          6,658,391                26,171,804              19,172,127                   6,704,478
---------------------------------------------------------------------------------------------------------------------------
  Class R2                             12,564                 1,081,938                   6,443                       5,453
---------------------------------------------------------------------------------------------------------------------------
  Class 529A                        6,339,226                13,765,799              13,802,243                  10,689,728
---------------------------------------------------------------------------------------------------------------------------
  Class 529B                        1,319,766                 5,480,868              12,857,681                  12,133,039
---------------------------------------------------------------------------------------------------------------------------
  Class 529C                        4,797,858                 6,921,676               7,317,571                   3,086,688
---------------------------------------------------------------------------------------------------------------------------
Total net assets                 $405,894,153            $1,064,939,141            $959,014,283                $420,028,556
---------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                          MFS                       MFS                     MFS                         MFS
                                 CONSERVATIVE                  MODERATE                  GROWTH           AGGRESSIVE GROWTH
                              ALLOCATION FUND           ALLOCATION FUND         ALLOCATION FUND             ALLOCATION FUND
Class A shares

Net asset value per
share (net assets/shares of
beneficial interest outstanding)       $10.88                    $11.44                  $11.94                      $12.12
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/94.25 X net asset
value per share)                       $11.54                    $12.14                  $12.67                      $12.86
---------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest outstanding)       $10.80                    $11.36                  $11.82                      $12.01
---------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest outstanding)       $10.79                    $11.36                  $11.81                      $11.99
---------------------------------------------------------------------------------------------------------------------------

Class I shares

Net asset value, offering price
and redemption price per share
(net assets/shares of beneficial
interest outstanding)                  $10.94                    $11.53                  $11.99                      $12.22
---------------------------------------------------------------------------------------------------------------------------

Class R1 shares

Net asset value, offering price
and redemption price per share
(net assets/shares of beneficial
interest outstanding)                  $10.85                    $11.41                  $11.93                      $12.11
---------------------------------------------------------------------------------------------------------------------------

Class R2 shares

Net asset value, offering price
and redemption price per share
(net assets/shares of beneficial
interest outstanding)                  $10.82                    $11.39                  $11.90                      $12.09
---------------------------------------------------------------------------------------------------------------------------

Class 529A shares

Net asset value and
redemption price per share
(net assets/shares of
beneficial interest outstanding)       $10.86                    $11.42                  $11.90                      $12.10
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/94.25 X net asset
value per share)                       $11.52                    $12.12                  $12.63                      $12.84
---------------------------------------------------------------------------------------------------------------------------

Class 529B shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest outstanding)       $10.77                    $11.33                  $11.77                      $11.92
---------------------------------------------------------------------------------------------------------------------------

Class 529C shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest outstanding)       $10.76                    $11.33                  $11.76                      $11.94
---------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                        MFS                         MFS                       MFS                         MFS
                               CONSERVATIVE                    MODERATE                    GROWTH           AGGRESSIVE GROWTH
                            ALLOCATION FUND             ALLOCATION FUND           ALLOCATION FUND             ALLOCATION FUND

YEAR ENDED 5/31/04

NET INVESTMENT INCOME (LOSS)

Dividends                        $8,149,359                 $15,686,084                $8,669,958                    $966,062
-----------------------------------------------------------------------------------------------------------------------------
Interest income                       9,904                      28,894                    28,834                      13,000
-----------------------------------------------------------------------------------------------------------------------------
Total investment income          $8,159,263                 $15,714,978                $8,698,792                    $979,062
-----------------------------------------------------------------------------------------------------------------------------

Expenses

-----------------------------------------------------------------------------------------------------------------------------
  Management fee                    $96,653                    $195,126                  $140,825                     $62,672
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation              6,494                      11,078                    10,056                       5,426
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs       148,422                     380,331                   359,049                     155,744
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class A)             405,488                     959,935                   775,818                     364,208
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class B)           1,023,175                   2,328,777                 1,787,064                     636,979
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class C)             629,862                   1,502,495                 1,226,156                     521,626
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class R1)             21,576                      52,692                    43,836                      16,106
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class R2)                 18                         510                        16                          16
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class 529A)           15,651                      30,934                    28,158                      21,837
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class 529B)           11,829                      32,593                    80,355                      73,919
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee (Class 529C)           31,765                      44,128                    41,955                      18,783
-----------------------------------------------------------------------------------------------------------------------------
  Program manager fee
  (Class 529A)                       11,179                      22,096                    20,113                      15,598
-----------------------------------------------------------------------------------------------------------------------------
  Program manager fee
  (Class 529B)                        2,957                       8,148                    20,089                      18,480
-----------------------------------------------------------------------------------------------------------------------------
  Program manager fee
  (Class 529C)                        7,941                      11,032                    10,489                       4,696
-----------------------------------------------------------------------------------------------------------------------------
  Administrative
  service fee (Class R2)                  9                         255                         8                           8
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                 28,013                      67,156                    56,057                      25,090
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                      49,245                     106,013                    91,334                      41,822
-----------------------------------------------------------------------------------------------------------------------------
  Printing                           22,433                      53,247                    71,814                      31,507
-----------------------------------------------------------------------------------------------------------------------------
  Postage                            20,539                      35,854                    41,925                      19,113
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                      21,500                      21,500                    20,735                      19,584
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                          1,889                       4,774                     3,908                       2,329
-----------------------------------------------------------------------------------------------------------------------------
  Registration fees                 134,733                     197,914                   182,265                     129,818
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                      32,463                      57,059                    56,696                      21,839
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                   $2,723,834                  $6,123,647                $5,068,721                  $2,207,200
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                 (719)                     (1,991)                   (1,819)                       (644)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by
  investment adviser               (259,593)                   (426,284)                 (462,337)                   (260,918)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                     $2,463,522                  $5,695,372                $4,604,565                  $1,945,638
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     $5,695,741                 $10,019,606                $4,094,227                   $(966,576)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------

Investment
transactions                       $(23,130)                  $(276,192)                  $14,544                     $(7,303)
-----------------------------------------------------------------------------------------------------------------------------
Capital gain
distributions from
underlying funds                     13,956                      64,983                   162,640                      97,204
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss) on investments               $(9,174)                  $(211,209)                 $177,184                     $89,901
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized
appreciation on
investments                     $11,016,323                 $54,373,694               $68,019,920                 $40,050,657
-----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     $11,007,149                 $54,162,485               $68,197,104                 $40,140,558
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets
from operations                 $16,702,890                 $64,182,091               $72,291,331                 $39,173,982
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                      MFS CONSERVATIVE ALLOCATION FUND                         MFS MODERATE ALLOCATION FUND
                          --------------------------------------------    -------------------------------------------------
                                   YEAR ENDED             PERIOD ENDED                YEAR ENDED               PERIOD ENDED
                                    5/31/2004               5/31/2003*                 5/31/2004                 5/31/2003*

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income              $5,695,741               $1,115,623               $10,019,606                 $1,454,679
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                         (9,174)                     567                  (211,209)                   (46,434)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on
investments                        11,016,323                6,930,117                54,373,694                 19,230,355
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets
from operations                   $16,702,890               $8,046,307               $64,182,091                $20,638,600
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income (Class A)                  $(1,951,927)                     $--               $(3,481,263)                       $--
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class B)                   (1,297,109)                      --                (2,092,273)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class C)                     (897,894)                      --                (1,479,318)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class I)                     (143,763)                      --                  (261,341)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class R1)                     (76,300)                      --                   (93,829)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class R2)                         (90)                      --                       (65)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class 529A)                   (67,753)                      --                  (101,662)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class 529B)                   (12,180)                      --                   (23,196)                        --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class 529C)                   (40,271)                      --                   (37,185)                        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders          $(4,487,287)                     $--               $(7,570,132)                       $--
---------------------------------------------------------------------------------------------------------------------------
Net increase in net
assets from fund share
transactions                     $226,701,121             $158,931,122              $690,113,181               $297,575,401
---------------------------------------------------------------------------------------------------------------------------
Total increase in net
assets                           $238,916,724             $166,977,429              $746,725,140               $318,214,001
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period           $166,977,429                      $--              $318,214,001                        $--
---------------------------------------------------------------------------------------------------------------------------
At end of period                 $405,894,153             $166,977,429            $1,064,939,141               $318,214,001
---------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
investment income
included in net assets
at end of period                   $2,341,955               $1,126,361                $3,934,541                 $1,468,499
---------------------------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

Statements of Changes in Net Assets - continued

                                            MFS GROWTH ALLOCATION FUND                MFS AGGRESSIVE GROWTH ALLOCATION FUND
                          --------------------------------------------    -------------------------------------------------
                                   YEAR ENDED             PERIOD ENDED                YEAR ENDED               PERIOD ENDED
                                    5/31/2004               5/31/2003*                 5/31/2004                 5/31/2003*

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income (loss)       $4,094,227                 $440,089                 $(966,576)                 $(176,193)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                        177,184                  (51,625)                   89,901                   (313,661)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on
investments                        68,019,920               16,764,039                40,050,657                  8,978,272
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets
from operations                   $72,291,331              $17,152,503               $39,173,982                 $8,488,418
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income (Class A)                  $(1,631,261)                     $--                       $--                        $--
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class B)                     (733,858)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class C)                     (589,473)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class I)                     (172,239)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class R1)                     (61,555)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class R2)                         (39)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class 529A)                   (50,208)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class 529B)                   (18,215)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
From net investment
income (Class 529C)                   (15,458)                      --                        --                         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders          $(3,272,306)                     $--                       $--                        $--
---------------------------------------------------------------------------------------------------------------------------
Net increase in net
assets from fund share
transactions                     $671,609,456             $201,233,299              $280,622,290                $91,743,866
---------------------------------------------------------------------------------------------------------------------------
Total increase in net
assets                           $740,628,481             $218,385,802              $319,796,272               $100,232,284
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period           $218,385,802                      $--              $100,232,284                        $--
---------------------------------------------------------------------------------------------------------------------------
At end of period                 $959,014,283             $218,385,802              $420,028,556               $100,232,284
---------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
investment income
included in net assets
at end of period                   $1,271,158                 $444,398                       $--                        $--
---------------------------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    -----------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*

Net asset value,
beginning of period           $10.35            $10.00            $10.29            $10.00            $10.30            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.24             $0.20             $0.17             $0.14             $0.17             $0.14
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     0.47              0.15              0.47              0.15              0.46              0.16
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.71             $0.35             $0.64             $0.29             $0.63             $0.30
------------------------------------------------------------------------------------------------------------------------------
Less distributions
declared to shareholders
from net investment
income                        $(0.18)              $--            $(0.13)              $--            $(0.14)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.88            $10.35            $10.80            $10.29            $10.79            $10.30
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             6.85              3.50++            6.23              2.90++            6.13              3.00++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.45              0.45+             1.10              1.10+             1.10              1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           2.24              2.33+             1.61              1.66+             1.60              1.66+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 1                 1                 1                 1                 1                 1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $155,476           $59,469          $134,200           $63,256           $87,876           $31,002
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective
    November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.23             $0.16             $0.16             $0.10             $0.16             $0.10
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.53              0.91+             1.18              1.56+             1.18              1.56+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           2.16              1.87+             1.53              1.20+             1.52              1.20+
------------------------------------------------------------------------------------------------------------------------------

  *  For the period from the commencement of the fund's investment operations,  June 28, 2002, through May 31, 2003.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect expense reductions from fees paid indirectly.
(+)  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION  FUND
---------------------------------------------------------------------------------------------------------------------------

                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                          YEAR               PERIOD              YEAR             PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        5/31/04             5/31/03*            5/31/04          5/31/03**       5/31/04***

Net asset value, beginning of period     $10.39              $10.00              $10.33               $9.85             $10.64
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                  $0.28               $0.22               $0.23               $0.08              $0.11
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                             0.47                0.17                0.47                0.40               0.26
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.75               $0.39               $0.70               $0.48              $0.37
------------------------------------------------------------------------------------------------------------------------------
Less distributions declared to
shareholders from net investment
income                                   $(0.20)                $--              $(0.18)                $--             $(0.19)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.94              $10.39              $10.85              $10.33             $10.82
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                           7.26                3.90++              6.79                4.87++             3.49++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                             0.10                0.10+               0.60                0.60+              0.83+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.61                2.65+               2.10                2.15+              1.84+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            1                   1                   1                   1                  1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $9,214              $7,003              $6,658                $863                $13
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets for Class I and Class R1 shares and 0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.27               $0.18               $0.22               $0.06              $0.10
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                             0.18                0.56+               0.68                1.06+              0.91+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.53                2.19+               2.02                1.69+              1.76+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS,  MFS(R) CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*

Net asset value,
beginning of period           $10.34             $9.75            $10.27             $9.74            $10.28             $9.74
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.21             $0.16             $0.15             $0.11             $0.14             $0.11
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     0.47              0.43              0.46              0.42              0.47              0.43
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.68             $0.59             $0.61             $0.53             $0.61             $0.54
------------------------------------------------------------------------------------------------------------------------------
Less distributions
declared to shareholders
from net investment
income                        $(0.16)              $--            $(0.11)              $--            $(0.13)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.86            $10.34            $10.77            $10.27            $10.76            $10.28
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             6.59              6.05++            5.90              5.44++            5.91              5.54++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.70              0.70+             1.35              1.35+             1.35              1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.99              2.07+             1.36              1.42+             1.32              1.38+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 1                 1                 1                 1                 1                 1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $6,339            $2,975            $1,320              $854            $4,798            $1,555
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.21             $0.13             $0.14             $0.07             $0.13             $0.07
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.78              1.16+             1.43              1.81+             1.43              1.81+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.91              1.61+             1.28              0.96+             1.24              0.92+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------

                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    -----------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*

Net asset value,
beginning of period           $10.34            $10.00            $10.30            $10.00            $10.30            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.20             $0.15             $0.13             $0.09             $0.13             $0.09
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.03              0.19              1.02              0.21              1.03              0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.23             $0.34             $1.15             $0.30             $1.16             $0.30
------------------------------------------------------------------------------------------------------------------------------
Less distributions
declared to shareholders
from net investment
income                        $(0.13)              $--            $(0.09)              $--            $(0.10)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.44            $10.34            $11.36            $10.30            $11.36            $10.30
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            11.94              3.40++           11.20              3.00++           11.28              3.00++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.45              0.45+             1.11              1.10+             1.11              1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.79              1.79+             1.15              1.11+             1.14              1.10+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 1                 2                 1                 2                 1                 2
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $416,219          $126,033          $343,299          $111,637          $228,905           $59,054
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.19             $0.12             $0.12             $0.07             $0.12             $0.06
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.51              0.78+             1.17              1.43+             1.17              1.43+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.73              1.46+             1.09              0.78+             1.08              0.77+
------------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------

                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                          YEAR               PERIOD              YEAR             PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        5/31/04             5/31/03*            5/31/04          5/31/03**       5/31/04***

Net asset value, beginning of period     $10.40              $10.00              $10.33               $9.62             $10.94
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                  $0.24               $0.17               $0.17               $0.06              $0.04
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                             1.04                0.23                1.04                0.65               0.55
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.28               $0.40               $1.21               $0.71              $0.59
------------------------------------------------------------------------------------------------------------------------------
Less distributions declared to
shareholders from net investment
income                                   $(0.15)                $--              $(0.13)                $--             $(0.14)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.53              $10.40              $11.41              $10.33             $11.39
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                          12.38                4.00++             11.78                7.38++             5.42++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                             0.10                0.10+               0.60                0.60+              0.86+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.17                2.10+               1.53                1.57+              0.94+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            1                   2                   1                   2                  1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $23,094             $12,252             $26,172              $1,338             $1,082
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets for Class I and Class R1 shares and 0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.24               $0.14               $0.16               $0.05              $0.04
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                             0.16                0.43+               0.66                0.93+              0.92+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.11                1.77+               1.47                1.24+              0.88+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS,  MFS(R) MODERATE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------
                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*
Net asset value,
beginning of period           $10.33             $9.57            $10.28             $9.57            $10.29             $9.57
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.17             $0.12             $0.10             $0.07             $0.10             $0.06
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.04              0.64              1.03              0.64              1.03              0.66
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.21             $0.76             $1.13             $0.71             $1.13             $0.72
------------------------------------------------------------------------------------------------------------------------------
Less distributions
declared to shareholders
from net investment
income                        $(0.12)              $--            $(0.08)              $--            $(0.09)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.42            $10.33            $11.33            $10.28            $11.33            $10.29
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            11.71              7.94++           10.99              7.42++           10.94              7.52++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.70              0.70+             1.36              1.35+             1.36              1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.53              1.52+             0.86              0.86+             0.87              0.84+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 1                 2                 1                 2                 1                 2
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $13,766            $4,416            $5,481            $1,427            $6,922            $2,057
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.16             $0.09             $0.09             $0.04             $0.09             $0.04
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.76              1.03+             1.42              1.68+             1.42              1.68+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.47              1.19+             0.80              0.53+             0.81              0.51+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    ------------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*
Net asset value,
beginning of period           $10.17            $10.00            $10.11            $10.00            $10.11            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.12             $0.08             $0.05             $0.03             $0.05             $0.03
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.73              0.09              1.70              0.08              1.70              0.08
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.85             $0.17             $1.75             $0.11             $1.75             $0.11
------------------------------------------------------------------------------------------------------------------------------
Less distributions
declared to shareholders
from net investment
income                        $(0.08)              $--            $(0.04)              $--            $(0.05)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.94            $10.17            $11.82            $10.11            $11.81            $10.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            18.21              1.70++           17.35              1.10++           17.32              1.10++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.45              0.45+             1.10              1.10+             1.10              1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.07              1.00+             0.43              0.34+             0.43              0.33+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             1                 0(++)             1                 0(++)             1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $379,702           $85,484          $291,778           $71,154          $209,448           $40,583
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                         $0.11             $0.05             $0.04            $(0.01)            $0.04            $(0.01)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.53              0.86+             1.18              1.51+             1.18              1.51+
------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.99              0.59+             0.35             (0.07)+            0.35             (0.08)+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover rate is less than 1%.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                          YEAR               PERIOD              YEAR             PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        5/31/04             5/31/03*            5/31/04          5/31/03**       5/31/04***
Net asset value, beginning of period     $10.20              $10.00              $10.18               $9.33             $11.15
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                  $0.17               $0.11               $0.10               $0.02              $0.05
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                             1.72                0.09                1.73                0.83               0.79
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.89               $0.20               $1.83               $0.85              $0.84
------------------------------------------------------------------------------------------------------------------------------
Less distributions declared to
shareholders from net investment
income                                   $(0.10)                $--              $(0.08)                $--             $(0.09)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.99              $10.20              $11.93              $10.18             $11.90
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                          18.56                2.00++             18.01                9.11++             7.52++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                             0.10                0.10+               0.60                0.60+              0.83+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      1.46                1.34+               0.88                0.72+              0.78+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            0(++)               1                   0(++)               1                  0(++)
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $24,930             $11,078             $19,172              $1,193                 $6
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets for Class I and Class R1 shares and 0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.16               $0.07               $0.09               $0.01              $0.05
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                             0.18                0.51+               0.68                1.01+              0.91+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      1.38                0.93+               0.80                0.31+              0.70+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover rate is less than 1%.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*
Net asset value,
beginning of period           $10.16             $9.35            $10.07             $9.33            $10.08             $9.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.09             $0.06             $0.02             $0.01             $0.02             $0.00+++
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.72              0.75              1.70              0.73              1.70              0.75
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.81             $0.81             $1.72             $0.74             $1.72             $0.75
------------------------------------------------------------------------------------------------------------------------------
Less distributions
declared to shareholders
from net investment
income                        $(0.07)              $--            $(0.02)              $--            $(0.04)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.90            $10.16            $11.77            $10.07            $11.76            $10.08
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            17.79              8.66++           17.12              7.93++           17.05              8.04++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.70              0.70+             1.35              1.35+             1.35              1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           0.81              0.74+             0.18              0.09+             0.14              0.06+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             1                 0(++)             1                 0(++)             1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $13,802            $3,510           $12,858            $3,623            $7,318            $1,760
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                         $0.09             $0.02             $0.01            $(0.02)            $0.01            $(0.03)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.78              1.11+             1.43              1.76+             1.43              1.76+
------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.73              0.33+             0.10             (0.32)+            0.06             (0.35)+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover rate is less than 1%.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS,  MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    ------------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*
Net asset value,
beginning of period            $9.87            $10.00             $9.84            $10.00             $9.83            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)        $(0.01)           $(0.02)           $(0.08)           $(0.07)           $(0.08)           $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                  2.26             (0.11)             2.25             (0.09)             2.24             (0.10)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $2.25            $(0.13)            $2.17            $(0.16)            $2.16            $(0.17)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.12             $9.87            $12.01             $9.84            $11.99             $9.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            22.80             (1.30)++          22.05             (1.60)++          21.97             (1.70)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.45              0.45+             1.10              1.10+             1.10              1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.07)            (0.24)+           (0.71)            (0.90)+           (0.71)            (0.91)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             9                 0(++)             9                 0(++)             9
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $172,787           $43,541          $103,720           $26,215           $87,253           $17,460
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment loss           $(0.02)           $(0.07)           $(0.09)           $(0.12)           $(0.09)           $(0.12)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.55              1.09+             1.20              1.74+             1.20              1.74+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.17)            (0.88)+           (0.81)            (1.54)+           (0.81)            (1.55)+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover rate is less than 1%.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                          YEAR               PERIOD              YEAR             PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        5/31/04             5/31/03*            5/31/04          5/31/03**       5/31/04***
Net asset value, beginning of period      $9.91              $10.00               $9.86            $8.94          $11.12
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)           $0.03               $0.01              $(0.03)          $(0.02)         $(0.02)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      2.28               (0.10)               2.28             0.94            0.99
------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $2.31              $(0.09)              $2.25            $0.92           $0.97
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.22               $9.91              $12.11            $9.86          $12.09
------------------------------------------------------------------------------------------------------------------------
Total return (%)                          23.31               (0.90)++            22.82            10.29++          8.72++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                             0.10                0.10+               0.60             0.60+           0.83+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               0.28                0.12+              (0.27)           (0.55)+         (0.33)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            0(++)               9                   0(++)            9               0(++)
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $23,649              $6,058              $6,704             $741              $5
------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.10% of average daily net assets for Class I and Class R1 shares and 0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)              $0.02              $(0.04)             $(0.04)          $(0.04)         $(0.03)
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                             0.20                0.74+               0.70             1.24+           0.93+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               0.18               (0.52)+             (0.37)           (1.19)+         (0.43)+
------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover rate is less than 1%.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                                YEAR              PERIOD             YEAR            PERIOD            YEAR            PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              5/31/04            5/31/03*           5/31/04         5/31/03*          5/31/04         5/31/03*
Net asset value,
beginning of period            $9.87             $9.13             $9.79             $9.13             $9.81             $9.13
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)        $(0.04)           $(0.04)           $(0.11)           $(0.08)           $(0.11)           $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     2.27              0.78              2.24              0.74              2.24              0.76
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $2.23             $0.74             $2.13             $0.66             $2.13             $0.68
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.10             $9.87            $11.92             $9.79            $11.94             $9.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            22.59              8.11++           21.76              7.23++           21.71              7.45++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(ct)                  0.70              0.70+             1.35              1.35+             1.35              1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.33)            (0.50)+           (0.96)            (1.16)+           (0.97)            (1.18)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             9                 0(++)             9                 0(++)             9
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $10,690            $2,552           $12,133            $2,858            $3,087              $807
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003.
    Effective November 1, 2003, the management fee was eliminated. To the extent actual expenses were over this limitation, and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment loss           $(0.05)           $(0.08)           $(0.12)           $(0.13)           $(0.12)           $(0.13)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(ct)                  0.80              1.34+             1.45              1.99+             1.45              1.99+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.43)            (1.14)+           (1.06)            (1.80)+           (1.07)            (1.82)+
------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover rate is less than 1%.
(ct) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other Massachusetts Financial Services (MFS) equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

Investment Valuations - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

Short Term Fees - For purchases made on or after July 1, 2004, each fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Each fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See each fund's prospectus for details.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended May 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the year ended May 31, 2004 was as follows:

                                                                                                        MFS AGGRESSIVE
                                       MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                        ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                5/31/04              5/31/04              5/31/04              5/31/04

Distributions declared from:
----------------------------------------------------------------------------------------------------------------------
  Ordinary income                            $4,486,694           $7,569,517           $3,272,306                  $--
----------------------------------------------------------------------------------------------------------------------
  Long-term capital gain                            593                  615                   --                   --
----------------------------------------------------------------------------------------------------------------------
Total distributions declared                 $4,487,287           $7,570,132           $3,272,306                  $--
----------------------------------------------------------------------------------------------------------------------

Each fund paid no distributions for the period ended May 31, 2003.

During the year ended May 31, 2004, the following amounts were reclassified due to differences between book and tax accounting for distribution reclasses and the offset of net investment loss against short-term capital gains. These changes had no effect on the net assets or net asset value per share.

                                                                                                                MFS AGGRESSIVE
                                                     MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                      ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

Increase (decrease):
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $--                $--                $--          $(965,074)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)

on investments                                                (7,140)           (16,568)            (4,839)            (1,502)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                7,140             16,568              4,839            966,576
-----------------------------------------------------------------------------------------------------------------------------

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                MFS AGGRESSIVE
                                                     MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                      ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

Undistributed ordinary income                             $2,344,460         $3,934,541         $1,288,073               $--
----------------------------------------------------------------------------------------------------------------------------
Undistributed long-term capital gain                          13,956             64,983            162,640             97,204
----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                                   17,914,232         73,264,855         84,725,124         48,706,463
----------------------------------------------------------------------------------------------------------------------------
Other temporary differences                                       --                 --                 --                --
----------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. Prior to November 1, 2003, the management fee was computed daily and paid monthly at an annual rate of 0.10% of each fund's average daily net assets. The investment adviser had contractually agreed to waive its fee for each fund, which is shown as a reduction of total expenses in the Statement of Operations. Effective November 1, 2003, the management fee for each fund was eliminated.

MFS has contractually agreed, subject to reimbursement, to bear a portion of each fund's "Other Expenses", which are defined as each fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that "Other Expenses" do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of each fund's "Other Expenses" during each fund's fiscal year and each fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.35% of average daily net assets for Class R2, Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of July 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by each fund. At May 31, 2004, aggregate unreimbursed expenses amounted to the following:

                                                                       AGGREGATE
                                                                    UNREIMBURSED
                                                                        EXPENSES

MFS Conservative Allocation Fund                                      $366,343
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                           465,323
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                             527,302
------------------------------------------------------------------------------
MFS Aggressive Growth
Allocation Fund                                                        372,798
------------------------------------------------------------------------------

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

Effective April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

First $2 billion                                                      0.01120%
------------------------------------------------------------------------------
Next $2.5 billion                                                     0.00832%
------------------------------------------------------------------------------
Next $2.5 billion                                                     0.00032%
------------------------------------------------------------------------------
In excess of $7 billion                                               0.00000%
------------------------------------------------------------------------------

For the year ended May 31, 2004, each fund paid MFS the following amounts and percentages of average daily net assets, to partially reimburse MFS for the costs of providing administrative services:

                                                                PERCENTAGE OF
                                          ADMINISTRATIVE        AVERAGE DAILY
                                                     FEE           NET ASSETS

MFS Conservative Allocation Fund                 $28,013             0.00926%
-------------------------------------------------------------------------------
MFS Moderate Allocation Fund                      67,156             0.00960%
-------------------------------------------------------------------------------
MFS Growth Allocation Fund                        56,057             0.00982%
-------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund             25,090             0.00989%
-------------------------------------------------------------------------------

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. Each fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2004, as its portion of the sales charge for each fund.

MFS CONSERVATIVE ALLOCATION FUND

Class A                                                               $399,038
------------------------------------------------------------------------------
Class 529A                                                             $10,799
------------------------------------------------------------------------------

MFS MODERATE ALLOCATION FUND

Class A                                                             $1,122,112
------------------------------------------------------------------------------
Class 529A                                                             $44,200
------------------------------------------------------------------------------

MFS GROWTH ALLOCATION FUND

Class A                                                               $927,143
------------------------------------------------------------------------------
Class 529A                                                             $45,696
------------------------------------------------------------------------------

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Class A                                                               $288,437
------------------------------------------------------------------------------
Class 529A                                                             $35,163
------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A     CLASS B     CLASS C    CLASS R1    CLASS R2  CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee                         0.10%       0.75%       0.75%       0.25%       0.25%       0.25%       0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------------------
Service Fee                              0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
---------------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                  0.35%       1.00%       1.00%       0.50%       0.50%       0.50%       1.00%       1.00%
---------------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2004, amounted to:

                                                                    SERVICE FEE RETAINED BY MFD
                                      --------------------------------------------------------------------------------------------
                                       CLASS A     CLASS B     CLASS C    CLASS R1    CLASS R2  CLASS 529A  CLASS 529B  CLASS 529C

MFS Conservative Allocation Fund       $13,351         $34          $5          $4          $7        $326         $26         $39
----------------------------------------------------------------------------------------------------------------------------------
----
MFS Moderate Allocation Fund            12,457          93          20           4           7       1,014          11          47
----------------------------------------------------------------------------------------------------------------------------------
MFS Growth Allocation Fund               6,140           5          93           4           7         859          10          99
----------------------------------------------------------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund    7,394          72          23           4           7       1,546          11          41
----------------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2004, were as follows:

                                       CLASS A     CLASS B     CLASS C    CLASS R1    CLASS R2  CLASS 529A  CLASS 529B  CLASS 529C

Effective Annual Percentage Rates        0.35%       1.00%       1.00%       0.50%       0.50%       0.35%       1.00%       1.00%
----------------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and
Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2004, were as follows:

                                                                           CLASS A     CLASS B     CLASS C  CLASS 529B  CLASS 529C

MFS Conservative Allocation Fund                                            $1,567    $188,087     $34,295      $3,086        $506
----------------------------------------------------------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                                 7,224     348,131      60,391       1,795          39
----------------------------------------------------------------------------------------------------------------------------------
MFS Growth Allocation Fund                                                   3,381     244,044      52,863       1,681          30
----------------------------------------------------------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                                       15,295      85,205      20,988       2,467          15
----------------------------------------------------------------------------------------------------------------------------------

Each fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from each fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, is reimbursed by each fund for shareholder servicing out-of-pocket expenses. For the year ended May 31, 2004, such expenses amounted to:

MFS Conservative Allocation Fund                                       $55,049
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                           145,428
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                             140,443
------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                                   53,149
------------------------------------------------------------------------------

Also included in shareholder servicing costs are expenses made to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund), were as follows:

                                                                                                                    MFS AGGRESSIVE
                                                   MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Purchases                                              $230,653,479         $702,041,342         $674,714,363         $280,882,602
----------------------------------------------------------------------------------------------------------------------------------
Sales                                                     1,593,453            7,507,961            1,970,005              862,349
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                                                                                    MFS AGGRESSIVE
                                                   MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Aggregate cost                                        $387,928,231         $990,884,413         $874,233,379         $371,360,910
---------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                          $23,350,590          $81,469,171          $88,390,205          $48,706,463
---------------------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation                           (5,436,358)          (8,204,316)          (3,665,081)                  --
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                            $17,914,232          $73,264,855          $84,725,124          $48,706,463
---------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                            MFS CONSERVATIVE              MFS MODERATE                 MFS GROWTH            MFS AGGRESSIVE GROWTH
                            ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND             ALLOCATION  FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

YEAR ENDED 5/31/04       SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT

Shares sold            12,688,249  $135,967,429   30,963,222   $343,737,385   30,426,755   $350,375,008   12,852,065   $147,494,365
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions             163,891     1,771,665      286,252      3,231,814      126,030      1,472,027           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired      (4,310,228)  (46,562,405)  (7,073,532)   (79,352,251)  (7,151,313)   (84,190,560)  (3,011,896)   (34,769,532)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase            8,541,912   $91,176,689   24,175,942   $267,616,948   23,401,472   $267,656,475    9,840,169   $112,724,833
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03*

Shares sold             7,069,451   $69,560,068   14,832,246   $143,065,621    9,286,257    $86,740,930    5,306,025    $47,759,934
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired      (1,323,185)  (12,972,824)  (2,640,235)   (25,275,585)    (884,011)    (8,209,851)    (894,202)    (7,926,441)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase            5,746,266   $56,587,244   12,192,011   $117,790,036    8,402,246    $78,531,079    4,411,823    $39,833,493
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

YEAR ENDED 5/31/04

Shares sold             8,367,645   $89,027,583   21,974,531   $241,708,405   19,538,686   $220,497,675    6,999,096    $79,516,147
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions             106,285     1,142,564      170,459      1,916,512       58,081        673,145           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired      (2,191,734)  (23,378,475)  (2,774,732)   (30,861,521)  (1,952,635)   (22,519,889)  (1,024,569)   (11,806,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase            6,282,196   $66,791,672   19,370,258   $212,763,396   17,644,132   $198,650,931    5,974,527    $67,709,275
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03*

Shares sold             6,669,376   $65,336,718   11,511,337   $110,707,127    7,396,798    $68,853,981    3,084,007    $27,714,960
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (525,010)   (5,164,207)    (670,347)    (6,411,947)    (357,274)    (3,285,177)    (419,149)    (3,705,342)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase            6,144,366   $60,172,511   10,840,990   $104,295,180    7,039,524    $65,568,804    2,664,858    $24,009,618
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

YEAR ENDED 5/31/04

Shares sold             6,319,370   $67,210,967   16,017,616   $175,991,467   15,031,681   $169,602,827    6,429,469    $72,690,211
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions              62,194       668,586       91,958      1,032,696       37,317        432,490           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired      (1,248,588)  (13,398,146)  (1,686,319)   (18,837,021)  (1,353,698)   (15,583,367)    (930,794)   (10,592,703)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase            5,132,976   $54,481,407   14,423,255   $158,187,142   13,715,300   $154,451,950    5,598,675    $62,097,508
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03*

Shares sold             3,197,204   $31,414,422    6,071,284    $58,681,202    4,245,490    $39,741,107    1,959,503    $17,613,168
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (187,303)   (1,840,303)    (337,194)    (3,225,058)    (229,997)    (2,125,042)    (183,025)    (1,654,291)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase            3,009,901   $29,574,119    5,734,090    $55,456,144    4,015,493    $37,616,065    1,776,478    $15,958,877
-----------------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES

YEAR ENDED 5/31/04

Shares sold               610,867    $6,615,402    1,431,016    $15,919,301    1,424,508    $16,014,267    1,792,971    $20,598,544
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions              13,250       143,767       23,006        261,340       14,665        171,728           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (455,724)   (4,906,709)    (628,968)    (7,015,335)    (446,340)    (5,057,219)    (469,007     (5,391,039)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              168,393    $1,852,460      825,054     $9,165,306      992,833    $11,128,776    1,323,964    $15,207,505
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03*

Shares sold               882,457    $8,686,751    1,444,248    $13,968,501    1,266,333    $11,882,875      797,372     $7,285,184
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (208,602)   (2,050,410)    (265,871)    (2,547,314)    (180,340)    (1,684,471)    (186,240)    (1,679,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              673,855    $6,636,341    1,178,377    $11,421,187    1,085,993    $10,198,404      611,132     $5,605,425
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

YEAR ENDED 5/31/04

Shares sold               857,236    $9,133,885    3,633,442    $40,916,134    1,673,147    $19,192,147      610,048     $7,069,182
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions               7,078        76,300        8,270         93,200        4,656         54,339           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (333,973)   (3,574,925)  (1,477,488)   (16,746,437)    (187,570)    (2,174,879)    (131,540)    (1,526,584)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              530,341    $5,635,260    2,164,224    $24,262,897    1,490,233    $17,071,607      478,508     $5,542,598
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03**

Shares sold                84,832      $834,228      132,526     $1,274,444      117,567     $1,127,471       75,769       $683,910
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (1,251)      (12,445)      (2,992)       (29,377)        (330)        (3,191)        (660)        (6,004)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase               83,581      $821,783      129,534     $1,245,067      117,237     $1,124,280       75,109       $677,906
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

PERIOD ENDED 5/31/04***

Shares sold                 1,153       $12,485       96,118     $1,115,505      537.876         $6,062          451         $5,020
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                   8            90            6             65        3.360             39           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired              --            --       (1,165)       (13,187)          --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                1,161       $12,575       94,959     $1,102,383      541.236         $6,101          451         $5,020
-----------------------------------------------------------------------------------------------------------------------------------

CLASS 529A SHARES

YEAR ENDED 5/31/04

Shares sold               362,582    $3,910,090      931,946    $10,396,861      901,887    $10,352,380      728,529     $8,397,821
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions               6,202        66,978        8,965        101,121        4,312         50,233           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (72,822)     (784,537)    (162,569)    (1,845,424)     (91,770)    (1,071,214)    (103,426)    (1,199,968)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              295,962    $3,192,531      778,342     $8,652,558      814,429     $9,331,399      625,103     $7,197,853
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03****

Shares sold               292,667    $2,889,224      444,454     $4,272,653      354,623     $3,305,414      270,269     $2,418,165
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (4,997)      (49,536)     (16,958)      (164,386)      (8,973)       (84,155)     (11,772)      (105,057)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              287,670    $2,839,688      427,496     $4,108,267      345,650     $3,221,259      258,497     $2,313,108
-----------------------------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

YEAR ENDED 5/31/04

Shares sold                67,424      $711,798      365,090     $4,047,398      871,910     $9,810,387      809,901     $9,119,073
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions               1,125        12,077        2,075         23,273        1,580         18,252           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (29,193)     (309,055)     (22,174)      (244,549)    (140,453)    (1,607,244)     (83,730)      (976,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase               39,356      $414,820      344,991     $3,826,122      733,037     $8,221,395      726,171     $8,142,845
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03****

Shares sold                84,521      $831,608      140,431     $1,350,825      383,213     $3,556,486      329,868     $2,936,631
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (1,370)      (13,555)      (1,616)       (15,243)     (23,482)      (213,373)     (38,018)      (326,098)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase               83,151      $818,053      138,815     $1,335,582      359,731     $3,343,113      291,850     $2,610,533
-----------------------------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

YEAR ENDED 5/31/04

Shares sold               320,213    $3,419,672      483,031     $5,340,993      471,542     $5,357,544      200,181     $2,273,274
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions               3,757        40,270        3,314         37,184        1,338         15,455           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (29,280)     (316,235)     (75,397)      (841,748)     (25,301)      (282,177)     (23,919)      (278,421)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              294,690    $3,143,707      410,948     $4,536,429      447,579     $5,090,822      176,262     $1,994,853
-----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 5/31/03****

Shares sold               156,987    $1,537,805      205,227     $1,974,920      176,122     $1,645,104       84,087       $751,159
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (5,711)      (56,422)      (5,281)       (50,982)      (1,604)       (14,809)      (1,815)       (16,253)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              151,276    $1,481,383      199,946     $1,923,938      174,518     $1,630,295       82,272       $734,906
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through May 31, 2004.
**** For the period from the inception of Class 529A, Class 529B, and 529C shares, July 31, 2002, through May 31, 2003.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended May 31, 2004, was as follows:

                                                                COMMITMENT FEE

MFS Conservative Allocation Fund                                        $1,618
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                             4,174
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                               3,329
------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                                    1,549
------------------------------------------------------------------------------

Each fund had no significant borrowings during the year.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or
(ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the Funds) (four of the portfolios comprising MFS Series Trust X), including the portfolios of investments, as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from June 28, 2002 (commencement of operations) to May 31, 2003, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the Funds' custodian and the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at May 31, 2004, the results of their operations for the year then ended, the changes in their net assets for the year then ended and for the period from June 28, 2002 (commencement of operations) to May 31, 2003, and their financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

Boston, Massachusetts
July 9, 2004

-----------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (unaudited)
-----------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                                                                 PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s)      HELD TRUSTEE/OFFICER               DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH             WITH FUND              SINCE(1)                       THE PAST FIVE YEARS
-------------------             -------                                          -----------------------------
INTERESTED TRUSTEES
John W. Ballen(3)             Trustee and           August 2001 until   Massachusetts Financial Services Company, Chief
(born 09/12/59)               President             February 2004       Executive Officer and Director (until February
                                                                        2004)

Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)               President                                 Executive Officer, President, Chief Investment
                                                                        Officer and Director

Kevin J. Parke(3)             Trustee               January 2002 until  Massachusetts Financial Services Company,
(born 12/14/59)                                     February 2004       President, Chief Investment Officer and Director
                                                                        (until February 2004)

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial Services Company,
(born 08/08/46)                                                         Chairman (since February 2004); Harvard Law
                                                                        School (education), John Olin Visiting Professor
                                                                        (since July 2002); Secretary of Economic
                                                                        Affairs, The Commonwealth of Massachusetts
                                                                        (January 2002 to December 2002); Fidelity
                                                                        Investments, Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity Management & Research
                                                                        Company (investment adviser), President (March
                                                                        1997 to July 2001); The Bank of New York
                                                                        (financial services), Director; Bell Canada
                                                                        Enterprises (telecommunications), Director;
                                                                        Telesat (satellite communications), Director

Jeffrey L. Shames(3)          Trustee               October 1993 until  Massachusetts Financial Services Company,
(born 06/02/55)                                     February 2004       Chairman (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                Chairman              February 1992       Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                         related services), Director; Eastern Enterprises
                                                                        (diversified services company), Chairman,
                                                                        Trustee and Chief Executive Officer (until
                                                                        November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                         Surgery; Harvard Medical School, Professor of
                                                                        Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining products and
(born 05/30/42)                                                         service provider), Vice Chairman/ Director
                                                                        (since April 2001); Encinitos Ventures (private
                                                                        investment company), Principal (1997 to April
                                                                        2001); Lincoln Electric Holdings, Inc. (welding
                                                                        equipment manufacturer), Director; Southwest Gas
                                                                        Corporation (natural gas distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real estate consultant;
(born 09/27/41)                                                         Capitol Entertainment Management Company (video
                                                                        franchise), Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                         Director, Investment Banking Group (1997 to
                                                                        February 2001); Borders Group, Inc. (book and
                                                                        music retailer), Director; Federal Realty
                                                                        Investment Trust (real estate investment trust),
                                                                        Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu             Trustee               August 1982         Private investor; Harvard University Graduate
(born 04/10/35)                                                         School of Business Administration, Class of 1961
                                                                        Adjunct Professor in Entrepreneurship Emeritus;
                                                                        CBL & Associates Properties, Inc. (real estate
                                                                        investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                         specialists), President; Wellfleet Investments
                                                                        (investor in health care companies), Managing
                                                                        General Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional nutritional
                                                                        products), Chief Executive Officer (until May
                                                                        2001)

Elaine R. Smith               Trustee               February 1992       Independent health care industry consultant
(born 04/25/46)

Ward Smith                    Trustee               October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)               Trustee                                   Executive Officer, President, Chief Investment
                                                                        Officer and Director

John W. Ballen(3)             President and         August 2001 until   Massachusetts Financial Services Company, Chief
(born 09/12/59)               Trustee               February 2004       Executive Officer and Director (until February
                                                                        2004)

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial Services Company, Senior
(born 03/06/59)               and Assistant Clerk                       Vice President and Associate General Counsel

Stephen E. Cavan(3)           Secretary and Clerk   December 1989       Massachusetts Financial Services Company, Senior
(born 11/06/53)                                     until               Vice President, General Counsel and Secretary
                                                    March 2004          (until March 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                         President (since April 2003); Brown Brothers
                                                                        Harriman & Co., Senior Vice President (November
                                                                        2002 to April 2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior Vice President
                                                                        (prior to November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                         President (since August 2000); UAM Fund
                                                                        Services, Senior Vice President (prior to August
                                                                        2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial Services Company, Senior Vice
(born 08/29/58)                                                         President (since July 2002); The Bank of New
                                                                        York, Senior Vice President (September 2000 to
                                                                        July 2002); Lexington Global Asset Managers,
                                                                        Inc., Executive Vice President and Chief
                                                                        Financial Officer (prior to September 2000);
                                                                        Lexington Funds, Chief Financial Officer (prior
                                                                        to September 2000)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                         President

Frank L. Tarantino            Independent Chief     June 2004           CRA Business Strategies Group (consulting
(born 03/07/44)               Compliance Officer                        services), Executive Vice President (April 2003
                                                                        to June 2004); David L. Babson & Co. (investment
                                                                        adviser), Managing Director, Chief
                                                                        Administrative Officer and Director (February
                                                                        1997 to March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                         Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS.
Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110
DISTRIBUTOR
MFS Fund Distributors, Inc.                             INDEPENDENT REGISTERED PUBLIC
500 Boylston Street, Boston, MA 02116-3741              ACCOUNTING FIRM
                                                        Ernst & Young LLP
PORTFOLIO MANAGEMENT                                    200 Clarendon  Street, Boston, MA 02116
MFS Quantitative Research Group

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses
and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

Each fund has designated the following amounts as capital gain dividends for the year ended May 31, 2004:

                                                             CAPITAL
                                                              GAIN
                                                            DIVIDENDS
                                                            ---------
MFS Conservative Allocation Fund                               $593
MFS Moderate Allocation Fund                                    615

For the year ended May 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations are as follows:
                                                             DIVIDEND
                                                             RECEIVED
                                                            DEDUCTIONS
                                                            ---------
MFS Conservative Allocation Fund                              10.51%
MFS Moderate Allocation Fund                                  14.23%
MFS Growth Allocation Fund                                    30.74%

Each fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

Each fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION                     INVESTOR SERVICE

For information on MFS mutual funds,     Write to us at:
call your investment professional or,
for an information kit, call toll free:  MFS Service Center, Inc.
1-800-225-2606 any business day from 8   P.O. Box 55824
a.m. to 8 p.m. Eastern time.             Boston, MA 02205-5824

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Type of Information               Phone number      Hours, Eastern Time
--------------------------------------------------------------------------------
General information               1-800-225-2606    8 a.m. to 8 p.m., any
                                                    business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired       1-800-637-6576    9 a.m. to 5 p.m., any
                                                    business day
--------------------------------------------------------------------------------
Share prices, account balances    1-800-MFS-TALK
exchanges or stock and bond       (1-800-637-8255)
outlooks                          touch-tone        24 hours a day, 365 days a
                                  required          year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             AAF-ANN-7/04 197M

MFS(R) Mutual Funds

ANNUAL REPORT 5/31/04

MFS(R) EMERGING MARKETS EQUITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) EMERGING MARKETS EQUITY FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------
MFS PRIVACY POLICY
--------------------------------------------------------------
LETTER FROM THE CEO                                          1
--------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                                     5
--------------------------------------------------------------
MANAGEMENT REVIEW                                            6
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          9
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    12
--------------------------------------------------------------
FINANCIAL STATEMENTS                                        18
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               27
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     39
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       40
--------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS                 44
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     45
--------------------------------------------------------------
CONTACT INFORMATION                                         46
--------------------------------------------------------------
ASSET ALLOCATION                                            47

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    June 18, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued for much of the 12-month period that ended May 31, 2004. We believe the release of increasingly positive economic numbers as the period progressed, particularly with regard to corporate earnings in many regions, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns. A rate increase by the U. S. Federal Reserve Board, we believe, began to seem more imminent than investors had expected at the beginning of 2004. In our view, the March 2004 train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds, and subsequent events, including concern about instability in Iraq and Saudi Arabia, made the world look less stable to investors. In addition, we think oil prices that for a time exceeded $40 per barrel raised concerns that high energy costs could become a significant drag on the global recovery.

Emerging market securities, in particular, experienced a sharp decline late in the period as investors worried, we believe, about rising interest rates; historically, emerging market issues have been particularly sensitive to rate increases. In our view, fundamental factors in the emerging market area actually have held up well, but the sector had performed strongly for several years and was perhaps due for a normal correction.

-----------------------------------------------

TOP 5 SECTOR WEIGHTINGS
AS OF 5/31/04

BASIC MATERIALS                           18.6%
-----------------------------------------------
FINANCIAL SERVICES                        16.6%
-----------------------------------------------
UTILITIES AND COMMUNICATIONS              14.3%
-----------------------------------------------
TECHNOLOGY                                12.0%
-----------------------------------------------
ENERGY                                     8.4%
-----------------------------------------------
Percentages based on assets as of 5/31/04. The portfolio is actively managed, and current weightings may be different.

CONTRIBUTORS TO PERFORMANCE

Financial services, basic materials, and autos and housing were the fund's strongest-performing sectors over the one-year period, relative to our benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the MSCI EMF Index). In all three sectors, strong stock selection benefited performance. To a lesser extent, a relatively underweighted position in the financial services area and relatively overweighted positions in basic materials and in autos and housing also helped results.

In the financial services sector, the fund benefited by avoiding LG Card, a Korean credit card issuer that suffered massive cash flow problems during the period. In the basic materials sector, performance was helped by our positions in Norilsk Nickel, a Russian firm that is the world's largest nickel supplier, Companhia Vale Do Rio Doce (CVRD) in Brazil, the world's largest miner of iron ore, and Brazilian steel producer Companhia Siderurgica Nacional. Along with many other commodities, nickel, iron ore, and steel prices rose sharply over the period. We believe Chinese demand was a key factor in those price increases.

In the autos and housing sector, our position in Corporation Geo, a Mexican builder of low- and moderate-income housing, rose sharply. We believe the firm benefited from the combination of a rising middle class, low interest rates, and increasing availability of mortgages that released a pent-up demand for housing. The fund's Corporation Geo stock was sold during the period. Stocks in other sectors that aided relative performance included Brazilian oil producer Petroleo Brasileiro, also known as Petrobras, and Chinese energy firm PetroChina. By period-end, we had sold our PetroChina position.

DETRACTORS FROM PERFORMANCE

On a sector basis, technology was the fund's chief detractor over the period, relative to the MSCI EMF Index. While the technology positions we did hold performed slightly better than those of our benchmark, we were underweighted in the sector as it experienced strong performance. In particular, significantly underweighting AU Optronics, a Taiwanese manufacturer of liquid crystal display panels, hurt results as the stock soared over the period. The fund missed virtually all of that strong performance.

Individual stocks in other sectors that detracted from relative performance included Telephonos de Mexico, Taro Pharmaceutical Industries, and Brasil Telecom. In our view, Telefonos de Mexico, the dominant wireline phone provider in Mexico, suffered because it was a defensive stock during a period when the market shunned defensive issues in favor of higher-growth companies. While our position in Israel-based generic drug maker Taro Pharmaceutical Industries declined over the one-year period, the stock had helped relative performance in earlier periods. Our position in Russian oil company Lukoil was also a significant detractor from relative results. In our view, positive fundamentals at Lukoil were overwhelmed by the effects of negative events at another major Russian oil company, Yukos.

In addition, the fund's cash position, while it averaged less than 4% of assets over the period, was one of the greatest detractors from relative performance. In a period when equity markets rose sharply, any cash hurt performance against our benchmark, the MSCI EMF Index, has no cash position.

    Respectfully,

/s/ Nicholas D. Smithie

    Nicholas D. Smithie
    Portfolio Manager

Notes to shareholders:

Effective August 26, 2003, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index has become the primary benchmark of the fund and the Lipper Emerging Markets Fund Index has been dropped. We believe the MSCI Index is a more accurate reflection of the fund's actual strategy, management style, and investment universe than the Lipper Index.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

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PERFORMANCE SUMMARY THROUGH 5/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operatons, October 24, 1995, through May 31, 2004. Index information is from November 1, 1995.)

                     MFS Emerging                     Lipper Emerging
                    Markets Equity     MSCI EMF        Markets Fund
                   Fund -- Class A      Index            Index
          10/95        $ 9,425         $10,000          $10,000
           5/96         10,390          11,281           11,457
           5/98         10,392           8,716            9,309
           5/00         10,013          10,618           10,807
           5/02          9,883           8,931            9,406
           5/04         12,594          11,742           12,323

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A              10/24/95          41.34%     11.10%     6.99%     3.43%
------------------------------------------------------------------------------
        B              10/24/95          40.64%     10.56%     6.46%     2.90%
------------------------------------------------------------------------------
        C               6/27/96          40.73%     10.57%     6.43%     2.94%
------------------------------------------------------------------------------
        I               1/2/97           42.04%     11.67%     7.52%     3.87%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
                                        1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
Average emerging market fund+            38.82%     11.87%     7.18%     3.13%
------------------------------------------------------------------------------
MSCI EMF Index#                          40.48%     12.15%     5.42%     1.89%
------------------------------------------------------------------------------
Lipper Emerging Markets Fund Index+      39.85%     12.23%     6.44%     2.46%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

   Share class
------------------------------------------------------------------------------
        A                                33.21%      8.93%     5.73%     2.72%
------------------------------------------------------------------------------
        B                                36.64%      9.74%     6.14%     2.90%
------------------------------------------------------------------------------
        C                                39.73%     10.57%     6.43%     2.94%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
        A                                41.34%     37.12%    40.21%    33.63%
------------------------------------------------------------------------------
        B                                40.64%     35.14%    36.73%    27.89%
------------------------------------------------------------------------------
        C                                40.73%     35.18%    36.58%    28.26%
------------------------------------------------------------------------------
        I                                42.04%     39.27%    43.68%    38.67%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2004. Index information is from
  November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MSCI EMERGING MARKETS FREE INDEX - measures the performance of emerging market stocks.

LIPPER EMERGING MARKETS FUND INDEX - measures the performance of emerging market equity funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. Please see the prospectus for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.2%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Foreign Stocks - 95.2%
----------------------------------------------------------------------------------------------
Brazil - 8.9%
----------------------------------------------------------------------------------------------
Aracruz Celulose S.A. (Forest & Paper Products)                        16,200         $526,500
----------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone
Services)                                                              40,800        1,175,448
----------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Metals & Mining)^                 25,100        1,169,911
----------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                      50,600        2,565,420
----------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A. (Energy - Integrated)^                        76,500        1,996,650
----------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes (Telephone Services)^                   72,800          824,096
----------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A. (Forest & Paper
Products)                                                              37,100        1,159,746
----------------------------------------------------------------------------------------------
                                                                                    $9,417,771
----------------------------------------------------------------------------------------------
Chile - 0.1%
----------------------------------------------------------------------------------------------
Administradora de Fondas de Pensiones Provida S.A.
(Banks & Credit Companies)                                              3,800         $101,916
----------------------------------------------------------------------------------------------

China - 1.1%
----------------------------------------------------------------------------------------------
China Telecom Corp. Ltd. (Telephone Services)                       3,826,000       $1,202,666
----------------------------------------------------------------------------------------------

Croatia - 0.5%
----------------------------------------------------------------------------------------------
PLIVA d.d. (Pharmaceuticals)                                           34,500         $508,875
----------------------------------------------------------------------------------------------

Hong Kong - 4.8%
----------------------------------------------------------------------------------------------
China Mobile Ltd. (Telecommunications - Wireless)                     981,500       $2,808,207
----------------------------------------------------------------------------------------------
CITIC Pacific Ltd. (Conglomerate)                                     229,000          558,243
----------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                   2,912,500        1,251,828
----------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Natural Gas -
Distribution)                                                         275,000          433,982
----------------------------------------------------------------------------------------------
                                                                                    $5,052,260
----------------------------------------------------------------------------------------------
India - 5.4%
----------------------------------------------------------------------------------------------
Bank of India (Banks & Credit Companies)                              408,600         $510,356
----------------------------------------------------------------------------------------------
Canara Bank (Banks & Credit Companies)                                180,100          485,014
----------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd. (Construction)                             73,500          466,955
----------------------------------------------------------------------------------------------
Hindustan Petroleum Corp. Ltd. (Energy - Independent)                  44,200          305,247
----------------------------------------------------------------------------------------------
ICICI Bank Ltd. (Banks & Credit Companies)                             39,800          512,226
----------------------------------------------------------------------------------------------
ITC Ltd. (Tobacco)                                                     26,100          507,626
----------------------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automotive)*                                        54,700          487,534
----------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd (Energy - Independent)                     47,100          673,947
----------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Energy - Independent)                       138,800        1,317,981
----------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)                   55,600          458,934
----------------------------------------------------------------------------------------------
                                                                                    $5,725,820
----------------------------------------------------------------------------------------------
Indonesia - 4.0%
----------------------------------------------------------------------------------------------
PT Astra International Tbk. (Automotive)                              906,500         $561,860
----------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk. (Banks & Credit Companies)                1,046,000          417,182
----------------------------------------------------------------------------------------------
PT Bank Danamon Indonesia Tbk. (Banks & Credit Companies)           1,000,500          320,846
----------------------------------------------------------------------------------------------
PT Bank Mandiri Tbk. (Banks & Credit Companies)                     3,940,500          541,569
----------------------------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Banks & Credit Companies)*                1,981,500          363,108
----------------------------------------------------------------------------------------------
PT Gudang Garam Tbk. (Tobacco)                                        355,000          552,954
----------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk. (Tobacco)                           984,500          520,001
----------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk. (Telephone Services)               1,210,000          965,183
----------------------------------------------------------------------------------------------
                                                                                    $4,242,703
----------------------------------------------------------------------------------------------
Israel - 2.5%
----------------------------------------------------------------------------------------------
Bank Leumi le-Israel B.M. (Banks & Credit Companies)                  269,900         $497,231
----------------------------------------------------------------------------------------------
Koor Industries Ltd. (Conglomerates)*                                   9,900          377,566
----------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*^                38,800        1,711,080
----------------------------------------------------------------------------------------------
                                                                                    $2,585,877
----------------------------------------------------------------------------------------------
Luxembourg - 0.8%
----------------------------------------------------------------------------------------------
Tenaris S.A. (Oil Services)                                            26,300         $870,530
----------------------------------------------------------------------------------------------

Malaysia - 3.8%
----------------------------------------------------------------------------------------------
AMMB Holdings Berhard (Banks & Credit Companies)                      601,200         $547,408
----------------------------------------------------------------------------------------------
Astro All Asia Networks PLC (Broadcast & Cable TV)*                   492,900          635,582
----------------------------------------------------------------------------------------------
British American Tobacco (Tobacco)                                     50,400          636,632
----------------------------------------------------------------------------------------------
Genting Berhad (Gaming & Lodging)                                     120,800          492,737
----------------------------------------------------------------------------------------------
IOI Corp. (Specialty Chemicals)                                       226,000          481,737
----------------------------------------------------------------------------------------------
New Straits Times Press (Printing & Publishing)+                      497,000          510,079
----------------------------------------------------------------------------------------------
Proton Holdings Bergard (Automotive)*                                 203,000          419,355
----------------------------------------------------------------------------------------------
Resorts World Berhad (Gaming & Lodging)                                99,500          231,730
----------------------------------------------------------------------------------------------
                                                                                    $3,955,260
----------------------------------------------------------------------------------------------
Mexico - 8.4%
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications -
Wireless)                                                              44,100       $1,545,705
----------------------------------------------------------------------------------------------
CEMEX S.A. de C.V. (Construction)                                      60,400        1,772,136
----------------------------------------------------------------------------------------------
Controladora Comercial Mexicana S.A. de C.V. (General
Merchandise)                                                          264,600          310,803
----------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V. (Specialty Stores)                          90,500          471,222
----------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V. (Banks & Credit
Companies)                                                            142,500          498,400
----------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V. (Banks & Credit
Companies)                                                            438,500          557,734
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                        25,700        1,086,082
----------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V., ADR (Telephone
Services)                                                              47,800        1,607,992
----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR (Broadcast & Cable TV)                    124,400        1,039,984
----------------------------------------------------------------------------------------------
                                                                                    $8,890,058
----------------------------------------------------------------------------------------------
Russia - 3.8%
----------------------------------------------------------------------------------------------
JSC MMC Norilsk Nickel, ADR (Metals & Mining)                          28,090       $1,544,950
----------------------------------------------------------------------------------------------
OAO LUKOIL (Energy - Integrated)                                       22,500        2,475,000
----------------------------------------------------------------------------------------------
                                                                                    $4,019,950
----------------------------------------------------------------------------------------------
South Africa - 7.3%
----------------------------------------------------------------------------------------------
Absa Group Ltd. (Banks & Credit Companies)                            128,300         $927,351
----------------------------------------------------------------------------------------------
African Bank Investments Ltd. (Banks & Credit Companies)              321,600          576,185
----------------------------------------------------------------------------------------------
Barloworld Ltd. (Conglomerates)                                        49,300          523,516
----------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals &
Minerals)                                                              14,480        1,057,747
----------------------------------------------------------------------------------------------
MTN Group Ltd. (Telecommunications - Wireless)                        198,500          897,486
----------------------------------------------------------------------------------------------
Naspers Ltd. (Broadcast & Cable TV)                                    77,000          543,529
----------------------------------------------------------------------------------------------
Sanlam Group (Insurance)                                              533,600          726,238
----------------------------------------------------------------------------------------------
Standard Bank Group (Banks & Credit Companies)                        245,600        1,586,344
----------------------------------------------------------------------------------------------
Telkom Group Ltd. (Telephone Services)                                 69,600          845,582
----------------------------------------------------------------------------------------------
                                                                                    $7,683,978
----------------------------------------------------------------------------------------------
South Korea - 21.6%
----------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                              92,700         $222,894
----------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automotive)                                    34,810        1,336,202
----------------------------------------------------------------------------------------------
Industrial Bank of Korea (Banks & Credit Companies)                    65,560          421,551
----------------------------------------------------------------------------------------------
Kookmin Bank (Banks & Credit Companies)                                41,710        1,450,627
----------------------------------------------------------------------------------------------
Korea Exchange Bank (Banks & Credit Companies)                         50,950          257,266
----------------------------------------------------------------------------------------------
KT Corp., ADR (Telephone Services)^                                    37,400          652,630
----------------------------------------------------------------------------------------------
KT Freetel (Telephone - Wireless)                                      28,200          464,955
----------------------------------------------------------------------------------------------
KT&G Corp. (Tobacco)                                                   42,170          957,833
----------------------------------------------------------------------------------------------
LG Chem Ltd. (Specialty Chemicals)                                     10,680          376,024
----------------------------------------------------------------------------------------------
LG Electronics, Inc. (Furniture & Appliances)                          22,100        1,282,920
----------------------------------------------------------------------------------------------
POSCO (Metals & Mining)                                                69,950        2,224,410
----------------------------------------------------------------------------------------------
Samsung Corp. (Business Services)                                      29,950          376,786
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                             19,020        8,493,259
----------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd. (Electrical Equipment)                             6,310          696,295
----------------------------------------------------------------------------------------------
Samsung Securities Co. Ltd. (Brokerage & Asset Managers)                9,510          169,457
----------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd. (Banks & Credit
Companies)                                                             64,620        1,046,017
----------------------------------------------------------------------------------------------
Shinsegae Co. Ltd. (Specialty Stores)                                   4,200          944,955
----------------------------------------------------------------------------------------------
SK Telecom Co. Ltd. (Telecommunications - Wireless)+                    8,450        1,436,754
----------------------------------------------------------------------------------------------
                                                                                   $22,810,835
----------------------------------------------------------------------------------------------
Taiwan - 9.4%
----------------------------------------------------------------------------------------------
Acer, Inc. (Personal Computers & Peripherals)                         341,000         $501,395
----------------------------------------------------------------------------------------------
Advantech Co. Ltd. (Electronics)                                      150,000          306,077
----------------------------------------------------------------------------------------------
Au Optronics Corp. (Electronics)                                      142,800          276,387
----------------------------------------------------------------------------------------------
China Steel Corp. (Metals & Mining)                                 1,179,000        1,071,979
----------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd. (Banks & Credit
Companies)                                                            266,000          296,132
----------------------------------------------------------------------------------------------
Compal Electronics, Inc. (Personal Computers &
Peripherals)                                                          400,000          492,123
----------------------------------------------------------------------------------------------
Flexium Interconnect, Inc. (Electrical Equipment)*                    369,000          482,773
----------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp. (Chemicals)                           324,000          465,704
----------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd. (Banks & Credit
Companies)                                                          1,095,000        1,090,893
----------------------------------------------------------------------------------------------
HannStar Display Corp. (Electronics)                                1,280,000          702,896
----------------------------------------------------------------------------------------------
High Tech Computer Corp. (Computer Software - Systems)                114,000          492,603
----------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd. (Personal Computers &
Peripherals)                                                          215,800          883,922
----------------------------------------------------------------------------------------------
MediaTek, Inc. (Electronics)                                           96,900          930,473
----------------------------------------------------------------------------------------------
Mega Financial Holding Co. Ltd. (Banks & Credit
Companies)                                                          1,570,000        1,050,593
----------------------------------------------------------------------------------------------
President Chain Store Corp. (Food & Drug Stores)                      296,000          532,933
----------------------------------------------------------------------------------------------
Wan Hai Lines Ltd. (Railroad & Shipping)                              489,000          402,059
----------------------------------------------------------------------------------------------
                                                                                    $9,978,942
----------------------------------------------------------------------------------------------
Thailand - 2.6%
----------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd. (Banks & Credit Companies)               360,200         $852,544
----------------------------------------------------------------------------------------------
Land & Houses Public Co. Ltd. (Construction)                        3,167,800          812,256
----------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd. (Construction)                            189,100        1,072,313
----------------------------------------------------------------------------------------------
                                                                                    $2,737,113
----------------------------------------------------------------------------------------------
Turkey - 2.3%
----------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks & Credit Companies)                          246,982,700       $1,036,291
----------------------------------------------------------------------------------------------
Anadolu Efes (Alcoholic Beverages)                                 70,583,000          874,355
----------------------------------------------------------------------------------------------
Vestel Electronic (Furniture & Appliances)                        176,985,400          545,160
----------------------------------------------------------------------------------------------
                                                                                    $2,455,806
----------------------------------------------------------------------------------------------
United Kingdom - 7.9%
----------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                  282,470       $5,922,617
----------------------------------------------------------------------------------------------
Lonmin PLC (Precious Metals & Minerals)*                               65,000        1,136,525
----------------------------------------------------------------------------------------------
Old Mutual PLC (Banks & Credit Companies)                             751,300        1,301,249
----------------------------------------------------------------------------------------------
                                                                                    $8,360,391
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $88,497,182)                                       $100,600,751
----------------------------------------------------------------------------------------------

Short-Term Obligations - 0.5%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
ConocoPhillips, 1.06%, due 6/01/04, at Amortized Cost                    $527         $527,000
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                  5,276,400       $5,276,400
----------------------------------------------------------------------------------------------

Repurchase Agreements - 2.8%
----------------------------------------------------------------------------------------------
Merrill Lynch, 1.01%, dated 5/31/04, due 6/01/04, total
to be received $3,025,339 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                               $3,025       $3,025,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $97,325,582)                                  $109,429,151
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.5)%                                             (3,736,795)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $105,692,358
----------------------------------------------------------------------------------------------
* Non-income producing security.
+ Restricted security.
^ All or a portion of the security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/04

ASSETS
Investments, at value, including $5,139,533 of securities
on loan (identified cost, $97,325,582)                          $109,429,151
--------------------------------------------------------------------------------------------------
Cash                                                                  55,362
--------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $1,564,591)           1,571,296
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                      366,145
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      298,988
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    202,096
--------------------------------------------------------------------------------------------------
Total assets                                                                          $111,923,038
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $646,950
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   181,581
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         5,276,400
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      12,126
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         21,824
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         6,028
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     129
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                85,642
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $6,230,680
--------------------------------------------------------------------------------------------------
Net assets                                                                            $105,692,358
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $97,273,630
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      12,109,576
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                             (3,400,856)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (289,992)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $105,692,358
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                5,554,895
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                     $48,806,076
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,547,994
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $19.15
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$19.15)                                               $20.32
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $31,052,623
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,672,009
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $18.57
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $7,012,932
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 380,385
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $18.44
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $18,820,727
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 954,507
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $19.72
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 5/31/04

NET INVESTMENT INCOME (LOSS)
Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $2,774,591
--------------------------------------------------------------------------------------------------
  Interest                                                             43,231
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (280,369)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $2,537,453
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,085,569
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                3,576
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         187,117
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              195,496
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              296,924
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               54,903
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    8,734
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       132,895
--------------------------------------------------------------------------------------------------
  Registration fees                                                    64,703
--------------------------------------------------------------------------------------------------
  Printing                                                             55,644
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        44,275
--------------------------------------------------------------------------------------------------
  Postage                                                              14,329
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,662
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        16,291
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,164,118
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (1,160)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (95,116)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,067,842
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $469,611
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $17,441,124
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (165,560)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $17,275,564
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
--------------------------------------------------------------------------------------------------
  Investments                                                      $8,621,132
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           9,200
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                             $8,630,332
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                               $25,905,896
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $26,375,507
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                             2004                     2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income                                             $469,611                $338,162
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           17,275,564              (5,106,859)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             8,630,332              (2,175,813)
----------------------------------------------------------    ------------            ------------
Increase (decrease) in net assets from operations              $26,375,507             $(6,944,510)
----------------------------------------------------------    ------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------
  Class A                                                        $(345,159)                    $--
--------------------------------------------------------------------------------------------
  Class B                                                         (128,281)                     --
--------------------------------------------------------------------------------------------
  Class C                                                          (25,317)                     --
--------------------------------------------------------------------------------------------
  Class I                                                         (200,589)                     --
----------------------------------------------------------    ------------            ------------
Total distributions declared to shareholders                     $(699,346)                    $--
----------------------------------------------------------    ------------            ------------
Net increase (decrease) in net assets from fund share
transactions                                                   $15,886,195             $(2,615,131)
----------------------------------------------------------    ------------            ------------
Redemption fees                                                     $2,665                     $--
----------------------------------------------------------    ------------            ------------
Total increase (decrease) in net assets                        $41,565,021             $(9,559,641)
----------------------------------------------------------    ------------            ------------

NET ASSETS

At beginning of period                                         $64,127,337             $73,686,978
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $289,992 and
accumulated net investment loss of $123,062,
respectively)                                                 $105,692,358             $64,127,337
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 5/31

CLASS A                                                   2004             2003             2002           2001           2000
Net asset value, beginning of period                    $13.67           $15.16           $14.07         $15.35         $13.77
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)                        $0.11            $0.09            $0.05          $0.07         $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        5.52            (1.58)            1.04          (1.35)          1.73
--------------------------------------------------     -------          -------          -------        -------        -------
Total from investment operations                         $5.63           $(1.49)           $1.09         $(1.28)         $1.58
--------------------------------------------------     -------          -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.15)             $--              $--            $--            $--
--------------------------------------------------     -------          -------          -------        -------        -------
  Redemption fees added to paid-in-capital#              $0.00+++           $--              $--            $--            $--
--------------------------------------------------     -------          -------          -------        -------        -------
Net asset value, end of period                          $19.15           $13.67           $15.16         $14.07         $15.35
--------------------------------------------------     -------          -------          -------        -------        -------
Total return (%)(+)                                      41.34            (9.83)            7.60          (8.27)         11.47
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                2.10             2.29             2.34           2.24           2.26
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                        0.62             0.68             0.37           0.45          (0.92)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         116              214              189            154            161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $48,806          $27,180          $33,212        $29,060        $34,515
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated through December 31, 2003. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $0.10            $0.06            $0.02          $0.04         $(0.17)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.20             2.49             2.54           2.42           2.40
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.52             0.48             0.17           0.27          (1.06)
-------------------------------------------------------------------------------------------------------------------------------
      # Per share data is based on average shares outstanding.
     ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS B                                                 2004               2003             2002           2001           2000
Net asset value, beginning of period                  $13.28             $14.79           $13.80         $15.13         $13.64
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)                      $0.01              $0.01           $(0.01)        $(0.01)        $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      5.36              (1.52)            1.00          (1.32)          1.71
------------------------------------------------     -------            -------          -------        -------        -------
Total from investment operations                       $5.37             $(1.51)           $0.99         $(1.33)         $1.49
------------------------------------------------     -------            -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.08)               $--              $--            $--            $--
------------------------------------------------     -------            -------          -------        -------        -------
  Redemption fees added to paid-in-capital#            $0.00+++             $--              $--            $--            $--
------------------------------------------------     -------            -------          -------        -------        -------
Net asset value, end of period                        $18.57             $13.28           $14.79         $13.80         $15.13
------------------------------------------------     -------            -------          -------        -------        -------
Total return (%)                                       40.64             (10.34)            7.17          (8.85)         11.00
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.63               2.79             2.84           2.74           2.75
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                      0.08               0.10            (0.10)         (0.04)         (1.40)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       116                214              189            154            161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $31,053            $21,568          $32,671        $27,584        $34,374
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated through December 31, 2003. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $(0.00)+++          $(0.01)          $(0.04)        $(0.03)        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.73               2.99             3.04           2.92           2.89
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (0.02)             (0.10)           (0.30)        (0.22)          (1.54)
-------------------------------------------------------------------------------------------------------------------------------
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31
CLASS C                                                 2004               2003             2002           2001           2000
Net asset value, beginning of period                  $13.19             $14.69           $13.71         $15.05         $13.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)                      $0.01              $0.01           $(0.01)        $(0.01)        $(0.21)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      5.33              (1.51)            0.99          (1.33)          1.69
------------------------------------------------     -------            -------          -------        -------        -------
Total from investment operations                       $5.34             $(1.50)           $0.98         $(1.34)         $1.48
------------------------------------------------     -------            -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.09)               $--              $--            $--            $--
------------------------------------------------     -------            -------          -------        -------        -------
  Redemption fees added to paid-in-capital#            $0.00+++             $--              $--            $--            $--
------------------------------------------------     -------            -------          -------        -------        -------
Net asset value, end of period                        $18.44             $13.19           $14.69         $13.71         $15.05
------------------------------------------------     -------            -------          -------        -------        -------
Total return (%)                                       40.73             (10.35)            7.15          (8.90)         10.91
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.63               2.79             2.84           2.74           2.75
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                      0.08               0.08            (0.05)         (0.06)         (1.33)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       116                214              189            154            161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $7,013             $3,063           $5,213         $3,530         $4,860
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated through December 31, 2003. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $(0.00)+++          $(0.01)          $(0.03)        $(0.03)        $(0.23)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.73               2.99             3.04           2.92           2.89
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (0.02)             (0.12)           (0.25)         (0.24)         (1.47)
-------------------------------------------------------------------------------------------------------------------------------
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31
CLASS I                                                 2004               2003             2002           2001           2000
Net asset value, beginning of period                  $14.05             $15.50           $14.32         $15.55         $13.88
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)                      $0.20              $0.25            $0.17          $0.15         $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      5.68              (1.70)            1.01          (1.38)          1.74
------------------------------------------------     -------            -------          -------        -------        -------
Total from investment operations                       $5.88             $(1.45)           $1.18         $(1.23)         $1.67
------------------------------------------------     -------            -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.21)               $--              $--            $--            $--
------------------------------------------------     -------            -------          -------        -------        -------
  Redemption fees added to paid-in-capital#            $0.00+++             $--              $--            $--            $--
------------------------------------------------     -------            -------          -------        -------        -------
Net asset value, end of period                        $19.72             $14.05           $15.50         $14.32         $15.55
------------------------------------------------     -------            -------          -------        -------        -------
Total return (%)                                       42.04              (9.42)            8.24          (7.91)         12.03
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              1.63               1.79             1.84           1.74           1.74
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                      1.08               1.93             1.23           1.02          (0.43)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       116                214              189            154            161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $18,821            $12,317           $2,590           $887           $865
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated through December 31, 2003. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.18              $0.22            $0.14          $0.12         $(0.09)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              1.73               1.99             2.04           1.92           1.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.98               1.73             1.03          (0.84)         (0.57)
-------------------------------------------------------------------------------------------------------------------------------
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued with dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - The fund charges a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). However, for purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, passive foreign investment companies and timing of capital losses.

The tax character of distributions declared for the years ended May 31, 2004 and May 31, 2003 was as follows:

                                               5/31/04     5/31/03
          Distributions declared from:
          --------------------------------------------------------
            Ordinary income*                  $699,346         $--
          --------------------------------------------------------
* Included in the fund's distributions from ordinary income is $699,346 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

During the year ended May 31, 2004, accumulated distributions in excess of net investment income decreased by $62,805, accumulated net realized loss on investments and foreign currency transactions decreased by $709,816, and paid-in capital decreased by $772,621 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                      $(2,892,181)
          ----------------------------------------------------------
          Post-October currency loss deferral               (138,520)
          ----------------------------------------------------------
          Unrealized appreciation1                         1,454,949
          ----------------------------------------------------------
          Other temporary differences                         (5,520)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          May 31, 2010                                     $(563,078)
          ----------------------------------------------------------
          May 31, 2011                                    (2,329,103)
          ----------------------------------------------------------
          Total                                          $(2,892,181)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

        First $500 milllion of average daily net assets           1.05%
        ---------------------------------------------------------------
        In excess of $500 million of average daily net assets     1.00%
        ---------------------------------------------------------------

Prior to January 1, 2004, the management fee was computed daily and paid monthly at an annual rate of up to 1.25% of the fund's average daily net assets. During this period, the investment adviser voluntarily agreed to waive a portion of its fee to 1.05%, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended May 31, 2004 were at an effective rate of 1.05% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $437 for retired Independent Trustees for the year ended May 31, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                               0.0175%
            ------------------------------------------------------
            Next $2.5 billion                              0.0130%
            ------------------------------------------------------
            Next $2.5 billion                              0.0005%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                              0.01120%
            ------------------------------------------------------
            Next $2.5 billion                             0.00832%
            ------------------------------------------------------
            Next $2.5 billion                             0.00032%
            ------------------------------------------------------
            In excess of $7 billion                       0.00000%
            ------------------------------------------------------

For the year ended May 31, 2004, the fund paid MFS $8,734, equivalent to 0.00933% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $16,071 for the year ended May 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund, respectively. Effective April 1, 2004, the maximum sales charge on purchases for Class A shares was increased to 5.75%.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A       CLASS B       CLASS C

Distribution Fee                              0.10%         0.75%         0.75%
-------------------------------------------------------------------------------
Service Fee                                   0.25%         0.25%         0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                       0.35%         1.00%         1.00%
-------------------------------------------------------------------------------

Prior to April 1, 2004, the distribution fee for Class A was computed daily and paid monthly at an annual rate of 0.25% of the fund's average daily net assets. Distribution fees incurred for the year ended May 31, 2004 were at an effective rate of 0.22% of average daily net assets on an annualized basis.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2004, amounted to:

                                            CLASS A       CLASS B       CLASS C

Service Fee Retained by MFD                  $5,864          $559          $668
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2004, were as follows:

                                            CLASS A       CLASS B       CLASS C

Effective Annual Percentage Rates             0.47%         1.00%         1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2004, were as follows:

                                            CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed    $1,742       $31,515          $795
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004 the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of average daily assets. For the year ended May 31, 2004, the fund paid MFSC a fee of $101,872 for shareholder services which equated to 0.1088% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $85,245 for the year ended May 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $115,668,995 and $102,931,042, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $97,980,209
          ----------------------------------------------------------
          Gross unrealized appreciation                  $16,353,895
          ----------------------------------------------------------
          Gross unrealized depreciation                   (4,904,953)
          ----------------------------------------------------------
          Net unrealized appreciation                    $11,448,942
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                 Year ended 5/31/04       Year ended 5/31/03
                                 SHARES      AMOUNT      SHARES      AMOUNT

CLASS A SHARES

Shares sold
                             2,062,763   $37,492,238    2,261,257   $29,451,831
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                   17,819       326,801           --            --
--------------------------------------------------------------------------------
Shares reacquired           (1,520,389)  (26,911,968)  (2,464,842)  (32,193,104)
--------------------------------------------------------------------------------
Net increase (decrease)        560,193   $10,907,071     (203,585)  $(2,741,273)
--------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                  1,061,732   $18,846,127      513,940    $6,670,897
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                    6,693       119,265         --              --
--------------------------------------------------------------------------------
Shares reacquired           (1,021,004)  (18,069,655)  (1,098,918)  (14,215,458)
--------------------------------------------------------------------------------
Net increase (decrease)         47,421      $895,737     (584,978)  $(7,544,561)

--------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                    378,865    $6,699,340      311,687    $3,907,854
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                    1,229        21,748           --            --
--------------------------------------------------------------------------------
Shares reacquired             (232,016)   (3,958,368)    (434,277)   (5,532,030)
--------------------------------------------------------------------------------
Net increase (decrease)        148,078    $2,762,720     (122,590)  $(1,624,176)
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                    477,822    $9,051,158      862,470   $11,329,023
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                    2,599        48,970           --           --
--------------------------------------------------------------------------------
Shares reacquired             (402,459)   (7,779,461)    (153,063)   (2,034,144)
--------------------------------------------------------------------------------
Net increase                    77,962    $1,320,667      709,407    $9,294,879
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2004, was $825, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended May 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) RESTRICTED SECURITIES

The fund may invest not more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale. At May 31, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.84% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                            DATE OF         SHARE
DESCRIPTION             ACQUISITION        AMOUNT          COST           VALUE

New Straits Times Press   3/11/2004       497,000      $597,101        $510,079
-------------------------------------------------------------------------------
SK Telecom Co. Ltd.       4/23/2003         8,450     1,242,997       1,436,754
-------------------------------------------------------------------------------
                                                                     $1,946,833
-------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of
MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the Fund) (one of the portfolios comprising
MFS Series Trust X), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                             ERNST & YOUNG LLP

Boston, Massachusetts
July 9, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (unaudited)
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------      ------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)               Trustee and        August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 President          February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Kevin J. Parke(3)               Trustee            January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                    February 2004       Company, President, Chief
                                                                       Investment Officer and Director
                                                                       (until February 2004)

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises (telecom-
                                                                       munications), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

Jeffrey L. Shames(3)            Trustee            October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                    February 2004       Company, Chairman (until February
                                                                       2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                  Chairman           February 1992       Private investor; KeySpan
(born 05/01/36)                                                        Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

Ward Smith                      Trustee            October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

John W. Ballen(3)               President and      August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 Trustee            February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephen E. Cavan(3)             Secretary and      December 1989       Massachusetts Financial Services
(born 11/06/53)                 Clerk              until               Company, Senior Vice President,
                                                   March 2004          General Counsel and Secretary
                                                                       (until March 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           CRA Business Strategies Group
(born 03/07/44)                 Compliance                             (consulting services), Executive
                                Officer                                Vice President (April 2003 to
                                                                       June 2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC
MFS Fund Distributors, Inc.                            ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741             Ernst & Young LLP
                                                       200 Clarendon Street, Boston, MA
PORTFOLIO MANAGER                                      02116
Nicholas D. Smithie

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

[Graphic Omitted]
500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              FEM-ANN-7/04 25M

MFS(R) Mutual Funds
ANNUAL REPORT 5/31/04

MFS(R) INTERNATIONAL VALUE FUND

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE FUND

The fund seeks long-term growth of capital with a secondary objective to seek reasonable current income.

--------------------------------------------------------------------------------

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------------------------------------------------------

MFS PRIVACY POLICY
-----------------------------------------------------------------
LETTER FROM THE CEO                                             1
-----------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                                        5
-----------------------------------------------------------------
MANAGEMENT REVIEW                                               6
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                            10
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                       13
-----------------------------------------------------------------
FINANCIAL STATEMENTS                                           19
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  29
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM        40
-----------------------------------------------------------------
TRUSTEES AND OFFICERS                                          41
-----------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS                    45
-----------------------------------------------------------------
FEDERAL TAX INFORMATION                                        46
-----------------------------------------------------------------
CONTACT INFORMATION                                            47

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

June 18, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued for much of the 12-month period that ended May 31, 2004. We believe the release of increasingly positive economic numbers as the period progressed, particularly with regard to U.S. employment and corporate earnings in many regions, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns. A rate increase by the U. S. Federal Reserve Board, we believe, began to seem more imminent than investors had expected at the beginning of 2004. In our view, the March 2004 train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds, and subsequent events, including concern about instability in Iraq and Saudi Arabia, made the world look less stable to investors. In addition, we think oil prices that for a time exceeded $40 per barrel raised concerns that high energy costs could become a significant drag on the global recovery.

DETRACTORS FROM PERFORMANCE

The industrial goods and services, consumer staples, and miscellaneous, or business services, sectors were the fund's weakest sectors over the period relative to our primary benchmark, the Morgan Stanley Capital International
(MSCI) EAFE (Europe, Australasia, and Far East) Index (the MSCI EAFE Index). In both the industrial goods and services and business services areas, the fund's underweighted positioning detracted from returns; the MSCI EAFE Index's holdings in each of these sectors outperformed the overall Index by a significant margin. In consumer staples, which underperformed the overall MSCI EAFE Index, the fund was overweighted; that positioning also detracted from returns.

-----------------------------------------------
TOP 5 SECTOR WEIGHTINGS
AS OF 5/31/04

FINANCIAL SERVICES                        20.0%
-----------------------------------------------
UTILITIES AND COMMUNICATIONS              17.8%
-----------------------------------------------
ENERGY                                    11.8%
-----------------------------------------------
AUTOS AND HOUSING                          9.2%
-----------------------------------------------
CONSUMER STAPLES                           8.5%
-----------------------------------------------
Percentages based on assets as of 5/31/04. The
portfolio is actively managed, and current
weightings may be different.
-----------------------------------------------

In the consumer staples sector, tobacco company Altadis, while it delivered a positive return over the period, underperformed the broad market, as measured by the MSCI EAFE Index.

Holdings in other sectors that detracted from relative results included Bank of Ireland, Vodafone Holdings, and France Telecom. Bank of Ireland, we believe, did not fare well because profit margin erosion was greater than we had expected. Japanese firm Vodafone Holdings, formerly known as Japan Telecom, declined in value and was sold out of the portfolio. (We did, however, retain a position in the firm's U.K.-based parent company, Vodafone Group. That position helped relative returns, although it was not one of the fund's strongest contributors over the period.) France Telecom stock declined, we believe, because the firm's restructuring plan cut costs a bit too severely and hurt its wireless business; we sold our position during the period.

The fund's cash position, although it averaged less than 4.5% of assets over the period, also detracted from relative performance. In a period when the equity market performed well, holding any cash hurt performance against the MSCI EAFE Index which, like most market indices, has no cash position.

CONTRIBUTORS TO PERFORMANCE

On a sector basis, utilities and communications, retailing, and basic materials were the strongest contributors to relative results. In all three sectors, performance benefited from strong stock selection.

Our positions in KDDI Corp. and Fortum were the strongest relative contributors in the utilities and communications sector. In our view, KDDI, a Japanese wireless phone company, performed well as a result of cost-cutting efforts, investors' positive outlook on the firm's earnings potential, and significant growth in the wireless market. We believe Finland-based Fortum, a producer and distributor of electric power (primarily hydroelectric), saw strong earnings results because of high electricity prices, cost-cutting efforts, and balance sheet improvements achieved through debt repayment.

Fast Retailing, one of the fund's retail holdings, performed well as a result of growth in same-store sales and the continued strengthening of Japan's economy. We sold our Fast position during the period.

In the financial services area, the fund's positions in Japanese credit card company Jaccs Co., Irish-listed German lender Depfa Bank, and Aeon Credit all made significant contributions to relative results. We sold our Aeon stock during the period and took some profits. Our position in Sekisui Chemical, a Japanese maker of prefabricated housing, delivered strong relative returns as, we believe, management's focus on cost cutting and restructuring began to bear fruit.

Relative to the MSCI EAFE Index, the fund also benefited by not owning Finland-based Nokia. We believe stock in the wireless handset manufacturer declined because the firm has been late in keeping up with changing technologies, such as the addition of cameras. In addition, the fund benefited by underweighting pharmaceutical firm GlaxoSmithKline, whose stock underperformed the broad market. We sold our position during the period because we felt the firm would be hurt by competition from generic pharmaceuticals and an unexciting pipeline of new products.

    Respectfully,

/s/ Barnaby Wiener

    Barnaby Wiener
    Portfolio Manager

Notes to shareholders: Effective August 26, 2003, the Lipper International Funds Index was no longer a secondary benchmark of the fund.

Effective January 20, 2004, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, and Far East) Value Index became a secondary benchmark of the fund because we feel it better reflects the fund's investment policies and objectives.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/04
--------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operatons, October 24, 1995, through May 31, 2004. Index information is from November 1, 1995.)

                     MFS
                International           Lipper        MSCI      MSCI EAFE
                 Value Fund -        International    EAFE        Value
                   Class A            Funds Index     Index        Index
        10/95      $ 9,425              $10,000     $10,000     $10,286
        5/96        10,057               11,196      11,132      11,290
        5/98        12,599               14,908      13,375      14,016
        5/00        14,544               18,159      16,439      16,827
        5/02        12,754               14,261      12,382      14,664
        5/04        15,876               16,260      14,519      17,881

TOTAL RETURNS

--------------------
Average Annual
without sales charge
--------------------

                        Class
   Share class     inception date     1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
        A             10/24/95         30.88%      6.41%      5.47%      6.25%
------------------------------------------------------------------------------
        B             10/24/95         30.22%      5.88%      4.93%      5.72%
------------------------------------------------------------------------------
        C              7/1/96          30.27%      5.89%      4.92%      5.74%
------------------------------------------------------------------------------
        I              1/2/97          31.57%      6.99%      6.01%      6.67%
------------------------------------------------------------------------------

--------------------
Average Annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average international fund+            28.54%      0.41%      1.01%      4.75%
------------------------------------------------------------------------------
Lipper International Funds Index+      29.82%      2.25%      2.08%      5.83%
------------------------------------------------------------------------------
MSCI EAFE Index#                       33.17%      2.07%      0.73%      4.44%
------------------------------------------------------------------------------
MSCI EAFE Value Index#                 39.07%      4.11%      3.79%      7.00%
------------------------------------------------------------------------------

--------------------
Average Annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                              23.36%      4.33%      4.23%      5.52%
------------------------------------------------------------------------------
        B                              26.22%      4.98%      4.60%      5.72%
------------------------------------------------------------------------------
        C                              29.27%      5.89%      4.92%      5.74%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                              30.88%     20.50%     30.52%     68.45%
------------------------------------------------------------------------------
        B                              30.22%     18.69%     27.19%     61.36%
------------------------------------------------------------------------------
        C                              30.27%     18.73%     27.15%     61.63%
------------------------------------------------------------------------------
        I                              31.57%     22.48%     33.90%     74.28%
------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2004. Index information is from
  November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE LIPPER INTERNATIONAL FUNDS INDEX - measures the performance of international equity funds.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a commonly used measure of the international stock market.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) VALUE INDEX - a commonly used measure of international value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for class C shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the intial share class to which it is blended, and lower performance for share classes with lower operating expenses than the intial share class to which it is blended.

The fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. Please see the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 5/31/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.4%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Foreign Stocks - 96.4%
----------------------------------------------------------------------------------------------
Austria - 0.4%
----------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)                                                       2,960         $457,435
----------------------------------------------------------------------------------------------

Belgium - 1.0%
----------------------------------------------------------------------------------------------
Fortis (Banks & Credit Companies)^                                     54,500       $1,157,159
----------------------------------------------------------------------------------------------

Brazil - 0.7%
----------------------------------------------------------------------------------------------
Aracruz Celulose S.A. (Forest & Paper Products)                        11,400         $370,500
----------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone
Services)                                                              15,200          437,912
----------------------------------------------------------------------------------------------
                                                                                      $808,412
----------------------------------------------------------------------------------------------
Canada - 1.5%
----------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic
Beverages)*                                                            35,000         $614,619
----------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                    29,800        1,166,533
----------------------------------------------------------------------------------------------
                                                                                    $1,781,152
----------------------------------------------------------------------------------------------
China - 0.2%
----------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric
Power)                                                                202,000         $187,899
----------------------------------------------------------------------------------------------

Finland - 1.5%
----------------------------------------------------------------------------------------------
Fortum Corp. (Energy - Independent)                                   151,100       $1,777,614
----------------------------------------------------------------------------------------------

France - 7.9%
----------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)^                       57,259       $1,408,103
----------------------------------------------------------------------------------------------
Neopost S.A. (Machinery & Tools)                                        6,400          362,781
----------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A. (Automotive)^                                  8,000          451,815
----------------------------------------------------------------------------------------------
Renault S.A. (Automotive)^                                             19,400        1,445,701
----------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                   17,198        1,136,638
----------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)^                                55,400        1,076,779
----------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                  27,752        2,610,908
----------------------------------------------------------------------------------------------
Veolia Environnement (Utilities - Electric Power)^                     28,100          751,791
----------------------------------------------------------------------------------------------
                                                                                    $9,244,516
----------------------------------------------------------------------------------------------

Germany - 4.1%
----------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)^                              34,410       $1,458,683
----------------------------------------------------------------------------------------------
Deutsche Telekom AG (Telephone Services)                               91,100        1,529,157
----------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                          24,810        1,353,303
----------------------------------------------------------------------------------------------
Schwarz Pharma AG (Pharmaceuticals)^                                   17,850          504,383
----------------------------------------------------------------------------------------------
                                                                                    $4,845,526
----------------------------------------------------------------------------------------------
Hong Kong - 2.0%
----------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                   4,436,000       $1,906,647
----------------------------------------------------------------------------------------------
Star Cruises Ltd. (Gaming & Lodging)                                1,849,000          416,025
----------------------------------------------------------------------------------------------
                                                                                    $2,322,672
----------------------------------------------------------------------------------------------
Hungary - 1.0%
----------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt. (Energy - Integrated)+                 15,600         $588,900
----------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)*                         15,360          621,158
----------------------------------------------------------------------------------------------
                                                                                    $1,210,058
----------------------------------------------------------------------------------------------
Ireland - 3.0%
----------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks & Credit Companies)*                 26,280         $418,328
----------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Companies)                            138,380        1,670,233
----------------------------------------------------------------------------------------------
DEPFA BANK PLC (Banks & Credit Companies)*                             46,600          697,379
----------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                  49,120          747,093
----------------------------------------------------------------------------------------------
                                                                                    $3,533,033
----------------------------------------------------------------------------------------------
Italy - 3.7%
----------------------------------------------------------------------------------------------
Eni S.p.A. (Energy - Integrated)^                                      80,590       $1,643,177
----------------------------------------------------------------------------------------------
Italcementi S.p.A., Ord. (Construction)                                54,700          684,949
----------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                     155,720        1,240,334
----------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                       45,350          813,853
----------------------------------------------------------------------------------------------
                                                                                    $4,382,313
----------------------------------------------------------------------------------------------
Japan - 18.6%
----------------------------------------------------------------------------------------------
Acom Co. (Banks & Credit Companies)                                     9,720         $652,675
----------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                  57,000          523,425
----------------------------------------------------------------------------------------------
Canon, Inc. (Personal Computers & Peripherals)                         23,000        1,137,426
----------------------------------------------------------------------------------------------
Chiba Bank Ltd. (Banks & Credit Companies)                            125,000          722,517
----------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                       57,900          880,019
----------------------------------------------------------------------------------------------
Citizen Watch Co. Ltd. (Electronics)^                                  63,000          660,841
----------------------------------------------------------------------------------------------
DENSO CORP. (Automotive)                                               33,100          711,828
----------------------------------------------------------------------------------------------
EDION Corp. (Specialty Stores)                                         59,900          648,434
----------------------------------------------------------------------------------------------
Heiwa Real Estate Co. Ltd. (Leisure & Toys)                            58,000          872,592
----------------------------------------------------------------------------------------------
Honda Motor Co. Ltd. (Automotive)                                      20,600          889,760
----------------------------------------------------------------------------------------------
Impact 21 Co. Ltd. (Apparel Manufacturers)                             37,800          888,363
----------------------------------------------------------------------------------------------
Jaccs Co. Ltd. (Banks & Credit Companies)                              99,000          578,522
----------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                           203        1,186,262
----------------------------------------------------------------------------------------------
Lawson, Inc. (Specialty Stores)                                        22,500          826,868
----------------------------------------------------------------------------------------------
Olympus Corp. (Medical Equipment)                                      28,000          505,603
----------------------------------------------------------------------------------------------
Promise Co. Ltd. (Banks & Credit Companies)                            10,100          665,360
----------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (Apparel Manufacturers)                             139,900          939,395
----------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                        16,800          577,760
----------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (Construction)                              208,000        1,536,337
----------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)^                              9,230          618,097
----------------------------------------------------------------------------------------------
Tamron Co. Ltd. (Leisure & Toys)                                       14,000          613,584
----------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)                             104,000          913,498
----------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Utilities - Electric Power)           85,500        1,380,972
----------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                 26,700          475,830
----------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (Natural Gas - Distribution)                       539,000        1,902,554
----------------------------------------------------------------------------------------------
Toyota Industries Corp. (Automotive)                                   23,500          513,906
----------------------------------------------------------------------------------------------
                                                                                   $21,822,428
----------------------------------------------------------------------------------------------
Luxembourg - 0.8%
----------------------------------------------------------------------------------------------
Tenaris S.A. (Oil Services)                                            27,870         $922,497
----------------------------------------------------------------------------------------------

Mexico - 0.9%
----------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V. (Banks & Credit
Companies)                                                            600,610         $763,925
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                         8,000          338,080
----------------------------------------------------------------------------------------------
                                                                                    $1,102,005
----------------------------------------------------------------------------------------------
Netherlands - 2.5%
----------------------------------------------------------------------------------------------
Fugro N.V. (Oil Services)^                                              8,530         $481,435
----------------------------------------------------------------------------------------------
Royal KPN N.V. (Telephone Services)                                   174,480        1,266,132
----------------------------------------------------------------------------------------------
TPG N.V. (Airlines)                                                    27,400          616,577
----------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                      17,587          518,222
----------------------------------------------------------------------------------------------
                                                                                    $2,882,366
----------------------------------------------------------------------------------------------

New Zealand - 0.5%
----------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. (Telephone Services)*               149,582         $523,041
----------------------------------------------------------------------------------------------

Norway - 1.8%
----------------------------------------------------------------------------------------------
DNB Holding A.S.A. (Banks & Credit Companies)^                        257,900       $1,634,026
----------------------------------------------------------------------------------------------
Findexa Ltd. (Printing & Publishing)*                                 124,060          463,131
----------------------------------------------------------------------------------------------
                                                                                    $2,097,157
----------------------------------------------------------------------------------------------
Singapore - 1.8%
----------------------------------------------------------------------------------------------
MobileOne Ltd. (Telecommunications - Wireless)                      1,020,000         $906,613
----------------------------------------------------------------------------------------------
Singapore Post Ltd. (Trucking)                                      2,608,200        1,251,248
----------------------------------------------------------------------------------------------
                                                                                    $2,157,861
----------------------------------------------------------------------------------------------
South Korea - 2.8%
----------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                             142,000         $341,434
----------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automotive)                                    19,700          756,196
----------------------------------------------------------------------------------------------
Kookmin Bank (Banks & Credit Companies)                                14,810          515,075
----------------------------------------------------------------------------------------------
KT Freetel (Telephone Services)                                        32,800          540,799
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                              2,400        1,071,705
----------------------------------------------------------------------------------------------
                                                                                    $3,225,209
----------------------------------------------------------------------------------------------
Spain - 4.5%
----------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)^                                                26,220         $802,714
----------------------------------------------------------------------------------------------
Banco de Sabadell S.A. (Banks & Credit Companies)^                     28,460          586,539
----------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                            40,170          810,697
----------------------------------------------------------------------------------------------
Repsol YPF S.A. (Energy - Independent)^                                77,200        1,637,246
----------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)^                                 102,706        1,490,593
----------------------------------------------------------------------------------------------
                                                                                    $5,327,789
----------------------------------------------------------------------------------------------
Sweden - 3.3%
----------------------------------------------------------------------------------------------
Alfa Laval AB (Machinery & Tools)                                      16,830         $259,799
----------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                             24,430        1,005,100
----------------------------------------------------------------------------------------------
Nordea Bank AB (Banks & Credit Companies)                             226,600        1,536,055
----------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)^                                           106,000        1,120,500
----------------------------------------------------------------------------------------------
                                                                                    $3,921,454
----------------------------------------------------------------------------------------------

Switzerland - 7.5%
----------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                       17,250         $883,627
----------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)^                                              1,590          849,996
----------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)^                           8,327        2,165,963
----------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                          27,760        1,244,803
----------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                     12,450        1,311,258
----------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                29,189        2,320,820
----------------------------------------------------------------------------------------------
                                                                                    $8,776,467
----------------------------------------------------------------------------------------------
Thailand - 1.0%
----------------------------------------------------------------------------------------------
Krungthaicard (Banks & Credit Companies)                              841,400         $596,407
----------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd. (Airlines)                 367,500          543,639
----------------------------------------------------------------------------------------------
                                                                                    $1,140,046
----------------------------------------------------------------------------------------------
United Kingdom - 23.4%
----------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                      18,780         $874,612
----------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                 88,260          861,388
----------------------------------------------------------------------------------------------
Benfield Group PLC (Insurance)                                        179,140          797,837
----------------------------------------------------------------------------------------------
Bodycote International PLC (Electrical Equipment)                     186,100          488,603
----------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                      52,502        2,782,606
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)*               153,920        1,311,787
----------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Companies)                    36,840          541,851
----------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                      84,394        1,119,864
----------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd. (Airlines)                                   157,780          574,021
----------------------------------------------------------------------------------------------
Hiscox PLC (Insurance)                                                205,510          580,996
----------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)*                                  46,230        1,028,627
----------------------------------------------------------------------------------------------
Intertek Group PLC (Special Products & Services)                       79,850          791,749
----------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                            112,660        1,128,948
----------------------------------------------------------------------------------------------
Kelda Group PLC (Utilities - Electric Power)                           52,100          469,328
----------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)*                                309,560          504,952
----------------------------------------------------------------------------------------------
Matalan PLC (Apparel Manufacturers)                                   176,300          588,891
----------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                         24,360          618,808
----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                     29,994          812,501
----------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                              96,770          932,914
----------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit
Companies)*                                                            76,058        2,295,904
----------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                          58,580          867,513
----------------------------------------------------------------------------------------------
St. James's Place Capital PLC (Insurance)                             177,820          541,008
----------------------------------------------------------------------------------------------
Unilever PLC (Food & Non-Alcoholic Beverages)                          93,410          887,682
----------------------------------------------------------------------------------------------
United Utilities PLC, "A" (Utilities - Electric Power)                177,040        1,112,152
----------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)*                   934,291        2,196,114
----------------------------------------------------------------------------------------------
Wellington Underwriting PLC (Insurance)                               196,240          300,323
----------------------------------------------------------------------------------------------
William Hill Organization Ltd. (Gaming & Lodging)*                     59,580          590,763
----------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                 293,880        1,809,774
----------------------------------------------------------------------------------------------
                                                                                   $27,411,516
----------------------------------------------------------------------------------------------
Total Foreign Stocks                                                              $113,017,625
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $93,320,258)                                       $113,017,625
----------------------------------------------------------------------------------------------

Short-Term Obligations - 0.5%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
ConocoPhillips, due 6/01/04, at Amortized Cost                           $583         $583,000
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 14.7%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                     17,239      $17,239,119
----------------------------------------------------------------------------------------------

Commercial Paper - 1.1%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
Deutsche Bank, due 6/01/04, at Amortized Cost                          $1,326       $1,326,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $112,468,377)                                 $132,165,744
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (12.7)%                                           (14,924,467)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $117,241,277
----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
+ Restricted security.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/04

ASSETS

Investments, at value, including $16,408,062 of securities
on loan (identified cost, $112,468,377)                         $132,165,744
--------------------------------------------------------------------------------------------------
Cash                                                                  18,440
--------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $300,976)               303,779
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    2,410,844
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      947,440
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    483,433
--------------------------------------------------------------------------------------------------
Total assets                                                                          $136,329,680
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $1,648,280
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   129,671
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        17,239,119
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      11,500
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          3,755
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         8,026
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     137
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                47,915
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $19,088,403
--------------------------------------------------------------------------------------------------
Net assets                                                                            $117,241,277
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $97,431,662
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      19,701,120
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (222,851)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      331,346
--------------------------------------------------------------------------------------------------
Net assets                                                                            $117,241,277
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                5,638,815
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                     $66,215,583
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,144,211
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $21.06
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$21.06)                                               $22.34
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $37,076,301
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,807,292
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $20.51
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $13,322,344
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 658,168
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $20.24
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $627,049
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  29,144
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $21.52
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 5/31/04

NET INVESTMENT INCOME (LOSS)

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $2,673,008
--------------------------------------------------------------------------------------------------
  Interest                                                             97,906
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (289,186)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $2,481,728
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
  Management fee                                                     $883,113
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                4,377
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         228,815
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              246,837
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              325,273
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              109,676
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    9,021
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       150,914
--------------------------------------------------------------------------------------------------
  Printing                                                             66,002
--------------------------------------------------------------------------------------------------
  Postage                                                              14,960
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        40,675
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,234
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        95,786
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,178,683
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (705)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (97,862)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,080,116
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $401,612
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $13,809,722
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (26,455)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $13,783,267
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $11,688,493
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          (4,381)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $11,684,112
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                               $25,467,379
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $25,868,991
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                               2004                     2003

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                             $401,612                $200,425
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           13,783,267              (5,119,234)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                     11,684,112                 924,355
-----------------------------------------------------------  -------------             -----------
Increase (decrease) in net assets from operations              $25,868,991             $(3,994,454)
-----------------------------------------------------------  -------------             -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                        $(164,858)                    $--
--------------------------------------------------------------------------------------------------
  Class C                                                           (9,498)                     --
--------------------------------------------------------------------------------------------------
  Class I                                                          (25,650)                     --
-----------------------------------------------------------  -------------             -----------
Total distributions declared to shareholders                     $(200,006)                    $--
-----------------------------------------------------------  -------------             -----------
Net increase in net assets from fund share transactions        $17,292,361              $5,367,560
-----------------------------------------------------------  -------------             -----------
Redemption fees                                                     $3,251                     $--
-----------------------------------------------------------  -------------             -----------
Total increase in net assets                                   $42,964,597              $1,373,106
-----------------------------------------------------------  -------------             -----------

NET ASSETS

At beginning of period                                         $74,276,680             $72,903,574
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $331,346 and $158,846, respectively)     $117,241,277             $74,276,680
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 5/31

CLASS A                                                   2004             2003             2002           2001           2000

Net asset value, beginning of period                    $16.14           $16.97           $17.64         $20.60         $18.03
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                        $0.13            $0.08           $(0.02)        $(0.03)         $0.32
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        4.85            (0.91)           (0.55)         (1.84)          3.17
----------------------------------------------------   -------           ------           ------         ------         ------
Total from investment operations                         $4.98           $(0.83)          $(0.57)        $(1.87)         $3.49
----------------------------------------------------   -------           ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.06)             $--              $--         $(0.15)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --               --            (0.10)         (0.35)         (0.92)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --               --          (0.12)            --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                         --               --               --          (0.47)            --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --               --            (0.00)+           --             --
----------------------------------------------------   -------           ------           ------         ------         ------
Total distributions declared to shareholders            $(0.06)             $--           $(0.10)        $(1.09)        $(0.92)
----------------------------------------------------   -------           ------           ------         ------         ------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
----------------------------------------------------   -------           ------           ------         ------         ------
Net asset value, end of period                          $21.06           $16.14           $16.97         $17.64         $20.60
----------------------------------------------------   -------           ------           ------         ------         ------
Total return (%)(+)                                      30.88            (4.89)           (3.20)         (9.41)         19.57
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS A (CONTINUED)                                       2004             2003             2002           2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.90             2.08             2.06           2.08           2.04
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.67             0.51            (0.11)         (0.17)          1.63
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          82               92               94            104             82
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $66,216          $39,161          $38,122        $35,742        $33,767
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                             $0.10            $0.06           $(0.03)        $(0.04)           $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.04             2.16             2.14           2.13             --
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.53             0.43            (0.19)         (0.22)            --
------------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS B                                                   2004             2003             2002           2001           2000

Net asset value, beginning of period                    $15.75           $16.65           $17.39         $20.34         $17.89
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                        $0.01            $0.00+          $(0.10)        $(0.13)         $0.20
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        4.75            (0.90)           (0.54)         (1.82)          3.17
----------------------------------------------------   -------           ------           ------         ------         ------
Total from investment operations                         $4.76           $(0.90)          $(0.64)        $(1.95)         $3.37
----------------------------------------------------   -------           ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $--              $--              $--         $(0.10)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --               --            (0.10)         (0.35)         (0.92)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --               --          (0.08)            --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                         --               --               --          (0.47)            --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --               --            (0.00)+           --             --
----------------------------------------------------   -------           ------           ------         ------         ------
Total distributions declared to shareholders               $--              $--           $(0.10)        $(1.00)        $(0.92)
----------------------------------------------------   -------           ------           ------         ------         ------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
----------------------------------------------------   -------           ------           ------         ------         ------
Net asset value, end of period                          $20.51           $15.75           $16.65         $17.39         $20.34
----------------------------------------------------   -------           ------           ------         ------         ------
Total return (%)                                         30.22            (5.41)           (3.65)         (9.92)         18.97
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                2.44             2.58             2.56           2.58           2.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.07             0.02            (0.60)         (0.67)          1.03
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          82               92               94            104             82
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $37,076          $26,608          $27,751        $28,389        $27,390
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.01)          $(0.01)          $(0.11)        $(0.14)           $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.58             2.66             2.64           2.63             --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (0.07)           (0.06)           (0.68)         (0.72)            --
------------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS C                                                   2004             2003             2002           2001           2000

Net asset value, beginning of period                    $15.55           $16.44           $17.17         $20.15         $17.74
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                        $0.03            $0.02           $(0.10)        $(0.11)         $0.24
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        4.68            (0.91)           (0.53)         (1.82)          3.09
----------------------------------------------------   -------           ------           ------         ------         ------
Total from investment operations                         $4.71           $(0.89)          $(0.63)        $(1.93)         $3.33
----------------------------------------------------   -------           ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.02)             $--              $--         $(0.12)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --               --            (0.10)         (0.35)         (0.92)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --               --          (0.11)            --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                         --               --               --          (0.47)            --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --               --            (0.00)+           --             --
----------------------------------------------------   -------           ------           ------         ------         ------
Total distributions declared to shareholders            $(0.02)             $--           $(0.10)        $(1.05)        $(0.92)
----------------------------------------------------   -------           ------           ------         ------         ------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
----------------------------------------------------   -------           ------           ------         ------         ------
Net asset value, end of period                          $20.24           $15.55           $16.44         $17.17         $20.15
----------------------------------------------------   -------           ------           ------         ------         ------
Total return (%)                                         30.27            (5.41)           (3.64)         (9.94)         18.90
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                2.44             2.58             2.56           2.60           2.54
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.14             0.13            (0.61)         (0.60)          1.24
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          82               92               94            104             82
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $13,322           $8,248           $6,573         $6,784         $5,035
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                             $0.00+           $0.01           $(0.11)        $(0.12)           $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                2.58             2.66             2.64           2.65             --
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.00++           0.05            (0.69)         (0.65)            --
------------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
++ Per share amount was less than 0.01%.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS I                                                   2004             2003             2002           2001           2000

Net asset value, beginning of period                    $16.45           $17.20           $17.79         $20.77         $18.08
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                               $0.18            $0.10            $0.12          $0.06          $0.44
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        5.01            (0.85)           (0.61)         (1.86)          3.17
----------------------------------------------------   -------           ------           ------         ------         ------
Total from investment operations                         $5.19           $(0.75)          $(0.49)        $(1.80)         $3.61
----------------------------------------------------   -------           ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.12)             $--              $--         $(0.20)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                             --               --            (0.10)         (0.35)         (0.92)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --               --          (0.16)            --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                         --               --               --          (0.47)            --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --               --            (0.00)+           --             --
----------------------------------------------------   -------           ------           ------         ------         ------
Total distributions declared to shareholders            $(0.12)             $--           $(0.10)        $(1.18)        $(0.92)
----------------------------------------------------   -------           ------           ------         ------         ------
Redemption fees added to paid-in capital#                $0.00+             $--              $--            $--            $--
----------------------------------------------------   -------           ------           ------         ------         ------
Net asset value, end of period                          $21.52           $16.45           $17.20         $17.79         $20.77
----------------------------------------------------   -------           ------           ------         ------         ------
Total return (%)                                         31.57            (4.30)           (2.72)         (9.04)         20.19
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.44             1.58             1.56           1.56           1.54
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.80             0.74             0.77           0.30           2.21
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          82               92               94            104             82
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $627             $260             $458            $79            $89
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                    $0.15            $0.09            $0.11          $0.05            $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                1.58             1.66             1.64           1.61             --
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.66             0.66             0.69           0.25             --
------------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE  AGREEMENTS  -  The  fund may enter into repurchase agreements with
institutions   that   the   fund's   investment  adviser  has  determined  are
creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - The fund charges a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). However, for purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, passive foreign investment companies, and capital gain taxes paid.

The tax character of distributions declared for the years ended May 31, 2004 and May 31, 2003 was as follows:

                                                        5/31/04        5/31/03

Total ordinary income distributions declared           $200,006            $--
--------------------------------------------------------------------------------

During the year ended May 31, 2004, accumulated undistributed net investment income decreased by $29,106 and accumulated net realized loss on investments and foreign currency transactions decreased by $29,106 due to differences between book and tax accounting for currency transactions and capital losses. This change had no effect on the net assets or net asset value per share.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $400,242
          ----------------------------------------------------------
          Undistributed long-term capital gain               325,559
          ----------------------------------------------------------
          Unrealized appreciation                         19,134,969
          ----------------------------------------------------------
          Other temporary differences                        (51,155)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets                0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                 0.80%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion            0.70%
          ----------------------------------------------------------

Prior to January 1, 2004, the management fee was computed daily and paid monthly at an annual rate of up to 0.975% of the fund's average daily net assets. During this period, the investment adviser voluntarily agreed to waive a portion of its fee to 0.90%, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended May 31, 2004 were at an effective rate of 0.90% of average daily net assets on an annualized basis.

Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At May 31, 2004, aggregate unreimbursed expenses amounted to $97,862.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $363 for retired Independent Trustees for the year ended May 31, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                            0.0175%
            ---------------------------------------------------
            Next $2.5 billion                           0.0130%
            ---------------------------------------------------
            Next $2.5 billion                           0.0005%
            ---------------------------------------------------
            In excess of $7 billion                     0.0000%
            ---------------------------------------------------

Effective April 1, 2004 the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                            0.01120%
            ----------------------------------------------------
            Next $2.5 billion                           0.00832%
            ----------------------------------------------------
            Next $2.5 billion                           0.00032%
            ----------------------------------------------------
            In excess of $7 billion                     0.0000%
            ----------------------------------------------------

For the year ended May 31, 2004, the fund paid MFS $9,021, equivalent to 0.01% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $29,980 for the year ended May 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund, respectively. Effective April 1, 2004, the maximum sales charge on purchases for Class A shares was increased to 5.75%.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                   CLASS A         CLASS B            CLASS C

Distribution Fee                     0.10%           0.75%              0.75%
-------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%              0.25%
-------------------------------------------------------------------------------
Total Distribution Plan              0.35%           1.00%              1.00%
-------------------------------------------------------------------------------

Prior to April 1, 2004, the distribution fee for Class A was computed daily and paid monthly at an annual rate of 0.25% of the fund's average daily net assets. Distribution fees incurred for the year ended May 31, 2004 were at an effective rate of 0.22% of average daily net assets on an annualized basis.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2004, amounted to:

                                   CLASS A         CLASS B            CLASS C

Service Fee Retained by MFD         $3,405            $151               $108
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2004, were as follows:

                                   CLASS A         CLASS B            CLASS C

Effective Annual Percentage Rates    0.47%           1.00%              1.00%
-------------------------------------------------------------------------------

Certain Class A, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2004, were as follows:

                                              CLASS A      CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed        $789      $31,610     $2,132
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the year ended May 31, 2004, the fund paid MFSC a fee of $105,974 for shareholder services which equated to 0.11% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $29,984 for the year ended May 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $94,491,852 and $76,841,512, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $113,034,528
          ----------------------------------------------------------
          Gross unrealized appreciation                  $20,177,370
          ----------------------------------------------------------
          Gross unrealized depreciation                   (1,046,154)
          ----------------------------------------------------------
          Net unrealized appreciation                    $19,131,216
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 5/31/04             Year ended 5/31/03
                                       SHARES         AMOUNT            SHARES         AMOUNT

CLASS A SHARES

Shares sold                           2,075,303    $ 37,967,607       2,945,535    $ 44,289,907
-----------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          7,527         143,895            --              --
-----------------------------------------------------------------------------------------------
Shares reacquired                    (1,365,352)    (24,814,644)     (2,765,322)    (41,166,311)
-----------------------------------------------------------------------------------------------
Net increase                            717,478    $ 13,296,858         180,213    $  3,123,596
-----------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                        $ 12,527,902         681,580         655,621    $  9,731,558
-----------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           --              --              --              --
-----------------------------------------------------------------------------------------------
Shares reacquired                      (563,490)    (10,441,345)       (633,535)     (9,209,251)
-----------------------------------------------------------------------------------------------
Net increase                            118,090    $  2,086,557          22,086    $    522,307
-----------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             313,736    $  5,631,132         369,524    $  5,351,926
-----------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions            390           7,147            --              --
-----------------------------------------------------------------------------------------------
Shares reacquired                      (186,237)     (3,364,087)       (239,108)     (3,460,809)
-----------------------------------------------------------------------------------------------
Net increase                            127,889    $  2,274,192         130,416    $  1,891,117
-----------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             245,981    $  4,411,059          39,673    $    627,834
-----------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions            106           2,107            --              --
-----------------------------------------------------------------------------------------------
Shares reacquired                      (232,734)     (4,778,412)        (50,543)       (797,294)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                  13,353    $   (365,246)        (10,870)   $   (169,460)
-----------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $477 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At May 31, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                             DATE OF       SHARE/PRINCIPAL
DESCRIPTION                                ACQUISITION         AMOUNT            COST            VALUE

MOL Magyar Olaj-es Gazipari Rt.              5/5/2004          15,600          $581,972        $588,900
-------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (unaudited)
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                            ERNST & YOUNG LLP
Boston, Massachusetts
July 9, 2004

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                    POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                    WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------                 ----------------        ---------------       ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecom-munications), Director;
                                                                                Telesat (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              CRA Business Strategies Group (consulting
(born 03/07/44)                  Compliance Officer                             services), Executive Vice President (April 2003 to
                                                                                June 2004); David L. Babson & Co. (investment
                                                                                adviser), Managing Director, Chief Administrative
                                                                                Officer and Director (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741             200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Barnaby Wiener

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended May 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 16.12%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

For the year ended May 31, 2004, income from foreign sources was $289,186, and the fund designated a foreign tax credit of $276,223.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606 by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT


500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              FGI-ANN-7/04 24M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith and Ms. Lane are "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds"), and Ernst & Young LLP ("E&Y") to serve in this capacity for other Funds of the Registrant. In addition, Deloitte and E&Y may provide non-audit related services to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended May 31, 2004 and 2003, audit fees billed to the Funds by Deloitte were as follows:

                                                 Registrant's
                                                   Audit Fees
         Fees billed by Deloitte:                        2004        2003
                                                         ----        ----

              MFS Fundamental Growth Fund             $17,120     $11,000
              MFS Gemini UK Fund                       17,120      11,000
                                                      -------     -------
                           Total                      $34,240     $22,000

For the fiscal years ended May 31, 2004 and 2003, audit fees billed to the Funds by E&Y were as follows:

                                               Registrant's
                                                 Audit Fees
     Fees billed by E&Y:                                2004        2003
                                                        ----        ----
       MFS Aggressive Growth Allocation Fund         $19,100     $13,130
       MFS Conservative Allocation Fund               19,100      13,130
       MFS Emerging Markets Equity Fund               35,000      33,520
       MFS Growth Allocation Fund                     19,100      13,130
       MFS International Growth Fund                  35,000      33,520
       MFS International Value Trust                  35,000      33,520
       MFS Moderate Allocation Fund                   19,100      13,130
                                                    --------    --------
                  TOTAL                             $181,400    $153,080

For the fiscal years ended May 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds, MFS and MFS Related Entities were as follows:

                                           Audit-Related                                                                 Total
                                              Fees(1)               Tax Fees(2)          All Other Fees(3)           Non-Audit Fees
Fees billed by Deloitte:                 2004        2003       2004       2003         2004        2003         2004         2003
                                         ----        ----       ----       ----         ----        ----         ----         ----
MFS Fundamental Growth Fund                $0          $0     $4,500     $4,000           $0          $0       $4,500       $4,000
MFS Gemini UK Fund                          0           0      4,500      4,000            0           0        4,500        4,000
                                            -           -      -----      -----            -           -        -----        -----
    TOTAL FEES BILLED BY DELOITTE          $0          $0     $9,000     $8,000           $0          $0       $9,000       $8,000

To MFS and MFS Related Entities       687,650     190,300      35,000    60,879     $146,000     137,905      868,650      389,084
                                     --------    --------    -------    -------     --------    --------     --------     --------
    TOTAL FEES BILLED                $687,650    $190,300    $44,000    $68,879     $146,000    $137,905     $877,650     $397,084
    ------------------

For the fiscal years ended May 31, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the
Registrant, MFS and MFS Related Entities were as follows:

                                           Audit-Related                                                                 Total
                                              Fees(1)               Tax Fees(2)          All Other Fees(3)           Non-Audit Fees
Fees billed by Deloitte:                 2004        2003       2004       2003         2004        2003         2004         2003
                                         ----        ----       ----       ----         ----        ----         ----         ----
Fees billed by E&Y:
MFS Aggressive Growth Allocation Fund     $ 0         $ 0     $3,200       $2,170       $ 0          $ 0        $3,200       $2,170
MFS Conservative Allocation Fund            0           0      3,200        2,170         0            0         3,200        2,170
MFS Emerging Markets Equity Fund            0           0      6,235        5,975         0            0         6,235        5,975
MFS Growth Allocation Fund                  0           0      3,200        2,170         0            0         3,200        2,170
MFS International Growth Fund               0           0      6,235        5,975         0            0         6,235        5,975
MFS International Value Trust               0           0      6,235        5,975         0            0         6,235        5,975
MFS Moderate Allocation Fund                0           0      3,200        2,170         0            0         3,200        2,170
                                            -           -      -----        -----         -            -         -----        -----
   TOTAL FEES BILLED BY E&Y                $0          $0    $31,505      $26,605        $0           $0       $31,505      $26,605
To MFS and MFS Related Entities             0           0          0      129,000         0            0             0      129,000
                                          ---         ---    -------     --------       ---          ---       -------     --------
   TOTAL FEES BILLED                      $ 0         $ 0    $31,505     $155,605       $ 0          $ 0       $31,505     $155,605
   -----------------                      ---         ---    -------     --------       ---          ---       -------     --------

(1) There were no Audit-Related services provided to the Funds by either Deloitte or E&Y for the fiscal years ended May 31, 2004 and 2003. Audit-Related Fees paid to Deloitte for MFS and MFS Related Entities includes fees for internal control reviews.
(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. For both Deloitte and E&Y this category includes fees for tax compliance, tax planning, and tax advice. For Deloitte, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, and tax advice related to income recognition and distribution policies. For
    E&Y, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, tax advice and consultation on mutual fund capital structures, investment securities, preferential dividend regulations and technical questions related to wash sale rules of the Internal Revenue Code.
(3) For Deloitte, All Other Fees include fees for services related to financial information system implementation and consultation on internal cost allocations. There were no services provided to the Fund, MFS or MFS Related Entities by E&Y for the fiscal years ended May 31, 2004 and 2003 other than tax services.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the funds and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F):  Not applicable.

ITEM 4(H): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of series of the Registrant], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which it relates, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*              ROBERT J. MANNING
                                       ----------------------------------------
                                       Robert J. Manning, President

Date:   July 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              ROBERT J. MANNING
                                       ----------------------------------------
                                       Robert J. Manning, President (Principal
                                       Executive Officer)

Date:  July 23, 2004

By (Signature and Title)*              RICHARD M. HISEY
                                       ----------------------------------------
                                       Richard M. Hisey, Treasurer (Principal
                                       Financial Officer and Accounting Officer)

Date:  July 23, 2004

* Print name and title of each signing officer under his or her signature.